U.S. GLOBAL INVESTORS FUNDS

--------------------
 SEMI-ANNUAL REPORT
--------------------
(UNAUDITED)

DECEMBER 31, 1998

--------------------------------------------------
 TABLE OF CONTENTS
--------------------------------------------------

LETTER TO SHAREHOLDERS                           1

MANAGEMENT TEAM'S PERSPECTIVE                    5

PORTFOLIOS OF INVESTMENTS                       32

STATEMENTS OF ASSETS AND LIABILITIES            76

STATEMENTS OF OPERATIONS                        80

STATEMENTS OF CHANGES IN NET ASSETS             84

NOTES TO FINANCIAL STATEMENTS                   92

FINANCIAL HIGHLIGHTS                            99

[LOGO]
U.S. Global Investors


P.O. Box 781234
San Antonio, Texas 78278-1234
Tel 1*800*US*FUNDS
Fax 210*308*1217
www.us-global.com

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 U.S. GLOBAL INVESTORS FUNDS
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DEAR SHAREHOLDER

Dear Shareholder,

What a difference six months can make! Especially in                [PHOTO]
financial terms, where we have watched the markets at home and abroad seesaw back and forth between stellar returns and lackluster performance for the better part of a year. In times like these, stability is the watchword for investors:
You want the security of knowing that your investments will stay on an even keel as you navigate through bull, bear and choppy markets.

One of the best places to start is with our U.S. Government Securities Savings Fund. According to Lipper Analytical Services, Inc., on December 31, 1998, the fund ranked among the top 10 highest-yielding government money market funds out of 85 similar funds for the past five years.<F1> In today's market environment, this short-term fund is an excellent means of ensuring instant liquidity, which you may need to prevent selling at a loss should the market head downward for a sustained period.

With global and domestic interest rates falling, it is smart to diversify your portfolio with tax free income to take advantage of the appreciation in bond prices when interest rates fall. Morningstar awarded our Near-Term Tax Free Fund five stars, its highest rating, out of 1,577 and 1,040 municipal bond funds for the 3- and 5-year periods ended December 31, 1998. The Tax Free Fund received four stars out of 1,577 and 1,040 municipal bond funds for the 3- and 5-year periods ended December 31, 1998.<F2>

To round out your core holdings, we suggest the All American Equity Fund for both performance and stability. The fund ranked 68 out of a universe of 768 growth and income funds for the year ended December 31, 1998, according to Lipper Analytical Services, Inc. It also earned Morningstar's highest rating, five stars, for the 3-year period ended December 31, 1998, among 2,802 domestic equity funds.<F2> In fact, I am pleased to report the fund's returns outpaced those of the S&P 500 Index in 1998. The All American Equity Fund is widely acknowledged as one of the least volatile large caps, providing additional security in turbulent markets such as we saw this autumn. Among its major holdings are some of the best-known names in corporate America: Coca-Cola, McDonald's, Microsoft and many others.

On the global side, the brunt of the Asian flu seems to have passed, and equity markets in the Far East already are beginning to return, albeit slowly. With Japan continuing to restructure its banking system and more progressive free market policies now in place in China, the Asian markets should rebound and eventually recover lost ground. With the long-term prognosis solid, this is the time to consider allocating more assets to the

                                                                              1

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 U.S. GLOBAL INVESTORS FUNDS
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region through our China Region Opportunity Fund. You should know that foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure as well as economic and political risks.

Looking at specific sectors, we underscore the viability of an often overlooked stock category: gold equities. In spite of the overall poor gold market in 1998, some companies managed to perform well. We included those companies such as Meridian Gold, Gold Corp and Getchell Gold in our World Gold and Gold Shares portfolios because we believed that these companies represented growth and value not realized by the market, and we capitalized on this lack of attention to the benefit of these funds' shareholders. The price of gold is subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political policies. We suggest you invest no more than 5-10% of your total assets in gold or gold stocks.

In the past six months, U.S. Global Investors was hard at work finding ways to make your money work harder. Chief among our successes was the unveiling of a new investment strategy, the result of rigorous analysis and diligent backtesting. The philosophy behind this disciplined strategy is practical and simple: to make money for our shareholders. To do so, we use a top-down, bottom-up approach. "Top-down" refers to the broad macroeconomic themes that affect all stocks, such as price and the timing within a market cycle. "Bottom-up" refers to individual stock selection based on the fundamental value of a company. Many money managers subscribe to either a top-down or bottom-up investing discipline. However, we employ a combination of both. This is an important distinction, as it helps ensure the selection of the best stocks at the most opportune time in the market.

We actively manage all of our portfolios, equity and fixed income alike. Each has an appropriate benchmark that we seek to outperform over the long term. For all of our funds, our goal is to seek consistent superior performance with each fund in the top 50% of its respective peer group as defined by the appropriate Lipper Index. In fact, the compensation our portfolio managers receive is based on the fund's performance being in the top 50% of its peer group. Our funds benefit from these disciplined procedures and monitoring throughout each step of the investment process, and the strategy is continuously backtested to ensure that it is accurate for each fund.

There are some outstanding buying opportunities ahead for the long-term investor. With this in mind, remember that following a few sound principles of prudent investing is more important than picking any one stock, bond or fund.

2

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 U.S. GLOBAL INVESTORS FUNDS
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Three easy-to-follow guides should help:

SET YOUR GOALS. Then decide on a realistic long-term plan for achieving them and stick with it. Time is your ally here; and although at first it may seem difficult, you can develop the habit of investing regularly sooner than you think.

ALLOCATE YOUR ASSETS WISELY. With the U.S. Global Investors family of no-load funds, you can diversify across asset class, industry and geographical sectors, while reducing the volatility of your portfolio at the same time.

INVEST EVERY MONTH. Build your position in a fund gradually by investing on a steady basis. With U.S. Global Investors, you can do so automatically by enrolling in our ABC Investment Plan.(R)<F3> And don't allow short-term market fluctuations to influence your overall, long-range objectives!

In the following pages you'll find concise fund-by-fund analysis, detailing each fund's performance for the past six months and the factors that influenced it.

We recognize that financial reports and literature can be daunting to both novice and veteran investors alike. If you have any questions about the material inside or regarding your U.S. Global Investors' portfolio, please call our Investment Center at 1-800-US-FUNDS (1-800-873-8637).

May you be blessed with an abundance of prosperity, health and happiness in 1999.

Sincerely,

/s/ Frank Holmes

Frank Holmes
President & CEO
U.S. Global Investors

For more complete information on any of our funds, including charges and expenses, please call 1-800-US-FUNDS or visit our website at www.us-global.com for a free prospectus. Please read the prospectus carefully before you invest or send money. Investment returns and principal will fluctuate so that you may have a gain or loss when you sell shares. Past performance is no guarantee of future results.

                                                                               3

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 U.S. GLOBAL INVESTORS FUNDS
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<F1>Like all money market funds, an investment in the U.S. Government
    Securities Savings Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

<F2>Morningstar awarded the Tax Free Fund four, four and two stars out of
    1,577, 1,040 and 370 municipal bond funds for the 3-, 5- and 10-year periods ended December 31, 1998, respectively.

    Morningstar awarded the All American Equity Fund five, four and three stars out of 2,802, 1,702 and 732 domestic equity funds for the 3-, 5-and 10-year periods ended December 31, 1998, respectively.

    Morningstar uses a proprietary rating system to show historical, risk-adjusted performance. These ratings may change monthly and are calculated from the funds' 1-, 3-, 5- and 10-year (when available) average annual returns in excess of 90-day Treasury bill returns, with an appropriate adjustment for fees and expenses and with a risk factor reflecting the fund's performance below 90-day Treasury bill returns. The one year ranking is calculated using the same methodology but is not a component of the overall ranking. Morningstar awards five stars to funds in the top 10% of their category, four stars to funds in the next 22.5%, three stars to the next 35% and two stars to the next 22.5%.

    The Adviser for the Near-Term Tax Free Fund, Tax Free Fund and the All American Equity Fund guaranteed total fund operating expenses (as a percentage of net assets) will not exceed 0.70%, 0.70% and 1.00% respectively until June 30, 1999.

    Regarding the Near-Term Tax Free Fund and Tax Free Fund, some income may be subject to state, federal or AMT taxes for certain investors.

<F3>Periodic investment plans do not assure a profit or protect against a loss in declining markets. This type of plan involves continuous investment in securities regardless of fluctuating price levels. Investors should consider their financial ability to continue purchases through periods of low price levels.


4

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 MONEY MARKET FUNDS
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MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The U.S. Treasury Securities Cash Fund invests in short-term U.S. Treasury securities, which are protected by the full faith and credit of the United States government, and repurchase agreements, which are short-term lending arrangements collateralized by U.S. Treasury securities.

The U.S. Government Securities Savings Fund seeks to preserve capital and generate income by investing exclusively in short-term securities backed by the United States government or its agencies. Typically, these government agency securities carry a higher yield than U.S. Treasury securities.

PERFORMANCE

-------------------------------------------------------------------------------
 U.S. TREASURY SECURITIES CASH FUND                    As of December 31, 1998
-------------------------------------------------------------------------------
   7-Day Yield                                                          3.76%
   --------------------------------------------------------------------------
   7-Day Effective Yield                                                3.83%
   --------------------------------------------------------------------------
   Weighted Average Days to Maturity                                      63
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 U.S. GOVERNMENT SECURITIES SAVINGS FUND               As of December 31, 1998
-------------------------------------------------------------------------------
   7-Day Yield                                                          4.70%
   --------------------------------------------------------------------------
   7-Day Effective Yield                                                4.81%
   --------------------------------------------------------------------------
   Weighted Average Days to Maturity                                       75
-------------------------------------------------------------------------------

SIX MONTHS IN REVIEW

Asia's flu became a worldwide illness over the third quarter and began to affect the U.S. economy. Russia, Brazil and Argentina fell as a result of the flu. The front end of the economy, or the consumer sector, continued to show signs of strength mostly in housing, retail and nondurable goods. However, the back end of the economy, or the manufacturing and distribution sector, was very slow and inventories began to accumulate. Economists began to forecast a coming recession.

As more and more foreign markets became unstable or fell, foreign currency was converted to dollars and put to work in the U.S. Treasury market. Many hedge funds found themselves bankrupt and Long Term

                                                                               5

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 MONEY MARKET FUNDS
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Capital Management epitomized the problem by forcing a bailout engineered by the Federal Reserve Bank. Flight to quality, or selling foreign assets and buying U.S. Treasury securities, was one of the main factors that helped to bring down the short-term interest rates. By the end of September, the three-month Treasury bill was yielding 4.83% and economists were calling for zero inflation and for an earnings decline in the coming quarters. On September 25, 1998, the Federal Reserve lowered interest rates 25 basis points from 5.50% to 5.25%, ostensibly to help avert any slowdown in the economy.

The fourth quarter began with a lot of pressure on short-term interest rates. Frantic buying of short-term U.S. Treasury securities by both foreign and domestic investors caused interest rates from the three-month bill to the five-year note to drop below 4.00%. This move was an extreme reaction to the perception that the fixed-income markets were collapsing. Spreads between Treasuries and comparable maturity corporate bonds widened and remained wide through the end of the year.

The Federal Reserve lowered interest rates 25 basis points two more times and adopted a neutral policy stance at the November 17th meeting. As a result, they left interest rates unchanged at their December 22nd meeting.

INVESTMENT HIGHLIGHTS

Using our top-down analysis, we were able to discern that interest rates were indeed going to fall in the second half of the year. However, our analysis did not predict the depth of the unraveling of the fixed-income markets both at home and abroad. As a result, the yield on the funds dropped during that period. Some of our shorter investments in both funds matured and were held in cash.

Bottom-up analysis of the offerings revealed a slight advantage in yield for the six month sector of the yield curve. We found that callable agency yields had declined, leading us to purchase non-callable maturities.

In the U.S. Treasury Securities Cash Fund, we took on some new coupon positions in the four-to-six month area of the curve. The repurchase agreement portion of the portfolio helped to balance out the new purchases.

In the U.S. Government Securities Savings Fund, we concentrated on buying more fixed-rate paper. By year end, we were approximately 70% fixed rate and 30% floating rate, reflecting our easing stance on future interest rate changes.

6

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 MONEY MARKET FUNDS
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CURRENT OUTLOOK

After reading that the Federal Reserve had adopted a neutral policy stance in November, we fully expect them to leave interest rates unchanged at the February meeting. We expect the fourth quarter of 1998 to show an increase in GDP of approximately 3.5-4.0%. This will cause a few investors to fear the onset of inflation in the first quarter of 1999. Overseas pressures, coupled with global deflation and rising domestic unemployment, will help to move interest rates lower in the next six months.

                                                                               7

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 TAX FREE FUNDS
-------------------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

Both tax-free funds invest in securities which pay interest that is exempt from federal income taxation. The Near-Term Tax Free Fund attempts to maintain an average weighted portfolio maturity of five years or less. The Tax Free Fund has no stated maturity restriction although it will normally have a longer average maturity than the Near-Term Tax Free Fund. Both funds invest in securities in the four highest rating categories and seek to preserve capital while providing income that is exempt from federal income tax.

PERFORMANCE

-------------------------------------------------------------------------------
 NEAR-TERM TAX FREE FUND
-------------------------------------------------------------------------------

[Near Term Tax Fund mountain graph plotted from the data in the table below.]

U.S. Global Investors Funds      Lehman Municipal 3 Year Index
Near-Term Tax Free

    Date          Value         Date        Value
     12/04/90    $10,000.00     12/04/90
     12/31/90    $10,010.00     12/31/90   $10,000.00
      1/31/91    $10,040.00      1/31/91   $10,126.64
      2/28/91     $9,989.90      2/28/91   $10,217.90
      3/28/91     $9,969.78      3/28/91   $10,222.55
      4/30/91    $10,151.78      4/30/91   $10,322.19
      5/31/91    $10,233.24      5/31/91   $10,388.30
      6/28/91    $10,151.46      6/28/91   $10,397.62
      7/31/91    $10,315.85      7/31/91   $10,480.49
      8/30/91    $10,491.22      8/30/91   $10,584.78
      9/30/91    $10,615.75      9/30/91   $10,673.25
     10/31/91    $10,751.31     10/31/91   $10,749.60
     11/29/91    $10,740.83     11/29/91   $10,812.93
     12/31/91    $10,983.03     12/31/91   $11,028.96
      1/31/92    $10,961.83      1/31/92   $11,076.45
      2/28/92    $10,951.16      2/28/92   $11,080.17
      3/31/92    $10,951.16      3/31/92   $11,055.03
      4/30/92    $11,037.31      4/30/92   $11,138.84
      5/29/92    $11,199.62      5/29/92   $11,231.96
      6/30/92    $11,395.34      6/30/92   $11,368.84
      7/31/92    $11,778.10      7/31/92   $11,590.46
      8/31/92    $11,503.43      8/31/92   $11,538.32
      9/30/92    $11,558.63      9/30/92   $11,632.37
     10/30/92    $11,248.03     10/30/92   $11,586.74
     11/30/92    $11,560.17     11/30/92   $11,667.75
     12/31/92    $11,705.65     12/31/92   $11,738.52
      1/29/93    $11,829.46      1/29/93   $11,826.99
      2/26/93    $12,338.37      2/26/93   $12,011.36
      3/31/93    $12,156.59      3/31/93   $11,975.98
      4/30/93    $12,282.15      4/30/93   $12,045.81
      5/28/93    $12,270.69      5/28/93   $12,077.47
      6/30/93    $12,431.99      6/30/93   $12,155.69
      7/30/93    $12,466.72      7/30/93   $12,161.28
      8/31/93    $12,594.40      8/31/93   $12,274.89
      9/30/93    $12,687.52      9/30/93   $12,328.89
     10/29/93    $12,722.60     10/29/93   $12,354.97
     11/30/93    $12,687.39     11/30/93   $12,338.21
     12/31/93    $12,852.47     12/31/93   $12,468.57
      1/31/94    $12,936.08      1/31/94   $12,569.14
      2/28/94    $12,804.33      2/28/94   $12,451.81
      3/31/94    $12,599.94      3/31/94   $12,301.89
      4/29/94    $12,624.07      4/29/94   $12,374.52
      5/31/94    $12,672.54      5/31/94   $12,432.26
      6/30/94    $12,684.70      6/30/94   $12,435.98
      7/29/94    $12,794.57      7/29/94   $12,539.34
      8/31/94    $12,831.31      8/31/94   $12,584.04
      9/30/94    $12,819.01      9/30/94   $12,552.38
     10/31/94    $12,794.36     10/31/94   $12,521.65
     11/30/94    $12,757.28     11/30/94   $12,499.30
     12/30/94    $12,844.15     12/30/94   $12,553.31
      1/31/95    $12,931.27      1/31/95   $12,657.60
      2/28/95    $13,006.16      2/28/95   $12,790.76
      3/31/95    $13,093.87      3/31/95   $12,905.30
      4/28/95    $13,131.60      4/28/95   $12,949.06
      5/31/95    $13,270.50      5/31/95   $13,147.41
      6/30/95    $13,321.19      6/30/95   $13,179.07
      7/31/95    $13,397.53      7/31/95   $13,317.81
      8/31/95    $13,461.33      8/31/95   $13,422.11
      9/29/95    $13,499.76      9/29/95   $13,460.29
     10/31/95    $13,551.18     10/31/95   $13,524.54
     11/30/95    $13,641.53     11/30/95   $13,611.14
     12/29/95    $13,680.39     12/29/95   $13,667.01
      1/31/96    $13,784.62      1/31/96   $13,774.09
      2/29/96    $13,784.62      2/29/96   $13,776.89
      3/29/96    $13,719.04      3/29/96   $13,743.37
      4/30/96    $13,719.04      4/30/96   $13,760.13
      5/31/96    $13,732.25      5/31/96   $13,772.23
      6/28/96    $13,811.78      6/28/96   $13,854.18
      7/31/96    $13,891.61      7/31/96   $13,931.46
      8/30/96    $13,931.69      8/30/96   $13,951.95
      9/30/96    $14,025.55      9/30/96   $14,036.69
     10/31/96    $14,119.77     10/31/96   $14,134.46
     11/29/96    $14,268.40     11/29/96   $14,266.69
     12/31/96    $14,268.40     12/31/96   $14,273.21
      1/31/97    $14,322.91      1/31/97   $14,335.60
      2/28/97    $14,402.25      2/28/97   $14,405.44
      3/31/97    $14,306.15      3/31/97   $14,330.94
      4/30/97    $14,376.44      4/30/97   $14,392.40
      5/30/97    $14,510.65      5/30/97   $14,509.73
      6/30/97    $14,620.35      6/30/97   $14,595.40
      7/31/97    $14,864.26      7/31/97   $14,768.60
      8/29/97    $14,787.35      8/29/97   $14,739.73
      9/30/97    $14,926.24      9/30/97   $14,844.96
     10/31/97    $14,991.02     10/31/97   $14,911.07
     11/28/97    $15,039.06     11/28/97   $14,953.91
     12/31/97    $15,196.39     12/31/97   $15,055.40
      1/30/98    $15,318.76      1/30/98   $15,155.04
      2/27/98    $15,311.62      2/27/98   $15,186.70
      3/31/98    $15,305.89      3/31/98   $15,210.91
      4/30/98    $15,285.77      4/30/98   $15,190.43
      5/29/98    $15,451.61      5/29/98   $15,331.04
      6/30/98    $15,500.80      6/30/98   $15,382.25
      7/31/98    $15,547.42      7/31/98   $15,438.12
      8/31/98    $15,722.93      8/31/98   $15,588.04
      9/30/98    $15,875.61      9/30/98   $15,686.75
     10/30/98    $15,868.25     10/30/98   $15,763.11
     11/30/98    $15,891.87     11/30/98   $15,801.29
     12/31/98    $15,900.76     12/31/98   $15,839.46

-------------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                              For the Periods Ended
                                                             December 31, 1998
-------------------------------------------------------------------------------
                                     Inception  Five Year  One Year  Six Month
  Near-Term Tax Free Fund
    (Inception 12/4/90)                5.91%      4.35%     4.64%      2.58%
  ----------------------------------------------------------------------------
  Lehman Municipal 3-Year Bond
    Index                              5.91%      4.90%     5.21%      2.97%

  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Lehman Brothers Bond
  Indexes include fixed-rate debt issues rated investment grade or higher by Moody's Investment Service, Standard & Poor's Corporation, or Fitch Investor's Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million.
  Intermediate indexes include bonds with maturities of up to ten years, and long term indexes include those with maturities of ten years or longer.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TAX FREE FUNDS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 TAX FREE FUND
--------------------------------------------------------------------------------

[Tax Free Fund mountain graph plotted from the data in the table below.]

U.S. Global Investors Funds     Lehman Municipal 10-Year Index
Tax Free Fund

     Date         Value         Date        Value
     ----         -----         ----        -----
     12/30/88    $10,000.00     12/30/88   $10,000.00
      1/31/89    $10,118.51      1/31/89   $10,221.57
      2/28/89    $10,054.69      2/28/89   $10,128.89
      3/31/89    $10,045.58      3/31/89   $10,091.23
      4/28/89    $10,267.38      4/28/89   $10,283.84
      5/31/89    $10,415.24      5/31/89   $10,491.89
      6/30/89    $10,544.62      6/30/89   $10,614.50
      7/31/89    $10,638.19      7/31/89   $10,767.52
      8/31/89    $10,544.62      8/31/89   $10,703.80
      9/29/89    $10,497.84      9/29/89   $10,653.60
     10/31/89    $10,621.23     10/31/89   $10,775.25
     11/30/89    $10,773.10     11/30/89   $10,954.82
     12/29/89    $10,820.56     12/29/89   $11,067.77
      1/31/90    $10,714.66      1/31/90   $11,034.47
      2/28/90    $10,801.31      2/28/90   $11,116.53
      3/30/90    $10,801.31      3/30/90   $11,098.67
      4/30/90    $10,596.22      4/30/90   $11,024.81
      5/31/90    $10,890.56      5/31/90   $11,263.76
      6/29/90    $10,998.97      6/29/90   $11,369.47
      7/31/90    $11,187.07      7/31/90   $11,527.32
      8/31/90    $10,829.09      8/31/90   $11,361.75
      9/28/90    $10,898.95      9/28/90   $11,364.16
     10/31/90    $11,089.46     10/31/90   $11,614.21
     11/30/90    $11,452.38     11/30/90   $11,851.23
     12/31/90    $11,472.65     12/31/90   $11,880.19
      1/31/91    $11,615.30      1/31/91   $12,076.17
      2/28/91    $11,645.97      2/28/91   $12,179.96
      3/28/91    $11,625.45      3/28/91   $12,173.68
      4/30/91    $11,800.50      4/30/91   $12,341.67
      5/31/91    $11,872.90      5/31/91   $12,434.83
      6/28/91    $11,789.80      6/28/91   $12,420.35
      7/31/91    $11,967.01      7/31/91   $12,550.20
      8/30/91    $12,103.12      8/30/91   $12,719.64
      9/30/91    $12,229.19      9/30/91   $12,914.66
     10/31/91    $12,324.15     10/31/91   $13,019.89
     11/29/91    $12,313.56     11/29/91   $13,041.61
     12/31/91    $12,611.29     12/31/91   $13,319.66
      1/31/92    $12,578.68      1/31/92   $13,347.65
      2/28/92    $12,589.61      2/28/92   $13,327.38
      3/31/92    $12,578.63      3/31/92   $13,307.11
      4/30/92    $12,677.94      4/30/92   $13,433.58
      5/29/92    $12,844.17      5/29/92   $13,590.94
      6/30/92    $13,089.24      6/30/92   $13,826.51
      7/31/92    $13,581.91      7/31/92   $14,279.78
      8/31/92    $13,312.07      8/31/92   $14,110.83
      9/30/92    $13,357.23      9/30/92   $14,228.62
     10/30/92    $13,062.17     10/30/92   $14,083.32
     11/30/92    $13,358.78     11/30/92   $14,340.61
     12/31/92    $13,519.18     12/31/92   $14,507.63
      1/29/93    $13,623.08      1/29/93   $14,751.88
      2/26/93    $14,098.44      2/26/93   $15,291.56
      3/31/93    $13,912.17      3/31/93   $15,068.55
      4/30/93    $14,099.22      4/30/93   $15,211.91
      5/28/93    $14,146.18      5/28/93   $15,265.01
      6/30/93    $14,393.74      6/30/93   $15,566.23
      7/30/93    $14,417.41      7/30/93   $15,605.33
      8/31/93    $14,714.56      8/31/93   $15,928.75
      9/30/93    $14,893.57      9/30/93   $16,124.73
     10/29/93    $14,941.53     10/29/93   $16,151.28
     11/30/93    $14,796.94     11/30/93   $16,019.02
     12/31/93    $15,111.77     12/31/93   $16,360.78
      1/31/94    $15,272.27      1/31/94   $16,561.59
      2/28/94    $14,937.57      2/28/94   $16,107.84
      3/31/94    $14,376.94      3/31/94   $15,492.86
      4/29/94    $14,427.03      4/29/94   $15,663.26
      5/31/94    $14,565.51      5/31/94   $15,788.28
      6/30/94    $14,502.24      6/30/94   $15,720.22
      7/29/94    $14,731.22      7/29/94   $15,984.26
      8/31/94    $14,807.88      8/31/94   $16,046.05
      9/30/94    $14,628.08      9/30/94   $15,830.28
     10/31/94    $14,344.29     10/31/94   $15,599.05
     11/30/94    $13,994.43     11/30/94   $15,304.11
     12/30/94    $14,320.19     12/30/94   $15,579.74
      1/31/95    $14,714.68      1/31/95   $15,983.30
      2/28/95    $15,031.69      2/28/95   $16,435.61
      3/31/95    $15,230.70      3/31/95   $16,657.65
      4/28/95    $15,270.68      4/28/95   $16,677.93
      5/31/95    $15,658.80      5/31/95   $17,206.99
      6/30/95    $15,591.60      6/30/95   $17,099.83
      7/31/95    $15,672.59      7/31/95   $17,350.84
      8/31/95    $15,821.60      8/31/95   $17,586.41
      9/29/95    $15,930.43      9/29/95   $17,698.88
     10/31/95    $16,121.70     10/31/95   $17,903.07
     11/30/95    $16,327.51     11/30/95   $18,143.46
     12/29/95    $16,479.08     12/29/95   $18,254.49
      1/31/96    $16,575.93      1/31/96   $18,439.37
      2/29/96    $16,492.56      2/29/96   $18,363.58
      3/29/96    $16,297.22      3/29/96   $18,135.26
      4/30/96    $16,255.22      4/30/96   $18,071.06
      5/31/96    $16,269.28      5/31/96   $18,020.37
      6/28/96    $16,410.51      6/28/96   $18,191.73
      7/31/96    $16,552.22      7/31/96   $18,366.00
      8/30/96    $16,552.22      8/30/96   $18,366.48
      9/30/96    $16,752.33      9/30/96   $18,555.22
     10/31/96    $16,895.76     10/31/96   $18,789.82
     11/29/96    $17,155.03     11/29/96   $19,170.21
     12/31/96    $17,111.64     12/31/96   $19,083.80
      1/31/97    $17,169.74      1/31/97   $19,159.10
      2/28/97    $17,312.70      2/28/97   $19,339.64
      3/31/97    $17,150.12      3/31/97   $19,080.42
      4/30/97    $17,295.73      4/30/97   $19,220.89
      5/30/97    $17,514.33      5/30/97   $19,493.15
      6/30/97    $17,711.57      6/30/97   $19,708.44
      7/31/97    $18,151.01      7/31/97   $20,262.12
      8/29/97    $17,997.01      8/29/97   $20,065.65
      9/30/97    $18,193.64      9/30/97   $20,320.04
     10/31/97    $18,279.56     10/31/97   $20,427.69
     11/28/97    $18,387.00     11/28/97   $20,522.30
     12/31/97    $18,666.37     12/31/97   $20,846.21
      1/30/98    $18,829.55      1/30/98   $21,077.43
      2/27/98    $18,805.05      2/27/98   $21,075.98
      3/31/98    $18,786.62      3/31/98   $21,061.50
      4/30/98    $18,707.95      4/30/98   $20,945.65
      5/29/98    $19,011.49      5/29/98   $21,301.89
      6/30/98    $19,076.78      6/30/98   $21,380.09
      7/31/98    $19,137.77      7/31/98   $21,414.37
      8/31/98    $19,439.20      8/31/98   $21,786.54
      9/30/98    $19,669.38      9/30/98   $22,110.45
     10/30/98    $19,602.92     10/30/98   $22,120.10
     11/30/98    $19,693.46     11/30/98   $22,186.23
     12/31/98    $19,714.19     12/31/98   $22,255.26


--------------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                               For the Periods Ended
                                                              December 31, 1998
--------------------------------------------------------------------------------
                                     Ten Year  Five Year  One Year  Six Month
  Tax Free Fund                        7.02%      5.46%     5.61%      3.34%
  ----------------------------------------------------------------------------
  Lehman Municipal 10-Year
    Bond Index                         8.33%      6.35%     6.76%      4.09%

  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Lehman
  Brothers Bond Indexes include fixed-rate debt issues rated investment grade or higher by Moody's Investment Service, Standard & Poor's
  Corporation, or Fitch Investor's Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Intermediate indexes include bonds with maturities of up to ten years, and long term indexes include those with maturities of ten years or longer.
--------------------------------------------------------------------------------

SIX MONTHS IN REVIEW

For much of the summer, both municipal issuers and buyers remained on the sidelines watching the fixed-income markets unravel around the world. The only stable bonds were municipals. They really did not react at all to the changes occurring elsewhere. As we moved into the fourth quarter, municipal yields, as a percentage of the comparable U.S. Treasury yields, were quite high. This situation created an environment where an investment in tax free bonds offered a superior return when compared to the U.S. Treasury investments, even before taking into account the tax exempt status of the municipal bonds. This attracted some retail buying, but not nearly as much as we expected. Supply grew rapidly in October and November as issuers came to market to finance new projects while taking advantage of the flat yield curve.

--------------------------------------------------------------------------------
 TAX FREE FUNDS
--------------------------------------------------------------------------------

INVESTMENT HIGHLIGHTS

A top-down macroeconomic analysis of the economy and the income tax structure revealed little change for municipals, while interest rates were falling. In both funds our strategy was to buy more general obligation bonds and to extend our maturities. Our bottom-up stock selection strategy helped us to pick longer non-callable maturities and to select more generic municipal issues, such as traditional school bonds and water revenue issues.

CURRENT OUTLOOK

Our outlook for the next six months for the municipal market is for more retail buying and more falling interest rates in the second quarter. We don't expect the Federal Reserve to change rates at their next meeting, but we do expect that they will consider a change in the second quarter. We expect to buy longer maturities over the next several months.

--------------------------------------------------------------------------------
 MUNICIPAL BOND RATINGS--BASED ON TOTAL INVESTMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NEAR-TERM TAX FREE FUND
--------------------------------------------------------------------------------

   AAA                                                                 43.84%
   --------------------------------------------------------------------------
   AA                                                                  11.18%
   --------------------------------------------------------------------------
   A                                                                   23.72%
   --------------------------------------------------------------------------
   BBB                                                                  9.13%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 TAX FREE FUND
--------------------------------------------------------------------------------

   AAA                                                                 67.63%
   --------------------------------------------------------------------------
   AA                                                                  13.04%
   --------------------------------------------------------------------------
   A                                                                    7.92%
   --------------------------------------------------------------------------
   BBB                                                                  6.12%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 INCOME FUND
--------------------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Income Fund invests in a broad array of equity and debt securities, at least 80% of which are income-producing securities. The fund focuses on issuers that have an established record of paying dividends, including companies that provide essentials such as electricity, gas, and telephone services.

PERFORMANCE

--------------------------------------------------------------------------------
 INCOME FUND
--------------------------------------------------------------------------------

[Income Fund mountain graph plotted from the data in the table below.]

U.S. Global Investors Funds      S&P Utilities             S&P/BARRA 500
Income Fund                      (NX) Index                Value Index

      Date          Value         Date        Value         Date        Value
      ----          -----         ----        -----         ----        -----
     12/30/88    $10,000.00     12/30/88   $10,000.00     12/30/88   $10,000.00
      1/31/89    $10,380.76      1/31/89   $10,563.74      1/31/89   $10,733.00
      2/28/89    $10,310.62      2/28/89   $10,328.22      2/28/89   $10,501.15
      3/31/89    $10,490.98      3/31/89   $10,596.31      3/31/89   $10,778.40
      4/28/89    $11,058.06      4/28/89   $11,265.18      4/28/89   $11,295.75
      5/31/89    $11,574.51      5/31/89   $11,914.98      5/31/89   $11,723.86
      6/30/89    $11,858.05      6/30/89   $12,102.84      6/30/89   $11,681.66
      7/31/89    $12,521.94      7/31/89   $13,072.44      7/31/89   $12,487.68
      8/31/89    $12,664.93      8/31/89   $12,994.91      8/31/89   $12,762.43
      9/29/89    $12,828.35      9/29/89   $13,212.62      9/29/89   $12,625.87
     10/31/89    $12,704.80     10/31/89   $13,272.02     10/31/89   $12,218.04
     11/30/89    $13,116.62     11/30/89   $13,717.91     11/30/89   $12,326.79
     12/29/89    $13,785.84     12/29/89   $14,720.86     12/29/89   $12,612.76
      1/31/90    $12,880.66      1/31/90   $13,527.86      1/31/90   $11,872.39
      2/28/90    $12,859.85      2/28/90   $13,377.46      2/28/90   $12,113.41
      3/30/90    $12,839.04      3/30/90   $13,623.58      3/30/90   $12,257.55
      4/30/90    $12,126.34      4/30/90   $13,097.61      4/30/90   $11,840.80
      5/31/90    $12,901.92      5/31/90   $13,989.84      5/31/90   $12,783.32
      6/29/90    $12,912.40      6/29/90   $13,695.84      6/29/90   $12,541.72
      7/31/90    $12,806.83      7/31/90   $13,649.34      7/31/90   $12,542.97
      8/31/90    $12,057.21      8/31/90   $12,566.08      8/31/90   $11,439.20
      9/28/90    $12,036.09      9/28/90   $13,079.72      9/28/90   $10,909.57
     10/31/90    $12,472.80     10/31/90   $13,939.44     10/31/90   $10,754.65
     11/30/90    $12,653.87     11/30/90   $14,214.58     11/30/90   $11,489.18
     12/31/90    $12,589.97     12/31/90   $14,344.10     12/31/90   $11,748.84
      1/31/91    $12,567.90      1/31/91   $13,904.89      1/31/91   $12,304.56
      2/28/91    $13,020.30      2/28/91   $14,383.90      2/28/91   $13,106.83
      3/28/91    $12,965.13      3/28/91   $14,661.44      3/28/91   $13,226.10
      4/30/91    $12,965.13      4/30/91   $14,429.26      4/30/91   $13,330.56
      5/31/91    $13,098.10      5/31/91   $14,245.73      5/31/91   $13,966.44
      6/28/91    $12,643.77      6/28/91   $14,050.99      6/28/91   $13,272.30
      7/31/91    $12,945.34      7/31/91   $14,484.10      7/31/91   $13,799.21
      8/30/91    $13,269.26      8/30/91   $14,859.44      8/30/91   $13,999.31
      9/30/91    $13,615.51      9/30/91   $15,159.75      9/30/91   $13,852.33
     10/31/91    $13,784.30     10/31/91   $15,466.39     10/31/91   $14,054.57
     11/29/91    $13,840.56     11/29/91   $15,319.11     11/29/91   $13,270.33
     12/31/91    $14,391.93     12/31/91   $16,446.44     12/31/91   $14,399.63
      1/31/92    $13,925.84      1/31/92   $15,561.01      1/31/92   $14,399.63
      2/28/92    $14,255.51      2/28/92   $15,132.58      2/28/92   $14,691.94
      3/31/92    $14,016.78      3/31/92   $14,910.74      3/31/92   $14,461.28
      4/30/92    $14,245.44      4/30/92   $15,871.24      4/30/92   $15,166.98
      5/29/92    $14,771.36      5/29/92   $15,848.91      5/29/92   $15,209.46
      6/30/92    $14,542.70      6/30/92   $16,072.93      6/30/92   $15,084.74
      7/31/92    $15,255.46      7/31/92   $17,342.06      7/31/92   $15,629.29
      8/31/92    $15,174.99      8/31/92   $17,213.11      8/31/92   $15,176.04
      9/30/92    $15,243.97      9/30/92   $17,338.98      9/30/92   $15,342.98
     10/30/92    $15,313.36     10/30/92   $17,180.47     10/30/92   $15,219.63
     11/30/92    $15,278.67     11/30/92   $17,158.99     11/30/92   $15,631.76
     12/31/92    $15,556.25     12/31/92   $17,777.22     12/31/92   $15,915.18
      1/29/93    $15,692.38      1/29/93   $18,052.82      1/29/93   $16,354.74
      2/26/93    $16,484.43      2/26/93   $19,349.18      2/26/93   $16,918.18
      3/31/93    $17,016.58      3/31/93   $19,694.91      3/31/93   $17,385.63
      4/30/93    $16,867.64      4/30/93   $19,642.30      4/30/93   $17,315.39
      5/28/93    $17,103.46      5/28/93   $19,267.93      5/28/93   $17,638.65
      6/30/93    $17,550.29      6/30/93   $20,159.56      6/30/93   $17,871.84
      7/30/93    $17,774.97      7/30/93   $20,616.00      7/30/93   $18,093.82
      8/31/93    $18,698.67      8/31/93   $21,613.44      8/31/93   $18,802.74
      9/30/93    $18,561.37      9/30/93   $21,570.56      9/30/93   $18,795.85
     10/29/93    $18,623.99     10/29/93   $21,530.22     10/29/93   $18,897.95
     11/30/93    $17,734.75     11/30/93   $20,444.05     11/30/93   $18,559.83
     12/31/93    $18,310.87     12/31/93   $20,341.18     12/31/93   $18,875.78
      1/31/94    $18,753.04      1/31/94   $20,483.80      1/31/94   $19,755.73
      2/28/94    $17,946.74      2/28/94   $19,318.20      2/28/94   $19,041.04
      3/31/94    $16,893.34      3/31/94   $18,659.84      3/31/94   $18,257.91
      4/29/94    $17,259.17      4/29/94   $19,122.16      4/29/94   $18,642.46
      5/31/94    $16,906.41      5/31/94   $18,612.81      5/31/94   $18,950.94
      6/30/94    $16,527.52      6/30/94   $18,655.41      6/30/94   $18,426.83
      7/29/94    $17,093.35      7/29/94   $19,284.16      7/29/94   $19,050.20
      8/31/94    $17,382.84      8/31/94   $19,230.61      8/31/94   $19,588.75
      9/30/94    $17,027.55      9/30/94   $18,742.62      9/30/94   $18,898.76
     10/31/94    $17,226.01     10/31/94   $18,903.63     10/31/94   $19,310.14
     11/30/94    $16,524.80     11/30/94   $18,626.99     11/30/94   $18,527.71
     12/30/94    $16,432.18     12/30/94   $18,722.55     12/30/94   $18,755.26
      1/31/95    $16,806.25      1/31/95   $20,175.94      1/31/95   $19,263.19
      2/28/95    $17,100.16      2/28/95   $20,141.27      2/28/95   $20,010.78
      3/31/95    $17,180.32      3/31/95   $20,014.62      3/31/95   $20,562.53
      4/28/95    $17,583.29      4/28/95   $20,745.04      4/28/95   $21,239.49
      5/31/95    $18,187.76      5/31/95   $21,401.38      5/31/95   $22,184.48
      6/30/95    $18,066.87      6/30/95   $21,500.84      6/30/95   $22,352.90
      7/31/95    $18,378.13      7/31/95   $22,043.51      7/31/95   $23,122.86
      8/31/95    $18,405.20      8/31/95   $22,482.96      8/31/95   $23,320.37
      9/29/95    $19,027.73      9/29/95   $23,912.08      9/29/95   $24,131.50
     10/31/95    $18,782.91     10/31/95   $24,486.35     10/31/95   $23,755.73
     11/30/95    $19,381.35     11/30/95   $24,826.13     11/30/95   $25,000.86
     12/29/95    $20,102.20     12/29/95   $26,588.41     12/29/95   $25,693.77
      1/31/96    $20,463.90      1/31/96   $26,926.15      1/31/96   $26,463.01
      2/29/96    $20,505.64      2/29/96   $25,855.76      2/29/96   $26,711.11
      3/29/96    $20,547.37      3/29/96   $25,324.76      3/29/96   $27,336.37
      4/30/96    $20,729.46      4/30/96   $25,603.43      4/30/96   $27,614.68
      5/31/96    $20,743.46      5/31/96   $25,539.48      5/31/96   $28,030.90
      6/28/96    $21,065.61      6/28/96   $26,600.28      6/28/96   $27,895.59
      7/31/96    $20,318.30      7/31/96   $24,929.71      7/31/96   $26,718.72
      8/30/96    $20,656.71      8/30/96   $25,461.27      8/30/96   $27,456.37
      9/30/96    $20,783.61      9/30/96   $25,705.23      9/30/96   $28,632.32
     10/31/96    $21,095.72     10/31/96   $27,013.64     10/31/96   $29,601.56
     11/29/96    $22,017.85     11/29/96   $27,583.86     11/29/96   $31,866.06
     12/31/96    $22,202.28     12/31/96   $27,420.44     12/31/96   $31,344.60
      1/31/97    $22,751.51      1/31/97   $27,597.44      1/31/97   $32,789.26
      2/28/97    $22,801.44      2/28/97   $27,326.50      2/28/97   $33,027.73
      3/31/97    $21,834.46      3/31/97   $26,497.03      3/31/97   $31,896.93
      4/30/97    $22,102.78      4/30/97   $26,099.62      4/30/97   $33,092.80
      5/30/97    $23,276.68      5/30/97   $27,203.53      5/30/97   $35,168.50
      6/30/97    $24,346.60      6/30/97   $28,054.50      6/30/97   $36,512.93
      7/31/97    $25,119.51      7/31/97   $28,702.63      7/31/97   $39,434.08
      8/29/97    $24,380.21      8/29/97   $28,180.46      8/29/97   $37,651.96
      9/30/97    $25,747.92      9/30/97   $29,402.01      9/30/97   $39,859.45
     10/31/97    $25,308.94     10/31/97   $29,689.96     10/31/97   $38,394.72
     11/28/97    $26,490.81     11/28/97   $31,791.76     11/28/97   $39,858.28
     12/31/97    $27,326.56     12/31/97   $34,183.51     12/31/97   $40,743.23
      1/30/98    $27,326.56      1/30/98   $32,825.69      1/30/98   $40,240.96
      2/27/98    $28,400.10      2/27/98   $33,934.77      2/27/98   $43,259.39
      3/31/98    $30,283.68      3/31/98   $36,106.17      3/31/98   $45,450.53
      4/30/98    $30,283.68      4/30/98   $35,411.88      4/30/98   $45,988.50
      5/29/98    $29,891.92      5/29/98   $35,238.40      5/29/98   $45,341.54
      6/30/98    $30,170.07      6/30/98   $36,542.87      6/30/98   $45,685.86
      7/31/98    $29,795.90      7/31/98   $34,736.09      7/31/98   $44,693.53
      8/31/98    $27,353.93      8/31/98   $35,290.45      8/31/98   $37,506.93
      9/30/98    $28,653.69      9/30/98   $38,234.56      9/30/98   $39,785.74
     10/30/98    $29,443.59     10/30/98   $37,602.12     10/30/98   $42,902.20
     11/30/98    $30,490.21     11/30/98   $38,107.06     11/30/98   $45,136.94
     12/31/98    $31,159.99     12/31/98   $39,234.29     12/31/98   $46,722.28


--------------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                               For the Periods Ended
                                                              December 31, 1998
--------------------------------------------------------------------------------
                                      Ten Year  Five Year  One Year  Six Month
  Income Fund                           12.04%    11.22%     14.03%     3.28%
  ----------------------------------------------------------------------------

  S&P/BARRA 500 Value Index             16.67%    19.87%     14.67%     2.27%
  ----------------------------------------------------------------------------
  S&P 40 Utilities Index                14.65%    14.04%     14.78%     7.37%

  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The
  Standard & Poor's BARRA 500 Value Index is a capitalization-weighted index of all stocks in the Standard & Poor's 500 that have low price-to-book ratios. The index is rebalanced semi-annually on January
  1 and July 1. It is designed so that approximately 50% of the Standard
  & Poor's Index market capitalization is in the Value Index. The
  Standard & Poor's 40 Utilities Index is a capitalization-weighted index of all stocks designed to measure the performance of the utility sector of the Standard & Poor's 500 Index.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 INCOME FUND
--------------------------------------------------------------------------------

SIX MONTHS IN REVIEW

The third quarter was marked by financial crisis. Bond markets around the world fell and many hedge funds fell with them. Most notable of these was Long Term Capital Management, which was big enough to warrant a bailout engineered by the Federal Reserve. In response to the financial crisis, the Federal Reserve lowered interest rates at the end of the quarter.

The fourth quarter started with the lowest levels seen on U.S. Treasuries in a long time and ended with a very strong stock market. The financial sector, so badly damaged in the third quarter, roared back to life in the fourth quarter on expectations of lower interest rates and a steepening yield curve. The Dow rallied back to levels last seen in July, giving investors confidence that it could move yet higher.

INVESTMENT HIGHLIGHTS

The portfolio weightings in both telecommunications and electric companies helped the fund's performance during the third quarter. Our exposure to oil and natural gas did not do as well.

In the fourth quarter, our telecommunications exposure continued to do well for us, returning approximately 20%. Our top stock selections were U.S. West, Bell Atlantic and Sprint. The electric companies did not perform as well in the fourth quarter, as markets worldwide rebounded and the credit crunch eased.

CURRENT OUTLOOK

Going forward, we have refocused our efforts on a top-down macroeconomic approach, coupled with a bottom-up stock selection strategy. We believe that this disciplined approach will yield better results for our shareholders. We anticipate restructuring some of the portfolio, which will result in some changes in the fund's sector weighting.

We expect the fourth quarter retail sales to show stronger than expected returns and that the first quarter GDP will be stronger than expected. This might seem somewhat inflationary, but we expect layoffs and the general trend toward lower prices to continue. We believe that the large-cap, blue chip stocks will perform well and that interest rates will remain unchanged for at least the first quarter.

--------------------------------------------------------------------------------
 INCOME FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
--------------------------------------------------------------------------------
   US WEST, INC.                                                        2.91%
     TELECOMMUNICATIONS
   --------------------------------------------------------------------------
   BELL ATLANTIC CORP.                                                  2.53%
     TELECOMMUNICATIONS
   --------------------------------------------------------------------------
   LUCENT TECHNOLOGIES, INC.                                            2.47%
     TELECOMMUNICATIONS
   --------------------------------------------------------------------------
   CENTURY TELEPHONE ENTERPRISES                                        2.43%
     TELECOMMUNICATIONS
   --------------------------------------------------------------------------
   SPRINT CORP.                                                         2.27%
     TELECOMMUNICATIONS
   --------------------------------------------------------------------------
   RJR NABISCO HOLDINGS CORP.                                           2.27%
     TOBACCO
   --------------------------------------------------------------------------
   KOREA DEVELOPMENT BANK                                               2.22%
     BANKS
   --------------------------------------------------------------------------
   XEROX CORP.                                                          2.12%
     PHOTOGRAPHY
   --------------------------------------------------------------------------
   GTE CORP.                                                            2.05%
     TELECOMMUNICATIONS
   --------------------------------------------------------------------------
   FRONTIER CORP.                                                       1.99%
     TELECOMMUNICATIONS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS
--------------------------------------------------------------------------------

   TELECOMMUNICATIONS                                                  22.86%
   ELECTRIC SERVICES                                                   13.98%
   REAL ESTATE INVESTMENT TRUSTS                                        7.16%
   NATURAL GAS TRANSMISSION & DISTRIBUTION                              6.64%
   BANKS                                                                5.86%

--------------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The principal objective of the All American Equity Fund is to seek capital appreciation by investing primarily in a broadly diversified portfolio of domestic common stocks. The fund invests primarily in large-capitalization stocks, while retaining the flexibility to seek out promising individual stock opportunities. The fund seeks capital appreciation and does not emphasize income.

PERFORMANCE

--------------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

[All American Equity Fund mountain graph plotted from data in table below.]

    U.S. Global Investors Funds         S & P 500 Composite Index
    All American Equity Fund

     Date         Value                 Date        Value
     ----         -----                 ----        -----
     12/30/88    $10,000.00             12/30/88   $10,000.00
      1/31/89    $10,577.55              1/31/89   $10,731.56
      2/28/89    $10,324.46              2/28/89   $10,464.82
      3/31/89    $10,551.59              3/31/89   $10,708.67
      4/28/89    $10,914.99              4/28/89   $11,264.09
      5/31/89    $11,174.56              5/31/89   $11,718.13
      6/30/89    $10,992.86              6/30/89   $11,652.17
      7/31/89    $11,995.21              7/31/89   $12,703.32
      8/31/89    $12,845.89              8/31/89   $12,950.83
      9/29/89    $12,793.13              9/29/89   $12,898.10
     10/31/89    $11,784.19             10/31/89   $12,598.98
     11/30/89    $11,790.78             11/30/89   $12,854.88
     12/29/89    $11,678.68             12/29/89   $13,163.14
      1/31/90    $10,813.84              1/31/90   $12,279.94
      2/28/90    $10,947.92              2/28/90   $12,437.82
      3/30/90    $11,095.42              3/30/90   $12,767.16
      4/30/90    $10,787.02              4/30/90   $12,449.13
      5/31/90    $11,202.68              5/31/90   $13,660.51
      6/29/90    $10,947.92              6/29/90   $13,568.42
      7/31/90    $11,070.17              7/31/90   $13,525.07
      8/31/90    $10,228.02              8/31/90   $12,304.03
      9/28/90     $9,902.03              9/28/90   $11,706.11
     10/31/90     $9,623.58             10/31/90   $11,656.62
     11/30/90    $10,132.94             11/30/90   $12,408.62
     12/31/90    $10,363.85             12/31/90   $12,753.94
      1/31/91    $10,801.38              1/31/91   $13,307.98
      2/28/91    $11,560.21              2/28/91   $14,258.53
      3/28/91    $11,826.82              3/28/91   $14,603.47
      4/30/91    $11,813.15              4/30/91   $14,638.19
      5/31/91    $12,278.02              5/31/91   $15,267.51
      6/28/91    $11,696.93              6/28/91   $14,568.58
      7/31/91    $12,209.66              7/31/91   $15,247.04
      8/30/91    $12,476.27              8/30/91   $15,607.21
      9/30/91    $12,223.33              9/30/91   $15,345.93
     10/31/91    $12,360.06             10/31/91   $15,551.79
     11/29/91    $11,854.17             11/29/91   $14,926.88
     12/31/91    $13,125.72             12/31/91   $16,631.13
      1/31/92    $12,898.71              1/31/92   $16,321.58
      2/28/92    $13,029.41              2/28/92   $16,532.87
      3/31/92    $12,754.24              3/31/92   $16,211.71
      4/30/92    $13,105.09              4/30/92   $16,687.19
      5/29/92    $13,146.36              5/29/92   $16,768.79
      6/30/92    $12,926.22              6/30/92   $16,519.41
      7/31/92    $13,414.66              7/31/92   $17,193.72
      8/31/92    $13,111.97              8/31/92   $16,842.47
      9/30/92    $13,235.79              9/30/92   $17,040.46
     10/30/92    $13,263.37             10/30/92   $17,098.95
     11/30/92    $13,697.67             11/30/92   $17,679.57
     12/31/92    $13,863.11             12/31/92   $17,896.47
      1/29/93    $13,967.45              1/29/93   $18,045.94
      2/26/93    $14,148.31              2/26/93   $18,291.80
      3/31/93    $14,440.45              3/31/93   $18,677.50
      4/30/93    $14,090.81              4/30/93   $18,226.06
      5/28/93    $14,454.44              5/28/93   $18,712.40
      6/30/93    $14,496.40              6/30/93   $18,767.02
      7/30/93    $14,426.03              7/30/93   $18,691.45
      8/31/93    $14,946.77              8/31/93   $19,399.10
      9/30/93    $14,827.14              9/30/93   $19,250.33
     10/29/93    $15,110.24             10/29/93   $19,648.28
     11/30/93    $14,926.23             11/30/93   $19,461.01
     12/31/93    $15,251.79             12/31/93   $19,696.29
      1/31/94    $15,641.56              1/31/94   $20,365.27
      2/28/94    $15,367.27              2/28/94   $19,813.02
      3/31/94    $14,616.60              3/31/94   $18,950.88
      4/29/94    $14,870.99              4/29/94   $19,193.67
      5/31/94    $14,718.35              5/31/94   $19,507.43
      6/30/94    $14,253.18              6/30/94   $19,030.06
      7/29/94    $14,742.40              7/29/94   $19,654.50
      8/31/94    $15,209.72              8/31/94   $20,458.47
      9/30/94    $14,778.91              9/30/94   $19,958.59
     10/31/94    $14,918.27             10/31/94   $20,406.34
     11/30/94    $14,309.51             11/30/94   $19,664.09
     12/30/94    $14,441.53             12/30/94   $19,955.40
      1/31/95    $14,698.08              1/31/95   $20,472.54
      2/28/95    $15,111.88              2/28/95   $21,269.61
      3/31/95    $15,492.57              3/31/95   $21,896.23
      4/28/95    $15,950.44              4/28/95   $22,540.51
      5/31/95    $16,483.23              5/31/95   $23,440.05
      6/30/95    $16,816.22              6/30/95   $23,983.55
      7/31/95    $17,243.33              7/31/95   $24,778.54
      8/31/95    $17,167.96              8/31/95   $24,840.39
      9/29/95    $17,904.92              9/29/95   $25,888.11
     10/31/95    $17,955.46             10/31/95   $25,795.62
     11/30/95    $18,620.78             11/30/95   $26,926.72
     12/29/95    $18,898.71             12/29/95   $27,445.40
      1/31/96    $19,481.64              1/31/96   $28,378.43
      2/29/96    $19,692.84              2/29/96   $28,642.44
      3/29/96    $19,844.91              3/29/96   $28,918.20
      4/30/96    $20,133.25              4/30/96   $29,344.16
      5/31/96    $20,760.83              5/31/96   $30,099.64
      6/28/96    $20,905.00              6/28/96   $30,214.40
      7/31/96    $20,181.20              7/31/96   $28,880.26
      8/30/96    $20,462.21              8/30/96   $29,490.36
      9/30/96    $21,501.07              9/30/96   $31,148.68
     10/31/96    $21,945.80             10/31/96   $32,007.44
     11/29/96    $23,493.81             11/29/96   $34,424.69
     12/31/96    $23,108.95             12/31/96   $33,742.76
      1/31/97    $24,695.03              1/31/97   $35,849.71
      2/28/97    $24,721.61              2/28/97   $36,131.16
      3/31/97    $23,768.19              3/31/97   $34,649.36
      4/30/97    $25,386.52              4/30/97   $36,716.04
      5/30/97    $26,818.13              5/30/97   $38,949.78
      6/30/97    $27,946.52              6/30/97   $40,693.77
      7/31/97    $29,658.62              7/31/97   $43,929.90
      8/29/97    $28,133.78              8/29/97   $41,470.71
      9/30/97    $29,418.75              9/30/97   $43,740.64
     10/31/97    $28,515.62             10/31/97   $42,281.46
     11/28/97    $29,642.30             11/28/97   $44,237.16
     12/31/97    $30,111.74             12/31/97   $44,996.33
      1/30/98    $30,702.53              1/30/98   $45,493.53
      2/27/98    $32,620.30              2/27/98   $48,772.81
      3/31/98    $34,130.88              3/31/98   $51,268.39
      4/30/98    $34,650.23              4/30/98   $51,783.93
      5/29/98    $34,149.11              5/29/98   $50,895.07
      6/30/98    $35,578.67              6/30/98   $52,960.88
      7/31/98    $35,468.63              7/31/98   $52,398.37
      8/31/98    $30,819.56              8/31/98   $44,830.44
      9/30/98    $32,779.14              9/30/98   $47,702.45
     10/30/98    $34,847.37             10/30/98   $51,579.16
     11/30/98    $37,025.90             11/30/98   $54,703.99
     12/31/98    $38,796.12             12/31/98   $57,854.23

--------------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                               For the Periods Ended
                                                              December 31, 1998
--------------------------------------------------------------------------------
                                      Ten Year  Five Year  One Year  Six Month
  All American Equity Fund              14.52%    20.53%     28.84%    9.04%
  ----------------------------------------------------------------------------
  S&P 500 Index                         19.19%    24.05%     28.58%    9.24%

  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The S&P
  500 Index is an unmanaged but commonly used measure of common stock total return performance.
--------------------------------------------------------------------------------

SIX MONTHS IN REVIEW

The fund's performance can be attributed to our top-down analysis of macroeconomic factors, coupled with a bottom-up stock-picking criteria of positive growth in earnings. After witnessing the financial crisis in Asia and other parts of the world, we believe that the U.S. and Europe will lead

--------------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

the global economy going forward. We have started to focus on companies that market primarily in the United States and Europe. As a result, we are overweighting the technology, domestic financial and retail sectors. At the same time, we started to cut back our holdings in commodities, energy and cyclical sectors. This strategy has enabled us to avoid some of the hardest hit sectors in 1998.

INVESTMENT HIGHLIGHTS

Most of our top holdings did very well. Microsoft was the largest holding and performed extremely well in the second half of 1998. Its dominance in the computer software sector is unparalleled, and we expect it to continue to do well in 1999. IBM and Intel also did very well as the technology sector was booming as companies boosted spending on new technology to deal with the Y2K problem instead of trying to fix old equipment. We purchased significant holdings in Fannie Mae, since it is shielded from global turmoil and the housing market in the U.S. has been very strong.

CURRENT OUTLOOK

We remain positive about the U.S. market since the driving forces behind the strength in the market are still very much intact. Money continues to flow into the market, and the performance of the U.S. economy has surprised most market watchers. We think, for the time being, it makes sense to focus on companies with minimal emerging markets exposure. As a result, we do not expect to drastically change the composition of the fund in the immediate future.

--------------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
--------------------------------------------------------------------------------
   MICROSOFT CORP.                                                      4.51%
     DATA PROCESSING & SOFTWARE
   --------------------------------------------------------------------------
   GENERAL ELECTRIC CO.                                                 3.49%
     HOUSEHOLD APPLIANCES
   --------------------------------------------------------------------------
   FANNIE MAE                                                           2.85%
     FINANCIAL SERVICES
   --------------------------------------------------------------------------
   IBM CORP.                                                            2.21%
     COMPUTER & OFFICE EQUIPMENT
   --------------------------------------------------------------------------
   MERCK & CO., INC.                                                    2.21%
     PHARMACEUTICALS
   --------------------------------------------------------------------------
   INTEL CORP.                                                          2.13%
     ELECTRONICS & COMPONENTS
   --------------------------------------------------------------------------
   PFIZER, INC.                                                         2.09%
     PHARMACEUTICALS
   --------------------------------------------------------------------------
   COCA-COLA CO.                                                        1.86%
     BEVERAGES
   --------------------------------------------------------------------------
   JOHNSON & JOHNSON CO.                                                1.79%
     HEALTHCARE & EQUIPMENT
   --------------------------------------------------------------------------
   AMERICAN INTERNATIONAL GROUP                                         1.76%
     INSURANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS
--------------------------------------------------------------------------------

   PHARMACEUTICALS                                                      9.60%
   TELECOMMUNICATIONS                                                   8.74%
   FINANCIAL SERVICES                                                   7.68%
   DATA PROCESSING & SOFTWARE                                           6.87%
   COMPUTER & OFFICE EQUIPMENT                                          5.19%

--------------------------------------------------------------------------------
 REAL ESTATE FUND
--------------------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The fund's primary objective is long-term capital appreciation. Current income is a secondary consideration. The fund predominantly invests in companies that derive at least 50% of their revenues from the ownership, construction, management or sale of residential, commercial or industrial real estate. The real estate sector is a hybrid asset class which embodies characteristics of both the equity and fixed income markets.

PERFORMANCE

--------------------------------------------------------------------------------
 REAL ESTATE FUND
--------------------------------------------------------------------------------

[Real Estate Fund mountain graph plotted from the data in the table below.]

U.S. Global Investors Funds  S & P 500 Composite    DJ REIT Equity Total     Morgan Stanley REIT Index
Real Estate Fund             Index                  Return Index             (S:BB RMS Index)

    Date         Value       Date        Value      Date        Value        Date        Value
     12/30/88  $10,000.00    12/30/88   $10,000.00  12/30/88                 12/30/88
      1/31/89  $10,186.61     1/31/89   $10,731.56   1/31/89                  1/31/89
      2/28/89  $10,307.35     2/28/89   $10,464.82   2/28/89                  2/28/89
      3/31/89  $10,592.76     3/31/89   $10,708.67   3/31/89                  3/31/89
      4/28/89  $10,933.04     4/28/89   $11,264.09   4/28/89                  4/28/89
      5/31/89  $11,481.89     5/31/89   $11,718.13   5/31/89                  5/31/89
      6/30/89  $11,372.12     6/30/89   $11,652.17   6/30/89                  6/30/89
      7/31/89  $11,706.92     7/31/89   $12,703.32   7/31/89                  7/31/89
      8/31/89  $11,762.72     8/31/89   $12,950.83   8/31/89                  8/31/89
      9/29/89  $11,573.00     9/29/89   $12,898.10   9/29/89                  9/29/89
     10/31/89  $10,981.52    10/31/89   $12,598.98  10/31/89                 10/31/89
     11/30/89  $10,769.47    11/30/89   $12,854.88  11/30/89                 11/30/89
     12/29/89  $10,735.99    12/29/89   $13,163.14  12/29/89                 12/29/89
      1/31/90   $9,973.33     1/31/90   $12,279.94   1/31/90                  1/31/90
      2/28/90  $10,031.99     2/28/90   $12,437.82   2/28/90                  2/28/90
      3/30/90  $10,008.53     3/30/90   $12,767.16   3/30/90                  3/30/90
      4/30/90   $9,902.93     4/30/90   $12,449.13   4/30/90                  4/30/90
      5/31/90   $9,973.33     5/31/90   $13,660.51   5/31/90                  5/31/90
      6/29/90   $9,938.13     6/29/90   $13,568.42   6/29/90                  6/29/90
      7/31/90   $9,558.18     7/31/90   $13,525.07   7/31/90                  7/31/90
      8/31/90   $8,643.92     8/31/90   $12,304.03   8/31/90                  8/31/90
      9/28/90   $8,014.62     9/28/90   $11,706.11   9/28/90                  9/28/90
     10/31/90   $7,670.29    10/31/90   $11,656.62  10/31/90                 10/31/90
     11/30/90   $8,145.23    11/30/90   $12,408.62  11/30/90                 11/30/90
     12/31/90   $8,608.29    12/31/90   $12,753.94  12/31/90   $10,000.00    12/31/90
      1/31/91   $9,173.18     1/31/91   $13,307.98   1/31/91   $11,126.49     1/31/91
      2/28/91  $10,106.46     2/28/91   $14,258.53   2/28/91   $11,460.24     2/28/91
      3/28/91  $10,781.86     3/28/91   $14,603.47   3/28/91   $12,506.99     3/28/91
      4/30/91  $11,137.98     4/30/91   $14,638.19   4/30/91   $12,756.80     4/30/91
      5/31/91  $11,285.34     5/31/91   $15,267.51   5/31/91   $12,907.81     5/31/91
      6/28/91  $10,855.54     6/28/91   $14,568.58   6/28/91   $12,577.79     6/28/91
      7/31/91  $10,867.82     7/31/91   $15,247.04   7/31/91   $12,820.94     7/31/91
      8/30/91  $10,843.26     8/30/91   $15,607.21   8/30/91   $12,720.66     8/30/91
      9/30/91  $11,346.74     9/30/91   $15,345.93   9/30/91   $13,037.32     9/30/91
     10/31/91  $11,260.78    10/31/91   $15,551.79  10/31/91   $12,829.30    10/31/91
     11/29/91  $11,150.26    11/29/91   $14,926.88  11/29/91   $12,804.53    11/29/91
     12/31/91  $13,372.94    12/31/91   $16,631.13  12/31/91   $13,800.09    12/31/91
      1/31/92  $14,446.77     1/31/92   $16,321.58   1/31/92   $14,489.92     1/31/92
      2/28/92  $14,346.88     2/28/92   $16,532.87   2/28/92   $14,122.97     2/28/92
      3/31/92  $13,972.29     3/31/92   $16,211.71   3/31/92   $13,903.06     3/31/92
      4/30/92  $13,472.83     4/30/92   $16,687.19   4/30/92   $13,856.60     4/30/92
      5/29/92  $13,547.75     5/29/92   $16,768.79   5/29/92   $14,455.99     5/29/92
      6/30/92  $12,885.97     6/30/92   $16,519.41   6/30/92   $14,280.72     6/30/92
      7/31/92  $13,519.50     7/31/92   $17,193.72   7/31/92   $14,890.72     7/31/92
      8/31/92  $12,391.82     8/31/92   $16,842.47   8/31/92   $14,939.44     8/31/92
      9/30/92  $12,632.56     9/30/92   $17,040.46   9/30/92   $15,264.58     9/30/92
     10/30/92  $13,050.69    10/30/92   $17,098.95  10/30/92   $15,283.58    10/30/92
     11/30/92  $13,405.47    11/30/92   $17,679.57  11/30/92   $15,618.40    11/30/92
     12/31/92  $14,000.98    12/31/92   $17,896.47  12/31/92   $16,061.27    12/31/92
      1/29/93  $14,360.31     1/29/93   $18,045.94   1/29/93   $16,975.04     1/29/93
      2/26/93  $14,219.15     2/26/93   $18,291.80   2/26/93   $17,990.30     2/26/93
      3/31/93  $14,719.64     3/31/93   $18,677.50   3/31/93   $19,539.95     3/31/93
      4/30/93  $13,821.32     4/30/93   $18,226.06   4/30/93   $18,805.92     4/30/93
      5/28/93  $13,641.65     5/28/93   $18,712.40   5/28/93   $18,347.92     5/28/93
      6/30/93  $14,103.65     6/30/93   $18,767.02   6/30/93   $19,092.89     6/30/93
      7/30/93  $14,039.31     7/30/93   $18,691.45   7/30/93   $19,379.76     7/30/93
      8/31/93  $14,399.62     8/31/93   $19,399.10   8/31/93   $19,804.26     8/31/93
      9/30/93  $15,351.87     9/30/93   $19,250.33   9/30/93   $20,787.33     9/30/93
     10/29/93  $15,055.90    10/29/93   $19,648.28  10/29/93   $20,350.65    10/29/93
     11/30/93  $13,936.36    11/30/93   $19,461.01  11/30/93   $19,213.56    11/30/93
     12/31/93  $14,026.44    12/31/93   $19,696.29  12/31/93   $19,203.43    12/31/93
      1/31/94  $14,472.56     1/31/94   $20,365.27   1/31/94   $19,711.77     1/31/94
      2/28/94  $14,682.49     2/28/94   $19,813.02   2/28/94   $20,578.45     2/28/94
      3/31/94  $13,501.60     3/31/94   $18,950.88   3/31/94   $19,840.55     3/31/94
      4/29/94  $13,711.53     4/29/94   $19,193.67   4/29/94   $20,126.84     4/29/94
      5/31/94  $13,540.96     5/31/94   $19,507.43   5/31/94   $20,551.46     5/31/94
      6/30/94  $13,016.12     6/30/94   $19,030.06   6/30/94   $20,141.91     6/30/94
      7/29/94  $12,857.70     7/29/94   $19,654.50   7/29/94   $20,004.45     7/29/94
      8/31/94  $13,068.92     8/31/94   $20,458.47   8/31/94   $20,027.80     8/31/94
      9/30/94  $12,712.49     9/30/94   $19,958.59   9/30/94   $19,738.09     9/30/94
     10/31/94  $12,144.85    10/31/94   $20,406.34  10/31/94   $18,987.45    10/31/94
     11/30/94  $11,577.21    11/30/94   $19,664.09  11/30/94   $18,299.76    11/30/94
     12/30/94  $12,395.67    12/30/94   $19,955.40  12/30/94   $19,855.50    12/30/94  $10,000.00
      1/31/95  $11,981.15     1/31/95   $20,472.54   1/31/95   $19,300.52     1/31/95   $9,651.00
      2/28/95  $12,449.16     2/28/95   $21,269.61   2/28/95   $19,722.49     2/28/95   $9,812.50
      3/31/95  $12,302.07     3/31/95   $21,896.23   3/31/95   $19,757.53     3/31/95   $9,838.00
      4/28/95  $12,382.30     4/28/95   $22,540.51   4/28/95   $19,635.63     4/28/95   $9,741.50
      5/31/95  $12,930.54     5/31/95   $23,440.05   5/31/95   $20,482.08     5/31/95  $10,163.50
      6/30/95  $13,157.87     6/30/95   $23,983.55   6/30/95   $20,891.53     6/30/95  $10,386.50
      7/31/95  $13,399.54     7/31/95   $24,778.54   7/31/95   $21,159.14     7/31/95  $10,503.00
      8/31/95  $13,775.48     8/31/95   $24,840.39   8/31/95   $21,364.99     8/31/95  $10,589.00
      9/29/95  $14,017.15     9/29/95   $25,888.11   9/29/95   $21,809.63     9/29/95  $10,813.50
     10/31/95  $13,708.35    10/31/95   $25,795.62  10/31/95   $21,248.43    10/31/95  $10,475.50
     11/30/95  $13,882.89    11/30/95   $26,926.72  11/30/95   $21,447.35    11/30/95  $10,609.50
     12/29/95  $14,742.18    12/29/95   $27,445.40  12/29/95   $22,811.63    12/29/95  $11,290.50
      1/31/96  $14,810.56     1/31/96   $28,378.43   1/31/96   $23,153.49     1/31/96  $11,393.50
      2/29/96  $14,796.88     2/29/96   $28,642.44   2/29/96   $23,388.06     2/29/96  $11,528.00
      3/29/96  $14,960.99     3/29/96   $28,918.20   3/29/96   $23,386.72     3/29/96  $11,517.50
      4/30/96  $15,097.74     4/30/96   $29,344.16   4/30/96   $23,365.29     4/30/96  $11,512.50
      5/31/96  $15,384.93     5/31/96   $30,099.64   5/31/96   $23,953.18     5/31/96  $11,788.50
      6/28/96  $15,439.63     6/28/96   $30,214.40   6/28/96   $24,400.36     6/28/96  $12,009.50
      7/31/96  $15,383.33     7/31/96   $28,880.26   7/31/96   $24,489.76     7/31/96  $12,034.00
      8/30/96  $16,030.76     8/30/96   $29,490.36   8/30/96   $25,450.22     8/30/96  $12,505.00
      9/30/96  $16,495.21     9/30/96   $31,148.68   9/30/96   $25,984.09     9/30/96  $12,789.00
     10/31/96  $16,931.52    10/31/96   $32,007.44  10/31/96   $26,717.87    10/31/96  $13,132.50
     11/29/96  $17,621.16    11/29/96   $34,424.69  11/29/96   $27,960.94    11/29/96  $13,754.00
     12/31/96  $19,394.54    12/31/96   $33,742.76  12/31/96   $31,028.50    12/31/96  $15,343.00
      1/31/97  $19,621.54     1/31/97   $35,849.71   1/31/97   $31,245.81     1/31/97  $15,362.00
      2/28/97  $19,607.35     2/28/97   $36,131.16   2/28/97   $31,148.61     2/28/97  $15,303.50
      3/31/97  $19,664.11     3/31/97   $34,649.36   3/31/97   $31,203.05     3/31/97  $15,377.00
      4/30/97  $18,940.53     4/30/97   $36,716.04   4/30/97   $30,232.89     4/30/97  $14,877.50
      5/30/97  $19,451.29     5/30/97   $38,949.78   5/30/97   $31,125.37     5/30/97  $15,324.50
      6/30/97  $20,448.68     6/30/97   $40,693.77   6/30/97   $32,775.01     6/30/97  $16,134.50
      7/31/97  $21,340.26     7/31/97   $43,929.90   7/31/97   $33,654.78     7/31/97  $16,572.50
      8/29/97  $21,182.07     8/29/97   $41,470.71   8/29/97   $33,532.23     8/29/97  $16,460.50
      9/30/97  $23,238.45     9/30/97   $43,740.64   9/30/97   $36,710.72     9/30/97  $18,016.50
     10/31/97  $22,490.68    10/31/97   $42,281.46  10/31/97   $35,607.01    10/31/97  $17,529.50
     11/28/97  $22,821.42    11/28/97   $44,237.16  11/28/97   $36,354.41    11/28/97  $17,789.50
     12/31/97  $23,133.47    12/31/97   $44,996.33  12/31/97   $37,255.71    12/31/97  $18,193.50
      1/30/98  $22,761.31     1/30/98   $45,493.53   1/30/98   $36,914.33     1/30/98  $17,933.50
      2/27/98  $22,493.36     2/27/98   $48,772.81   2/27/98   $36,204.83     2/27/98  $17,645.00
      3/31/98  $23,029.27     3/31/98   $51,268.39   3/31/98   $37,047.04     3/31/98  $18,062.50
      4/30/98  $22,061.65     4/30/98   $51,783.93   4/30/98   $35,677.59     4/30/98  $17,423.00
      5/29/98  $21,615.06     5/29/98   $50,895.07   5/29/98   $35,386.86     5/29/98  $17,271.00
      6/30/98  $20,733.78     6/30/98   $52,960.88   6/30/98   $35,350.11     6/30/98  $17,269.00
      7/31/98  $19,991.13     7/31/98   $52,398.37   7/31/98   $32,894.99     7/31/98  $16,057.50
      8/31/98  $18,005.65     8/31/98   $44,830.44   8/31/98   $29,742.66     8/31/98  $14,545.00
      9/30/98  $18,596.75     9/30/98   $47,702.45   9/30/98   $31,656.05     9/30/98  $15,446.00
     10/30/98  $18,520.97    10/30/98   $51,579.16  10/30/98   $31,097.05    10/30/98  $15,154.00
     11/30/98  $19,081.75    11/30/98   $54,703.99  11/30/98   $31,526.38    11/30/98  $15,392.50
     12/31/98  $18,890.16    12/31/98   $57,854.23  12/31/98   $30,936.53    12/31/98  $15,118.00


--------------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                               For the Periods Ended
                                                              December 31, 1998
--------------------------------------------------------------------------------
                                     Ten Year  Five Year  One Year   Six Month
  Real Estate Fund                     6.57%      6.13%   (18.34%)    (8.89%)
  ----------------------------------------------------------------------------
  S&P 500 Index                       19.19%     24.05%    28.58%      9.24%
  ----------------------------------------------------------------------------
  Dow Jones Equity REIT Total
    Return Index                        n/a      10.01%   (16.96%)    (12.49%)
  ----------------------------------------------------------------------------
  Morgan Stanley REIT Index             n/a        n/a    (16.90%)    (12.46%)
  ----------------------------------------------------------------------------

  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Dow Jones Equity REIT
  Total Return Index is an index comprised of REITs traded publicly on the New York, American, and NASDAQ Stock Exchanges. The components of the index use the equity investment structure and also reinvest all regular cash dividends. The Morgan Stanley REIT Index is a total return index composed of most of the actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REAL ESTATE FUND
--------------------------------------------------------------------------------


SIX MONTHS IN REVIEW

As the year progressed investors continued to favor large-cap stocks over small- and mid-caps. When the crisis of confidence in the global economy peaked in October, real estate stocks fell with the rest of the market. During the strong market recovery in the fourth quarter, technology and large-cap issues led the rally, while real estate and other economically sensitive stocks did not participate.

We believe the major determinant of real estate value is the economy. As the economic outlook weakened, REITs and real estate stocks fell out of favor and investors focused more on the popular technology stocks and safe, large-cap stocks.

INVESTMENT HIGHLIGHTS

Among the different property types, we continue to favor the office sector. Last year, as participants became more optimistic about new development, the capital markets realized that while vacancies were low and rents had risen, current rents did not equate to replacement rents. We estimate that most central business districts have a current rent of $25 per square foot, but need $40 or more per square foot for favorable development returns. We expect a shortage of high quality space to develop over the next several years and rents to rise significantly.

We have reduced our exposure to high-end hotels as we believe the high debt levels of some companies, resulting from the 1998 acquisition binge, will lead to increased competition to fill rooms.

We continue to view residential REITs as core holdings in the portfolio because of their stable fundamentals. We are also searching for special situations where new management or restructuring can add value.

CURRENT OUTLOOK

The real estate industry is in very good fundamental shape. Rents are rolling at higher rates, vacancies are low and no new supply is coming on stream. Generally, companies are in good condition financially and have low debt. Dividend yields are high, cash flows are growing and multiples are at the low end of their historical range. In addition, we believe the stocks now trade below their net asset value and have lower price risk than the general market.

In spite of the poor performance of real estate stocks in 1998, we believe in the continuing story of real estate securitization. We expect that these securities should trade above their net asset value and that skilled management can be an excellent source of added value for these operating businesses. We remain focused on large, well-managed companies in our security selection.

--------------------------------------------------------------------------------
 REAL ESTATE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
--------------------------------------------------------------------------------
   MEDITRUST                                                            5.52%
     HEALTHCARE
   --------------------------------------------------------------------------
   APARTMENT INVESTMENT & MANAGEMENT CO.                                4.98%
     APARTMENTS
   --------------------------------------------------------------------------
   BOSTON PROPERTIES, INC.                                              4.62%
     OFFICE PROPERTY MANAGEMENT
   --------------------------------------------------------------------------
   EQUITY OFFICE PROPERTIES TRUST                                       4.53%
     OFFICE PROPERTY MANAGEMENT
   --------------------------------------------------------------------------
   RECKSON ASSOCIATES REALTY CORP.                                      4.47%
     WAREHOUSE/INDUSTRIAL
   --------------------------------------------------------------------------
   SIMON PROPERTY GROUP, INC.                                           4.42%
     REGIONAL MALLS
   --------------------------------------------------------------------------
   ALEXANDRIA REAL ESTATE EQUITIES, INC.                                4.36%
     OFFICE PROPERTY MANAGEMENT
   --------------------------------------------------------------------------
   EQUITY RESIDENT PROPERTY TRUST                                       4.32%
     APARTMENTS
   --------------------------------------------------------------------------
   ENTERTAINMENT PROPERTIES TRUST                                       3.88%
     DIVERSIFIED
   --------------------------------------------------------------------------
   SPIEKER PROPERTIES, INC.                                             3.87%
     DIVERSIFIED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS
--------------------------------------------------------------------------------

   OFFICE PROPERTY MANAGEMENT                                          20.04%
   APARTMENTS                                                          14.51%
   DIVERSIFIED                                                         14.14%
   REGIONAL MALLS                                                       5.96%
   HEALTHCARE                                                           5.52%

--------------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The fund's objective is to achieve capital appreciation by focusing on the economic growth in the Greater China Region, including China, Hong Kong, Singapore and Taiwan. The fund seeks capital appreciation and does not emphasize income.

PERFORMANCE

--------------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------

[China Region Opportunity Fund mountain graph plotted from the data in the table below.]


U.S. Global Investors Funds      IFCI China Index         Hang Seng Index (S:BB)
China Region Opportunity

    Date          Value         Date        Value         Date        Value
       2/9/94    $10,000.00      1/31/94   $10,000.00      1/31/94   $10,000.00
      2/28/94     $9,465.73      2/28/94    $9,499.49      2/28/94    $9,062.60
      3/31/94     $8,155.24      3/31/94    $7,780.03      3/31/94    $7,860.97
      4/29/94     $8,094.61      4/29/94    $7,383.05      4/29/94    $7,805.39
      5/31/94     $8,417.99      5/31/94    $7,811.94      5/31/94    $8,316.83
      6/30/94     $7,852.07      6/30/94    $6,846.73      6/30/94    $7,624.61
      7/29/94     $8,267.47      7/29/94    $7,713.08      7/29/94    $8,255.24
      8/31/94     $8,774.06      8/31/94    $8,243.17      8/31/94    $8,644.01
      9/30/94     $8,834.85      9/30/94    $8,451.00      9/30/94    $8,288.69
     10/31/94     $8,662.41     10/31/94    $8,348.25     10/31/94    $8,397.52
     11/30/94     $7,698.79     11/30/94    $7,095.04     11/30/94    $7,370.28
     12/30/94     $7,191.63     12/30/94    $6,089.36     12/30/94    $7,130.69
      1/31/95     $6,430.88      1/31/95    $5,174.75      1/31/95    $6,392.13
      2/28/95     $6,735.18      2/28/95    $5,760.10      2/28/95    $7,249.51
      3/31/95     $6,714.89      3/31/95    $5,854.28      3/31/95    $7,476.02
      4/28/95     $6,441.02      4/28/95    $5,129.60      4/28/95    $7,278.68
      5/31/95     $7,019.19      5/31/95    $5,897.87      5/31/95    $8,189.57
      6/30/95     $6,846.75      6/30/95    $5,744.53      6/30/95    $8,014.73
      7/31/95     $7,072.58      7/31/95    $6,006.85      7/31/95    $8,229.65
      8/31/95     $6,990.46      8/31/95    $5,728.96      8/31/95    $7,991.51
      9/29/95     $6,939.14      9/29/95    $5,605.20      9/29/95    $8,397.60
     10/31/95     $6,692.41     10/31/95    $5,291.51     10/31/95    $8,516.04
     11/30/95     $6,312.05     11/30/95    $4,786.33     11/30/95    $8,542.98
     12/29/95     $6,178.40     12/29/95    $4,534.13     12/29/95    $8,769.37
      1/31/96     $6,642.56      1/31/96    $4,977.82      1/31/96    $9,889.16
      2/29/96     $6,766.33      2/29/96    $5,304.74      2/29/96    $9,685.44
      3/29/96     $6,580.67      3/29/96    $5,025.30      3/29/96    $9,538.77
      4/30/96     $6,549.73      4/30/96    $4,962.25      4/30/96    $9,545.15
      5/31/96     $6,621.93      5/31/96    $5,097.69      5/31/96    $9,806.49
      6/28/96     $6,704.44      6/28/96    $5,109.36      6/28/96    $9,594.22
      7/31/96     $6,621.03      7/31/96    $4,970.81      7/31/96    $9,298.69
      8/30/96     $6,631.46      8/30/96    $5,142.06      8/30/96    $9,714.46
      9/30/96     $6,662.74      9/30/96    $5,120.26      9/30/96   $10,361.63
     10/31/96     $6,683.69     10/31/96    $5,071.22     10/31/96   $10,862.31
     11/29/96     $7,207.49     11/29/96    $5,548.38     11/29/96   $11,660.06
     12/31/96     $7,898.91     12/31/96    $6,389.04     12/31/96   $11,710.13
      1/31/97     $7,877.95      1/31/97    $6,333.00      1/31/97   $11,597.25
      2/28/97     $8,097.95      2/28/97    $6,430.29      2/28/97   $11,664.23
      3/31/97     $7,982.71      3/31/97    $6,302.64      3/31/97   $10,911.72
      4/30/97     $8,454.13      4/30/97    $7,219.58      4/30/97   $11,232.94
      5/30/97     $8,894.13      5/30/97    $7,121.51      5/30/97   $12,847.38
      6/30/97     $9,009.36      6/30/97    $7,205.57      6/30/97   $13,229.53
      7/31/97     $9,679.83      7/31/97    $8,320.23      7/31/97   $14,247.13
      8/29/97     $9,795.06      8/29/97    $9,643.50      8/29/97   $12,305.41
      9/30/97     $9,239.83      9/30/97    $7,651.59      9/30/97   $13,101.14
     10/31/97     $7,018.92     10/31/97    $6,274.62     10/31/97    $9,248.51
     11/28/97     $6,337.98     11/28/97    $4,963.03     11/28/97    $9,164.19
     12/31/97     $6,125.32     12/31/97    $4,863.39     12/31/97    $9,334.68
      1/30/98     $4,784.09      1/30/98    $3,457.62      1/30/98    $8,054.62
      2/27/98     $6,114.76      2/27/98    $4,755.97      2/27/98    $9,994.49
      3/31/98     $6,114.76      3/31/98    $4,464.86      3/31/98   $10,027.56
      4/30/98     $5,618.40      4/30/98    $3,914.53      4/30/98    $9,039.49
      5/29/98     $4,984.74      5/29/98    $3,614.85      5/29/98    $7,777.96
      6/30/98     $4,319.41      6/30/98    $3,234.22      6/30/98    $7,437.18
      7/31/98     $3,654.07      7/31/98    $2,512.65      7/31/98    $6,908.84
      8/31/98     $3,009.85      8/31/98    $1,952.21      8/31/98    $6,333.27
      9/30/98     $3,654.07      9/30/98    $2,601.39      9/30/98    $6,862.93
     10/30/98     $4,150.43     10/30/98    $2,583.48     10/30/98    $8,840.36
     11/30/98     $4,277.16     11/30/98    $2,621.62     11/30/98    $9,055.72
     12/31/98     $4,087.07     12/31/98    $2,388.11     12/31/98    $8,747.77


--------------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                               For the Periods Ended
                                                              December 31, 1998
--------------------------------------------------------------------------------
                                              Inception   One Year   Six Month
  China Region Opportunity Fund
    (Inception 2/10/94)                        (16.71%)   (33.28%)    (5.38%)
  ----------------------------------------------------------------------------
  Hang Seng 100 Index                           (2.68%)    (6.29%)    17.62%
  ----------------------------------------------------------------------------
  International Finance Corporation
    China Index                                (25.26%)   (50.90%)   (26.16%)

  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Hang Seng 100 Index is a capitalization-weighted index. The index is comprised of the 100 highest companies, in terms of market capitalization and turnover, listed on The
  Stock Exchange of Hong Kong Limited. The International Finance
  Corporation China Index is one global index in a series representing a large part of the market and shows trends in the markets from the perspective of local investors.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------

SIX MONTHS IN REVIEW

The fund's poor performance can be attributed to heavy exposure to Chinese companies. Although the larger and more liquid markets worldwide rebounded in October after the Federal Reserve cut interest rates and the Japanese yen started to recover, Chinese shares remained under pressure because of lower liquidity and less developed corporate governance. Even though Chinese-listed companies were trading at much lower valuations compared to stocks in Hong Kong and Singapore, there was lack of interest from foreign investors. While our forecast for the Chinese economy and Chinese currency was largely on the mark, we underestimated the difficulty of the financial restructuring in China and investors' unwillingness to invest in Chinese stocks.

INVESTMENT HIGHLIGHTS

Our strategy has been to hold quality companies at times of turmoil and uncertainty. We sold some of the weaker Chinese companies and increased our concentration on a few stronger and more established companies, such as Hong Kong and Shanghai Banking Corp. and Guangdong Kelon Electrical. In terms of geographic allocation, we have further reduced our holdings in Chinese shares listed on the Chinese Stock Exchange and Chinese shares listed on the Hong Kong Stock Exchange. We also increased our holdings in Hong Kong companies.

CURRENT OUTLOOK

We are restructuring our top-down macroeconomic strategy to more quickly identify liquidity and sentiment changes between the different countries and markets in Asia. We believe that this new strategy should deliver more consistent superior performance.

We expect the market to remain difficult in the short term as investors are waiting for the restructuring and the economy-boosting measures by the Chinese government to take effect. However, with a lot of Chinese stocks trading below their replacement cost, we think they offer great long-term value. In the meantime, we will continue to maintain our holdings in strong companies and wait patiently.

--------------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
--------------------------------------------------------------------------------
   HSBC HOLDINGS LTD.                                                  10.00%
     BANKING/FINANCIAL SERVICES
   --------------------------------------------------------------------------
   GUANGDONG KELON ELECTRONICS HOLDINGS                                 7.21%
     HOUSEHOLD APPLIANCES
   --------------------------------------------------------------------------
   HUTCHINSON WHAMPOA                                                   4.33%
     CONGLOMERATES
   --------------------------------------------------------------------------
   LI & FUNG LTD.                                                       3.52%
     APPAREL
   --------------------------------------------------------------------------
   NG FUNG HONG LTD.                                                    3.48%
     GROCERIES - WHOLESALE
   --------------------------------------------------------------------------
   VARITRONIX INTERNATIONAL                                             3.19%
     ELECTRONIC EQUIPMENT
   --------------------------------------------------------------------------
   CITIC PACIFIC LTD.                                                   3.14%
     CONGLOMERATES
   --------------------------------------------------------------------------
   SHANGHAI DAZHONG                                                     3.02%
     MOTOR VEHICLES & TRANSPORTATION
   --------------------------------------------------------------------------
   SHANGHAI INDUSTRIAL HOLDINGS LTD.                                    2.95%
     CONGLOMERATES
   --------------------------------------------------------------------------
   CHINA INTERNATIONAL MARINE CONTAINER                                 2.67%
     WATER TRANSPORTATION & SERVICES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS
--------------------------------------------------------------------------------

   CONGLOMERATES                                                       13.62%
   REAL ESTATE DEVELOPERS                                              10.02%
   BANKING/FINANCIAL SERVICES                                          10.00%
   HOUSEHOLD APPLIANCES                                                 8.19%
   UTILITIES                                                            6.05%

--------------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The fund is a diversified natural resources fund with the principal objective of achieving long-term growth of capital, while providing protection against inflation and monetary instability. The fund invests in companies involved in the production and processing of petroleum, natural gas, industrial commodities, metals, minerals, paper and forest products from around the globe.

PERFORMANCE

--------------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------

[Global Resources Fund mountain graph plotted from the data in the table below.]

U.S. Global Investors Funds    Mpal US:Equity Natural    Dow Jones Basic
Global Resources Fund          Resrce (NX)  Index        Materials and Energy

     Date          Value         Date        Value         Date        Value
     ----          -----         ----        -----         ----        -----
     12/30/88    $10,000.00     12/30/88   $10,000.00     12/30/88
      1/31/89    $10,735.29      1/31/89   $10,717.30      1/31/89
      2/28/89    $10,735.29      2/28/89   $10,673.42      2/28/89
      3/31/89    $10,735.29      3/31/89   $10,899.48      3/31/89
      4/28/89    $10,588.24      4/28/89   $11,231.09      4/28/89
      5/31/89    $10,441.18      5/31/89   $11,293.09      5/31/89
      6/30/89    $10,441.18      6/30/89   $11,306.64      6/30/89
      7/31/89    $11,029.41      7/31/89   $11,923.96      7/31/89
      8/31/89    $11,617.65      8/31/89   $12,429.02      8/31/89
      9/29/89    $11,617.65      9/29/89   $12,359.04      9/29/89
     10/31/89    $11,323.53     10/31/89   $11,928.59     10/31/89
     11/30/89    $12,352.94     11/30/89   $12,555.24     11/30/89
     12/29/89    $12,205.88     12/29/89   $13,170.28     12/29/89
      1/31/90    $11,875.99      1/31/90   $12,619.25      1/31/90
      2/28/90    $11,546.10      2/28/90   $12,857.39      2/28/90
      3/30/90    $11,216.22      3/30/90   $12,987.70      3/30/90
      4/30/90    $10,061.61      4/30/90   $12,319.85      4/30/90
      5/31/90    $10,721.38      5/31/90   $13,299.85      5/31/90
      6/29/90    $10,391.49      6/29/90   $13,013.40      6/29/90
      7/31/90    $11,216.22      7/31/90   $13,663.26      7/31/90
      8/31/90    $11,051.27      8/31/90   $13,208.46      8/31/90
      9/28/90    $10,886.33      9/28/90   $12,965.29      9/28/90
     10/31/90     $9,913.16     10/31/90   $12,189.21     10/31/90
     11/30/90     $9,929.65     11/30/90   $12,304.22     11/30/90
     12/31/90    $10,259.54     12/31/90   $12,179.81     12/31/90
      1/31/91     $9,582.69      1/31/91   $11,962.14      1/31/91
      2/28/91    $10,027.99      2/28/91   $12,988.57      2/28/91
      3/28/91     $9,921.12      3/28/91   $12,823.10      3/28/91
      4/30/91    $10,027.99      4/30/91   $12,875.44      4/30/91
      5/31/91    $10,562.34      5/31/91   $13,190.74      5/31/91
      6/28/91    $10,259.54      6/28/91   $12,556.31      6/28/91
      7/31/91    $10,704.83      7/31/91   $13,051.78      7/31/91
      8/30/91    $10,615.77      8/30/91   $13,246.64      8/30/91
      9/30/91    $10,597.96      9/30/91   $13,000.65      9/30/91
     10/31/91    $10,900.76     10/31/91   $13,289.99     10/31/91
     11/29/91    $10,544.53     11/29/91   $12,455.80     11/29/91
     12/31/91    $10,776.08     12/31/91   $12,615.70     12/31/91
      1/31/92    $10,831.63      1/31/92   $12,543.50      1/31/92
      2/28/92    $10,942.72      2/28/92   $12,628.04      2/28/92
      3/31/92    $10,646.47      3/31/92   $12,182.63      3/31/92
      4/30/92    $10,794.59      4/30/92   $12,614.15      4/30/92
      5/29/92    $11,053.81      5/29/92   $13,014.88      5/29/92
      6/30/92    $10,702.02      6/30/92   $12,578.73      6/30/92
      7/31/92    $10,831.63      7/31/92   $13,146.66      7/31/92
      8/31/92    $10,516.86      8/31/92   $13,120.83      8/31/92
      9/30/92    $10,498.34      9/30/92   $13,231.21      9/30/92
     10/30/92    $10,368.74     10/30/92   $12,978.04     10/30/92
     11/30/92    $10,331.70     11/30/92   $12,812.37     11/30/92
     12/31/92    $10,479.83     12/31/92   $12,959.25     12/31/92   $10,000.00
      1/29/93    $10,256.06      1/29/93   $13,202.82      1/29/93   $10,181.08
      2/26/93    $10,442.53      2/26/93   $13,859.60      2/26/93   $10,641.92
      3/31/93    $10,908.72      3/31/93   $14,607.23      3/31/93   $10,930.74
      4/30/93    $11,095.19      4/30/93   $14,961.99      4/30/93   $11,143.74
      5/28/93    $11,244.37      5/28/93   $15,498.52      5/28/93   $11,342.02
      6/30/93    $11,393.55      6/30/93   $15,609.10      6/30/93   $11,185.46
      7/30/93    $11,505.43      7/30/93   $15,653.99      7/30/93   $11,268.36
      8/31/93    $11,878.38      8/31/93   $16,336.13      8/31/93   $11,691.95
      9/30/93    $11,822.44      9/30/93   $15,909.91      9/30/93   $11,600.02
     10/29/93    $12,344.57     10/29/93   $16,132.01     10/29/93   $11,516.40
     11/30/93    $11,785.15     11/30/93   $15,243.14     11/30/93   $11,200.90
     12/31/93    $12,419.16     12/31/93   $15,605.68     12/31/93   $11,382.83
      1/31/94    $13,011.45      1/31/94   $16,320.36      1/31/94   $12,111.06
      2/28/94    $12,552.90      2/28/94   $15,933.80      2/28/94   $11,793.65
      3/31/94    $11,826.86      3/31/94   $15,078.54      3/31/94   $11,321.59
      4/29/94    $11,559.37      4/29/94   $15,445.58      4/29/94   $11,581.83
      5/31/94    $11,559.37      5/31/94   $15,707.47      5/31/94   $11,837.63
      6/30/94    $10,967.07      6/30/94   $15,618.90      6/30/94   $11,556.99
      7/29/94    $11,291.88      7/29/94   $16,108.53      7/29/94   $12,052.13
      8/31/94    $11,635.79      8/31/94   $16,270.98      8/31/94   $12,305.80
      9/30/94    $12,094.35      9/30/94   $16,354.78      9/30/94   $12,143.22
     10/31/94    $11,903.28     10/31/94   $16,458.05     10/31/94   $12,468.09
     11/30/94    $11,215.45     11/30/94   $15,271.65     11/30/94   $11,711.24
     12/30/94    $11,215.45     12/30/94   $15,226.23     12/30/94   $11,812.96
      1/31/95    $10,630.47      1/31/95   $14,646.62      1/31/95   $11,732.27
      2/28/95    $10,751.50      2/28/95   $15,165.57      2/28/95   $12,400.29
      3/31/95    $11,054.08      3/31/95   $15,918.84      3/31/95   $12,968.09
      4/28/95    $11,356.66      4/28/95   $16,519.31      4/28/95   $13,269.80
      5/31/95    $11,497.86      5/31/95   $16,807.58      5/31/95   $13,767.64
      6/30/95    $11,618.89      6/30/95   $16,806.91      6/30/95   $13,710.32
      7/31/95    $11,941.63      7/31/95   $17,342.83      7/31/95   $14,103.06
      8/31/95    $12,123.18      8/31/95   $17,446.71      8/31/95   $13,921.33
      9/29/95    $12,082.84      9/29/95   $17,395.91      9/29/95   $14,083.60
     10/31/95    $11,538.20     10/31/95   $16,535.62     10/31/95   $13,694.25
     11/30/95    $11,659.23     11/30/95   $17,300.63     11/30/95   $14,452.23
     12/29/95    $12,224.04     12/29/95   $18,133.61     12/29/95   $14,926.06
      1/31/96    $12,673.75      1/31/96   $18,786.09      1/31/96   $15,313.82
      2/29/96    $12,816.84      2/29/96   $19,135.48      2/29/96   $15,401.84
      3/29/96    $13,532.30      3/29/96   $20,092.60      3/29/96   $16,311.93
      4/30/96    $14,329.52      4/30/96   $21,200.15      4/30/96   $16,636.56
      5/31/96    $14,554.37      5/31/96   $21,533.17      5/31/96   $16,552.89
      6/28/96    $14,268.19      6/28/96   $21,159.29      6/28/96   $16,379.29
      7/31/96    $13,654.94      7/31/96   $20,226.86      7/31/96   $15,763.99
      8/30/96    $14,145.54      8/30/96   $21,467.95      8/30/96   $16,259.15
      9/30/96    $14,717.90      9/30/96   $21,944.29      9/30/96   $16,895.85
     10/31/96    $15,412.92     10/31/96   $22,822.03     10/31/96   $17,604.54
     11/29/96    $16,230.58     11/29/96   $23,789.21     11/29/96   $18,458.65
     12/31/96    $16,394.11     12/31/96   $23,854.50     12/31/96   $18,380.24
      1/31/97    $16,996.15      1/31/97   $24,352.45      1/31/97   $19,227.07
      2/28/97    $16,069.93      2/28/97   $23,476.25      2/28/97   $18,731.70
      3/31/97    $15,954.16      3/31/97   $22,988.51      3/31/97   $19,204.28
      4/30/97    $15,537.36      4/30/97   $22,679.04      4/30/97   $19,432.75
      5/30/97    $17,019.31      5/30/97   $24,563.61      5/30/97   $20,701.68
      6/30/97    $16,996.15      6/30/97   $24,610.92      6/30/97   $21,250.42
      7/31/97    $18,408.64      7/31/97   $26,057.66      7/31/97   $22,908.76
      8/29/97    $19,427.48      8/29/97   $26,498.65      8/29/97   $22,404.03
      9/30/97    $21,140.99      9/30/97   $28,223.64      9/30/97   $23,444.38
     10/31/97    $20,029.53     10/31/97   $26,666.62     10/31/97   $22,655.39
     11/28/97    $16,810.91     11/28/97   $24,514.79     11/28/97   $22,330.60
     12/31/97    $15,942.58     12/31/97   $24,295.98     12/31/97   $22,128.63
      1/30/98    $14,049.73      1/30/98   $23,365.58      1/30/98   $21,218.38
      2/27/98    $14,369.65      2/27/98   $24,248.70      2/27/98   $22,695.43
      3/31/98    $14,342.99      3/31/98   $25,051.08      3/31/98   $23,660.96
      4/30/98    $13,969.75      4/30/98   $25,786.69      4/30/98   $24,766.29
      5/29/98    $12,716.74      5/29/98   $23,793.53      5/29/98   $23,852.30
      6/30/98    $11,916.94      6/30/98   $22,415.60      6/30/98   $23,366.90
      7/31/98    $10,983.85      7/31/98   $20,127.25      7/31/98   $21,850.81
      8/31/98     $9,224.30      8/31/98   $16,364.02      8/31/98   $19,401.14
      9/30/98    $10,210.71      9/30/98   $18,971.88      9/30/98   $21,740.55
     10/30/98    $10,583.95     10/30/98   $19,580.82     10/30/98   $22,228.86
     11/30/98    $10,290.69     11/30/98   $18,800.29     11/30/98   $22,482.23
     12/31/98     $9,801.99     12/31/98   $18,424.28     12/31/98   $22,116.71


--------------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                               For the Periods Ended
                                                              December 31, 1998
--------------------------------------------------------------------------------
                                   Ten Year   Five Year   One Year   Six Month
  Global Resources Fund            (0.20%)     (4.62%)    (38.52%)    (17.75%)
  ----------------------------------------------------------------------------
  Dow Jones Basic Materials
    and Energy Index                 n/a       14.21%      (0.05%)     (5.35%)
  ----------------------------------------------------------------------------
  Micropal US: Equity Natural
    Resources Funds Index           6.30%       3.38%     (24.17%)    (17.81%)

  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Dow Jones Basic
  Materials and Energy Index is a combination of the Dow Jones Basic
  Materials Index and the Dow Jones Energy Index allocated based on their respective market capitalization weightings. The Micropal US: Equity
  Natural Resources Fund Index is composed of funds that invest the majority of their portfolios in equity shares of natural resource companies.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------

SIX MONTHS IN REVIEW

Weakness in commodity prices has not been restricted to oil. The CRB/ Bridge Index of a broad basket of commodities fell another 10% over the last six months, reaching its lowest level in more than twenty years. Contributing to this weakness has been a strong U.S. dollar. The currency devaluations of Asia, Russia, and Brazil have dramatically lowered the cost of imported basic materials to U.S. industrial companies. Steel imports alone for 1998 were 30% higher than 1997 levels.

Asia represents 30% of the world's oil consumption and the economic turndown in late 1997 and the bottom in 1998 had a material impact on basic metals and commodity prices, like oil. It has been calculated that the low oil prices have been like a $30 billion tax cut for consumers since gas prices are at a record 20-year low.

INVESTMENT HIGHLIGHTS

A top-down overview of the natural resources sector shows an industry that is abundantly oversupplied with cheap oil and basic materials. For U.S. manufacturers and consumers, this has translated into an economy that has been stronger than expected, despite downward economic pressures from Asia, Russia and Latin America. A milder than expected winter has also aggravated the natural gas and heating oil markets. The top-down picture does not support an investment thesis that favors an aggressive investment scenario.

As a consequence, we have actively repositioned the fund over the last six months. Oil and gas service and exploration companies have been trimmed from the portfolio in favor of the international oil companies. Mergers and acquisitions between the senior oil companies is currently the dominant investment theme. Exxon, the largest oil company in the S&P 500, is proposing to merge with Mobil, the second largest energy player, for $86 billion which would place the new company as the third largest company in America. British Petroleum and Amoco recently merged to form BP Amoco. The same trend is taking place internationally. Total S.A. of France purchased Petrofina of Belgium and more recently, Repsol of Spain and YPF of Argentina are trying to strike a deal. With a bottom-up approach, we have tried to pick the best stocks, within the context of the market, to include in the portfolio.

--------------------------------------------------------------------------------
GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------


CURRENT OUTLOOK

There is very little price risk in the natural resources sector. We are at 20-year lows for natural resources as measured by the CRB/Bridge Commodity Index. Cheap energy and commodity prices certainly improve the economics of most capital investment plans. Add to that an environment where inflation projections are very tame. However, what is currently missing is confidence that world economic growth has not been derailed.

It appears that Asia has bottomed economically and should improve over the next several years as this region rebuilds its economy. This is bullish for raw materials and oil.

Going forward, our goal is to beat the Dow Jones Basic Materials and Energy Index, which is approximately 70% Energy and 30% Basic Materials. Over the past five years, this index outperformed the Lipper Natural Resources Fund Index by an average annual performance of 737 basis points per year as of December 31, 1998.

Our investment focus is on companies that can earn a return on their investment that exceeds their cost of capital. Companies that are highly leveraged, have high cost structures, or depend on projects that are not economically viable at today's prices are not on our buy list. Given the long-term demand growth for energy, we believe that oil is at unsustainable low levels and will recover in the next two years. Oil is cyclical and is currently at the bottom of the trough. We expect the most fundamentally sound companies to consolidate their position in this difficult market and emerge as winners when this downturn eventually ends, as it always does.

--------------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
--------------------------------------------------------------------------------
   BRITISH PETROLEUM PLC                                                5.19%
     PETROLEUM PRODUCTION & REFINING
   --------------------------------------------------------------------------
   EXXON CORP.                                                          3.85%
     PETROLEUM PRODUCTION & REFINING
   --------------------------------------------------------------------------
   MOBIL CORP.                                                          3.10%
     PETROLEUM PRODUCTION & REFINING
   --------------------------------------------------------------------------
   TOTAL S.A.                                                           3.03%
     PETROLEUM PRODUCTION & REFINING
   --------------------------------------------------------------------------
   CONOCO, INC.                                                         2.57%
     OIL & GAS EXTRACTION
   --------------------------------------------------------------------------
   YPF S.A.                                                             2.48%
     PETROLEUM PRODUCTION & REFINING
   --------------------------------------------------------------------------
   TEXACO, INC.                                                         2.46%
     PETROLEUM PRODUCTION & REFINING
   --------------------------------------------------------------------------
   CHEVRON CORP.                                                        2.44%
     PETROLEUM PRODUCTION & REFINING
   --------------------------------------------------------------------------
   ROYAL DUTCH PETROLEUM                                                2.39%
     PETROLEUM PRODUCTION & REFINING
   --------------------------------------------------------------------------
   SHARPE RESOURCES CORP.                                               1.90%
     OIL & GAS EXTRACTION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS
--------------------------------------------------------------------------------

   PETROLEUM PRODUCTION & REFINING                                     31.24%
   OIL & GAS EXTRACTION                                                17.19%
   CHEMICALS & ALLIED PRODUCTS                                         16.28%
   OIL & GAS FIELD SERVICES                                             6.29%
   PAPER PRODUCTS                                                       5.42%

--------------------------------------------------------------------------------
 GOLD FUNDS
--------------------------------------------------------------------------------

MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The World Gold Fund invests in all tiers of mining companies, including exploration companies. The fund seeks long-term growth of capital, plus protection against inflation and monetary instability.

The Gold Shares Fund's primary objective is capital appreciation and protection against inflation and monetary instability. It also pursues current income as a secondary objective. The fund focuses on mid- and large-capitalization senior gold producers.

In this volatile period for the gold market, both funds made an effort to focus on companies with strong balance sheets and growth in resources and production. In all cases, effective company management is essential.

PERFORMANCE

--------------------------------------------------------------------------------
 WORLD GOLD FUND
--------------------------------------------------------------------------------

[World Gold Fund mountain graph plotted from the data in the table below.]

U.S. Global Investors Funds     XAU
World Gold Fund

    Date          Value         Date        Value
     12/30/88    $10,000.00     12/30/88   $10,000.00
      1/31/89    $10,330.58      1/31/89   $10,380.42
      2/28/89    $10,413.22      2/28/89   $11,577.98
      3/31/89    $10,165.29      3/31/89   $10,876.91
      4/28/89     $9,752.07      4/28/89   $10,222.96
      5/31/89     $9,256.20      5/31/89    $9,957.48
      6/30/89     $9,669.42      6/30/89   $10,624.07
      7/31/89    $10,082.64      7/31/89   $10,968.85
      8/31/89    $10,413.22      8/31/89   $11,737.73
      9/29/89    $10,578.51      9/29/89   $11,929.66
     10/31/89    $10,578.51     10/31/89   $12,121.60
     11/30/89    $12,066.12     11/30/89   $13,717.96
     12/29/89    $11,652.89     12/29/89   $13,783.47
      1/31/90    $11,902.60      1/31/90   $14,972.99
      2/28/90    $11,319.95      2/28/90   $13,874.27
      3/30/90    $10,570.84      3/30/90   $12,953.68
      4/30/90     $9,239.08      4/30/90   $11,432.02
      5/31/90     $9,655.25      5/31/90   $12,339.96
      6/29/90     $8,989.37      6/29/90   $11,659.58
      7/31/90     $9,572.02      7/31/90   $12,521.55
      8/31/90     $9,405.55      8/31/90   $12,418.11
      9/28/90     $9,322.31      9/28/90   $12,451.44
     10/31/90     $7,765.82     10/31/90   $10,318.35
     11/30/90     $7,732.53     11/30/90    $9,796.58
     12/31/90     $8,406.73     12/31/90   $11,152.74
      1/31/91     $7,249.76      1/31/91    $9,229.97
      2/28/91     $7,657.62      2/28/91    $9,883.92
      3/28/91     $7,607.67      3/28/91    $9,687.39
      4/30/91     $7,449.53      4/30/91    $9,259.86
      5/31/91     $7,782.47      5/31/91    $9,460.98
      6/28/91     $8,356.79      6/28/91   $10,362.03
      7/31/91     $8,381.76      7/31/91   $10,108.03
      8/30/91     $7,549.41      8/30/91    $8,724.28
      9/30/91     $7,665.94      9/30/91    $9,059.88
     10/31/91     $8,440.02     10/31/91    $9,527.64
     11/29/91     $8,489.96     11/29/91    $9,669.00
     12/31/91     $8,123.73     12/31/91    $9,285.14
      1/31/92     $8,323.49      1/31/92    $9,600.05
      2/28/92     $8,206.97      2/28/92    $9,355.25
      3/31/92     $7,632.64      3/31/92    $8,279.51
      4/30/92     $6,908.50      4/30/92    $8,037.01
      5/29/92     $7,449.53      5/29/92    $8,622.00
      6/30/92     $7,907.32      6/30/92    $9,024.25
      7/31/92     $8,356.79      7/31/92    $9,496.61
      8/31/92     $8,157.02      8/31/92    $9,064.48
      9/30/92     $8,157.02      9/30/92    $9,246.06
     10/30/92     $7,824.09     10/30/92    $8,689.81
     11/30/92     $7,208.15     11/30/92    $7,563.50
     12/31/92     $7,740.85     12/31/92    $8,194.46
      1/29/93     $7,374.62      1/29/93    $8,220.89
      2/26/93     $7,973.91      2/26/93    $8,732.33
      3/31/93     $8,897.82      3/31/93    $9,978.16
      4/30/93    $10,196.28      4/30/93   $11,356.17
      5/28/93    $11,569.66      5/28/93   $12,769.80
      6/30/93    $12,143.98      6/30/93   $13,382.37
      7/30/93    $14,441.26      7/30/93   $14,814.39
      8/31/93    $13,292.62      8/31/93   $13,546.72
      9/30/93    $11,627.92      9/30/93   $11,965.29
     10/29/93    $13,542.33     10/29/93   $14,188.02
     11/30/93    $13,292.62     11/30/93   $13,643.26
     12/31/93    $14,690.97     12/31/93   $15,160.33
      1/31/94    $15,198.70      1/31/94   $15,152.28
      2/28/94    $14,407.97      2/28/94   $14,755.78
      3/31/94    $14,432.94      3/31/94   $15,366.05
      4/29/94    $13,275.97      4/29/94   $13,151.36
      5/31/94    $13,908.56      5/31/94   $13,828.30
      6/30/94    $13,009.62      6/30/94   $13,245.60
      7/29/94    $13,026.27      7/29/94   $12,843.35
      8/31/94    $13,625.56      8/31/94   $13,621.42
      9/30/94    $14,441.26      9/30/94   $15,197.10
     10/31/94    $13,650.53     10/31/94   $13,493.85
     11/30/94    $11,927.57     11/30/94   $11,803.24
     12/30/94    $12,202.24     12/30/94   $12,565.22
      1/31/95    $10,917.80      1/31/95   $11,191.82
      2/28/95    $11,151.33      2/28/95   $11,933.11
      3/31/95    $12,435.78      3/31/95   $14,017.93
      4/28/95    $12,777.74      4/28/95   $13,438.69
      5/31/95    $12,752.72      5/31/95   $13,791.52
      6/30/95    $13,186.43      6/30/95   $13,813.35
      7/31/95    $13,761.93      7/31/95   $13,642.11
      8/31/95    $14,137.25      8/31/95   $14,097.23
      9/29/95    $14,128.91      9/29/95   $14,274.22
     10/31/95    $12,677.66     10/31/95   $12,318.12
     11/30/95    $13,761.93     11/30/95   $13,919.09
     12/29/95    $14,145.59     12/29/95   $13,839.79
      1/31/96    $16,430.91      1/31/96   $16,210.78
      2/29/96    $16,872.96      2/29/96   $16,556.72
      3/29/96    $17,773.74      3/29/96   $16,530.28
      4/30/96    $18,324.22      4/30/96   $16,483.16
      5/31/96    $20,192.50      5/31/96   $17,111.83
      6/28/96    $17,715.36      6/28/96   $14,223.65
      7/31/96    $17,164.88      7/31/96   $14,291.46
      8/30/96    $18,732.90      8/30/96   $14,314.45
      9/30/96    $18,182.43      9/30/96   $13,237.56
     10/31/96    $17,707.01     10/31/96   $13,285.83
     11/29/96    $17,423.44     11/29/96   $13,813.35
     12/31/96    $16,906.32     12/31/96   $13,418.00
      1/31/97    $15,962.18      1/31/97   $12,665.21
      2/28/97    $17,585.75      2/28/97   $14,074.24
      3/31/97    $15,485.70      3/31/97   $11,966.44
      4/30/97    $14,726.85      4/30/97   $10,787.27
      5/30/97    $15,520.99      5/30/97   $11,988.28
      6/30/97    $14,082.72      6/30/97   $10,987.24
      7/31/97    $13,403.29      7/31/97   $11,253.88
      8/29/97    $13,720.94      8/29/97   $11,363.06
      9/30/97    $14,303.31      9/30/97   $12,584.76
     10/31/97    $11,903.25     10/31/97   $10,103.44
     11/28/97     $9,441.42     11/28/97    $8,139.29
     12/31/97     $9,961.14     12/31/97    $8,526.61
      1/30/98    $10,818.78      1/30/98    $8,616.25
      2/27/98    $10,247.02      2/27/98    $8,671.42
      3/31/98    $10,943.85      3/31/98    $9,386.28
      4/30/98    $11,399.48      4/30/98   $10,105.73
      5/29/98     $9,782.47      5/29/98    $8,586.37
      6/30/98     $8,808.69      6/30/98    $8,242.73
      7/31/98     $8,192.26      7/31/98    $7,231.35
      8/31/98     $6,405.50      8/31/98    $5,618.89
      9/30/98     $8,844.42      9/30/98    $8,618.55
     10/30/98     $8,728.28     10/30/98    $8,664.52
     11/30/98     $8,147.59     11/30/98    $8,155.38
     12/31/98     $8,390.59     12/31/98    $7,466.96


--------------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                               For the Periods Ended
                                                              December 31, 1998
--------------------------------------------------------------------------------
                                   Ten Year   Five Year   One Year   Six Month
  World Gold Fund                   (1.74%)    (10.60%)   (15.77%)    (4.75%)
  ----------------------------------------------------------------------------
  Toronto Stock Exchange
    Gold & Precious Minerals
    Index                           (0.75%)    (13.17%)   (12.92%)    (6.45%)
  ----------------------------------------------------------------------------
  Philadelphia Stock Exchange
    Gold & Silver Index             (2.88%)    (13.21%)   (12.43%)    (9.41%)

  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Toronto Stock Exchange
  Gold & Precious Minerals Index (TSE) is a capitalization-weighted index designed to measure the performance of the gold and silver sector of the
  TSE 300 Index. The Philadelphia Stock Exchange Gold & Silver Index (XAU)
  is a capitalization-weighted index which includes the leading companies involved in the mining of gold and silver.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 GOLD FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 GOLD SHARES FUND
--------------------------------------------------------------------------------

[Gold Shares Fund mountain graph plotted from the data in the table below.]

U.S. Global Investors Funds     South Africa JSE          FT Gold Mines Index
                                All Gold Index

     Date         Value         Date        Value         Date        Value
     12/30/88    $10,000.00     12/30/88   $10,000.00     12/30/88
      1/31/89     $9,970.06      1/31/89   $10,013.91      1/31/89
      2/28/89    $10,598.80      2/28/89   $10,397.45      2/28/89
      3/31/89    $11,467.07      3/31/89   $11,256.45      3/31/89
      4/28/89    $11,197.60      4/28/89   $10,664.72      4/28/89
      5/31/89    $10,239.52      5/31/89    $9,116.70      5/31/89
      6/30/89    $11,437.13      6/30/89    $9,945.94      6/30/89
      7/31/89    $11,679.82      7/31/89   $10,938.34      7/31/89
      8/31/89    $11,588.81      8/31/89   $10,323.50      8/31/89
      9/29/89    $12,680.95      9/29/89   $11,182.90      9/29/89
     10/31/89    $12,771.96     10/31/89   $12,179.23     10/31/89
     11/30/89    $15,077.59     11/30/89   $14,174.27     11/30/89
     12/29/89    $16,473.10     12/29/89   $14,556.12     12/29/89
      1/31/90    $18,055.26      1/31/90   $15,504.55      1/31/90
      2/28/90    $15,542.42      2/28/90   $13,647.24      2/28/90
      3/30/90    $14,456.62      3/30/90   $13,465.08      3/30/90
      4/30/90    $12,905.48      4/30/90   $11,878.27      4/30/90
      5/31/90    $13,215.71      5/31/90   $11,130.38      5/31/90
      6/29/90    $12,067.87      6/29/90   $10,421.26      6/29/90
      7/31/90    $12,762.87      7/31/90   $11,029.78      7/31/90
      8/31/90    $12,604.92      8/31/90   $11,895.48      8/31/90
      9/28/90    $12,004.68      9/28/90   $11,356.33      9/28/90
     10/31/90    $11,183.31     10/31/90   $10,217.49     10/31/90
     11/30/90    $10,741.03     11/30/90    $9,138.07     11/30/90
     12/31/90    $10,835.81     12/31/90    $8,535.64     12/31/90
      1/31/91     $9,639.02      1/31/91    $7,783.74      1/31/91
      2/28/91    $10,447.66      2/28/91    $7,553.83      2/28/91
      3/28/91     $9,574.32      3/28/91    $6,474.67      3/28/91
      4/30/91     $9,800.74      4/30/91    $6,834.64      4/30/91
      5/31/91    $10,997.53      5/31/91    $7,942.07      5/31/91
      6/28/91    $11,612.10      6/28/91    $8,649.48      6/28/91
      7/31/91    $11,221.78      7/31/91    $8,405.66      7/31/91
      8/30/91     $9,270.17      8/30/91    $6,816.33      8/30/91
      9/30/91     $9,823.12      9/30/91    $7,336.94      9/30/91
     10/31/91    $10,148.39     10/31/91    $7,557.38     10/31/91
     11/29/91    $10,603.77     11/29/91    $8,004.49     11/29/91
     12/31/91     $9,140.06     12/31/91    $7,492.62     12/31/91
      1/31/92     $9,106.82      1/31/92    $8,281.23      1/31/92   $10,000.00
      2/28/92     $8,209.43      2/28/92    $7,858.43      2/28/92    $9,504.15
      3/31/92     $8,076.49      3/31/92    $7,164.88      3/31/92    $8,900.85
      4/30/92     $7,511.47      4/30/92    $6,381.99      4/30/92    $8,398.20
      5/29/92     $8,010.01      5/29/92    $7,009.08      5/29/92    $8,899.56
      6/30/92     $7,378.52      6/30/92    $7,185.17      6/30/92    $9,123.62
      7/31/92     $7,009.59      7/31/92    $7,023.29      7/31/92    $9,367.35
      8/31/92     $6,405.90      8/31/92    $6,204.51      8/31/92    $8,818.10
      9/30/92     $5,768.66      9/30/92    $5,803.38      9/30/92    $8,475.29
     10/30/92     $4,963.73     10/30/92    $5,013.10     10/30/92    $7,710.15
     11/30/92     $4,628.34     11/30/92    $5,178.64     11/30/92    $6,963.90
     12/31/92     $4,494.19     12/31/92    $4,754.25     12/31/92    $7,158.25
      1/29/93     $4,734.34      1/29/93    $5,334.22      1/29/93    $7,278.29
      2/26/93     $5,146.02      2/26/93    $5,620.57      2/26/93    $8,111.58
      3/31/93     $6,106.61      3/31/93    $5,710.76      3/31/93    $9,500.14
      4/30/93     $7,101.51      4/30/93    $6,952.40      4/30/93   $11,110.67
      5/28/93     $8,473.78      5/28/93    $8,726.58      5/28/93   $13,158.72
      6/30/93     $8,611.00      6/30/93    $8,605.19      6/30/93   $13,664.95
      7/30/93     $9,786.80      7/30/93   $11,283.87      7/30/93   $15,456.59
      8/31/93     $8,023.10      8/31/93    $9,393.60      8/31/93   $13,506.32
      9/30/93     $7,642.70      9/30/93    $7,976.17      9/30/93   $12,083.34
     10/29/93     $8,576.42     10/29/93    $9,498.52     10/29/93   $14,147.78
     11/30/93     $8,507.26     11/30/93    $9,879.15     11/30/93   $13,832.10
     12/31/93    $10,063.46     12/31/93   $11,522.93     12/31/93   $15,978.00
      1/31/94     $9,050.13      1/31/94   $10,290.92      1/31/94   $15,494.17
      2/28/94     $8,491.05      2/28/94   $10,444.87      2/28/94   $14,481.78
      3/31/94     $8,386.22      3/31/94   $10,512.17      3/31/94   $14,570.18
      4/29/94     $8,630.82      4/29/94   $10,325.98      4/29/94   $13,575.12
      5/31/94     $8,351.28      5/31/94    $9,597.85      5/31/94   $13,990.51
      6/30/94     $8,770.59      6/30/94   $10,391.11      6/30/94   $13,671.75
      7/29/94     $9,088.87      7/29/94   $10,567.63      7/29/94   $14,040.62
      8/31/94    $10,079.10      8/31/94   $11,593.28      8/31/94   $14,906.12
      9/30/94    $11,281.52      9/30/94   $12,440.40      9/30/94   $16,637.63
     10/31/94    $10,680.31     10/31/94   $11,551.24     10/31/94   $15,432.54
     11/30/94     $9,336.43     11/30/94   $10,100.17     11/30/94   $13,524.51
     12/30/94     $9,796.18     12/30/94   $10,376.37     12/30/94   $14,143.19
      1/31/95     $7,499.64      1/31/95    $7,754.89      1/31/95   $11,724.57
      2/28/95     $7,930.24      2/28/95    $7,698.18      2/28/95   $12,387.42
      3/31/95     $8,289.08      3/31/95    $7,467.87      3/31/95   $13,814.13
      4/28/95     $7,894.36      4/28/95    $7,324.56      4/28/95   $13,810.41
      5/31/95     $7,679.06      5/31/95    $6,851.42      5/31/95   $13,608.54
      6/30/95     $7,786.71      6/30/95    $7,195.02      6/30/95   $13,797.52
      7/31/95     $8,405.28      7/31/95    $7,554.78      7/31/95   $13,958.58
      8/31/95     $8,368.89      8/31/95    $7,610.18      8/31/95   $14,119.64
      9/29/95     $8,296.12      9/29/95    $7,535.50      9/29/95   $14,214.13
     10/31/95     $7,022.59     10/31/95    $6,333.07     10/31/95   $12,332.94
     11/30/95     $7,095.36     11/30/95    $6,437.85     11/30/95   $13,509.76
     12/29/95     $7,168.14     12/29/95    $6,698.84     12/29/95   $13,696.59
      1/31/96     $8,756.95      1/31/96    $8,456.71      1/31/96   $16,504.77
      2/29/96     $8,498.31      2/29/96    $8,388.89      2/29/96   $16,751.73
      3/29/96     $8,017.97      3/29/96    $8,136.89      3/29/96   $16,707.35
      4/30/96     $8,054.92      4/30/96    $8,165.35      4/30/96   $16,654.38
      5/31/96     $8,276.61      5/31/96    $8,394.12      5/31/96   $17,014.44
      6/28/96     $6,872.54      6/28/96    $7,226.79      6/28/96   $14,435.32
      7/31/96     $6,797.84      7/31/96    $7,141.50      7/31/96   $14,285.71
      8/30/96     $6,760.49      8/30/96    $7,238.17      8/30/96   $14,541.26
      9/30/96     $6,162.88      9/30/96    $6,623.09      9/30/96   $13,255.64
     10/31/96     $6,050.83     10/31/96    $6,709.38     10/31/96   $13,441.04
     11/29/96     $5,639.97     11/29/96    $6,014.77     11/29/96   $13,401.67
     12/31/96     $5,341.16     12/31/96    $5,853.02     12/31/96   $13,053.06
      1/31/97     $4,807.05      1/31/97    $5,373.17      1/31/97   $12,156.85
      2/28/97     $5,493.77      2/28/97    $6,350.30      2/28/97   $13,653.64
      3/31/97     $4,730.74      3/31/97    $5,351.99      3/31/97   $11,717.34
      4/30/97     $4,349.23      4/30/97    $4,851.84      4/30/97   $10,512.60
      5/30/97     $4,425.53      5/30/97    $4,775.75      5/30/97   $11,237.02
      6/30/97     $3,677.77      6/30/97    $3,867.31      6/30/97    $9,970.01
      7/31/97     $3,756.02      7/31/97    $3,870.57      7/31/97   $10,122.48
      8/29/97     $3,795.15      8/29/97    $3,937.10      8/29/97   $10,106.73
      9/30/97     $3,716.90      9/30/97    $3,997.48      9/30/97   $10,916.33
     10/31/97     $2,895.27     10/31/97    $3,386.02     10/31/97    $8,887.68
     11/28/97     $2,230.14     11/28/97    $2,722.06     11/28/97    $6,998.05
     12/31/97     $2,277.09     12/31/97    $2,994.69     12/31/97    $7,574.86
      1/30/98     $2,277.09      1/30/98    $3,243.94      1/30/98    $8,001.49
      2/27/98     $2,077.34      2/27/98    $2,876.83      2/27/98    $7,709.43
      3/31/98     $2,117.29      3/31/98    $2,936.31      3/31/98    $8,196.91
      4/30/98     $2,237.14      4/30/98    $3,881.53      4/30/98    $9,294.27
      5/29/98     $1,797.70      5/29/98    $3,292.64      5/29/98    $7,781.73
      6/30/98     $1,514.06      6/30/98    $2,692.22      6/30/98    $7,114.30
      7/31/98     $1,526.05      7/31/98    $2,707.81      7/31/98    $6,446.93
      8/31/98     $1,174.50      8/31/98    $2,216.76      8/31/98    $5,022.08
      9/30/98     $1,637.91      9/30/98    $3,393.56      9/30/98    $7,880.51
     10/30/98     $1,601.95     10/30/98    $3,437.44     10/30/98    $7,967.85
     11/30/98     $1,502.08     11/30/98    $3,330.24     11/30/98    $7,552.67
     12/31/98     $1,526.05     12/31/98    $2,692.89     12/31/98    $6,689.31

--------------------------------------------------------------------------------
 AVERAGE ANNUAL PERFORMANCE                               For the Periods Ended
                                                              December 31, 1998
--------------------------------------------------------------------------------
                                   Ten Year   Five Year   One Year   Six Month
  Gold Shares Fund                 (17.14%)    (31.43%)   (32.98%)     0.79%
  ----------------------------------------------------------------------------
  Financial Times Gold Mines
    Index                              n/a     (15.98%)   (11.69%)    (5.97%)
  ----------------------------------------------------------------------------
  Johannesburg All Gold Index      (12.30%)    (25.23%)   (10.08%)     0.02%

  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Financial Times Gold
  Mines Index is a market capitalization-weighted total return index of the leading Northern American, Australian and African gold mining companies.
  The Johannesburg All Gold Index is a capitalization-weighted index of all domestic gold stocks traded on the Johannesburg Stock Exchange.
--------------------------------------------------------------------------------


SIX MONTHS IN REVIEW

Although gold had changed little by the end of the six-month period, the price was very volatile during that period. Gold declined to $271 per ounce at the end of August, a new 18-year low, and was quick to recover to above $300 per ounce at the start of October. The decline in August was in conjunction with the decline in the general equity markets over growing concern regarding Long Term Capital Management Company's exposure to Russia and other emerging markets. During the last three months of 1998, gold traded mostly in a narrow range of $288 to $296. Gold's recovery was related to the decline in the value of the U.S. dollar relative to the Japanese yen.

--------------------------------------------------------------------------------
 GOLD FUNDS
--------------------------------------------------------------------------------

INVESTMENT HIGHLIGHTS

The funds showed great improvement in performance from the first half of the year. The reason for the improved performance was the implementation of a new disciplined portfolio management style. This discipline combines a top-down macro theme approach with a bottom-up stock-selection strategy.

As part of the top-down discipline, we look for countries with favorable mining laws, relatively stable currency, and liquid securities. For our bottom-up stock-selection strategy, we look for companies with robust reserve growth profiles, healthy production and strong cash flows.

Two such investments that added significantly to fund performance were Meridian Gold and Getchell Gold. In both cases, the funds overweighted their positions in these companies. Meridian's price increased significantly after announcing a new discovery. Getchell's price increased significantly after a takeover bid by Placer Dome. Both companies had strong growth profiles in production and developing large reserves.

As stated above, gold prices reached new 18-year lows during the last six months of 1998. Like the U.S. domestic market, large-cap companies outperformed small-cap companies over the past twelve months. This also applied to the gold industry. Since World Gold owned more mid-cap and micro-cap stocks, its portfolio lagged.

OUTLOOK

Looking forward, we plan to continue our top-down/bottom-up portfolio management. The gold market is both cyclical and volatile. Within a given cycle, regardless of the direction of price, daily volatility exists. Our top-down analysis will continue to seek opportunities for trading gold equities. Our bottom-up detailed analysis of companies will continue with a goal of identifying top quality companies with potential for high returns.

Our outlook for gold in 1999 is mildly bullish. However, we are cautious in all of our investment decisions.

--------------------------------------------------------------------------------
 GOLD FUNDS
--------------------------------------------------------------------------------

WORLD GOLD FUND

--------------------------------------------------------------------------------
 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
--------------------------------------------------------------------------------
   GETCHELL GOLD CORP.                                                 12.72%
     INTERMEDIATE GOLD PRODUCERS
   --------------------------------------------------------------------------
   MERIDIAN GOLD, INC.                                                 10.42%
     INTERMEDIATE GOLD PRODUCERS
   --------------------------------------------------------------------------
   DELTA GOLD, NL                                                       9.40%
     INTERMEDIATE GOLD PRODUCERS
   --------------------------------------------------------------------------
   BARRICK GOLD CORP.                                                   5.70%
     SENIOR GOLD PRODUCERS
   --------------------------------------------------------------------------
   PLACER DOME, INC.                                                    5.29%
     SENIOR GOLD PRODUCERS
   --------------------------------------------------------------------------
   EURO-NEVADA MINING CORP.                                             4.94%
     MINING FINANCE
   --------------------------------------------------------------------------
   ACACIA RESOURCES                                                     4.11%
     INTERMEDIATE GOLD PRODUCERS
   --------------------------------------------------------------------------
   NEWMONT MINING CORP.                                                 4.11%
     SENIOR GOLD PRODUCERS
   --------------------------------------------------------------------------
   IAMGOLD INTERNATIONAL AFRICAN MINING                                 3.96%
     JUNIOR GOLD PRODUCERS
   --------------------------------------------------------------------------
   RANGER MINERALS NL                                                   3.65%
     JUNIOR GOLD PRODUCERS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS
--------------------------------------------------------------------------------

   INTERMEDIATE GOLD PRODUCERS                                         39.66%
   SENIOR GOLD PRODUCERS                                               28.31%
   JUNIOR GOLD PRODUCERS                                                9.68%
   GOLD EXPLORATION & DEVELOPMENT                                       8.05%
   MINING FINANCE                                                       7.68%

--------------------------------------------------------------------------------
 GOLD FUNDS
--------------------------------------------------------------------------------


GOLD SHARES FUND

--------------------------------------------------------------------------------
 TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
--------------------------------------------------------------------------------
   MERIDIAN GOLD, INC.                                                 20.27%
     GOLD MINING - NORTH AMERICA
   --------------------------------------------------------------------------
   GETCHELL GOLD CORP.                                                 13.02%
     GOLD MINING - NORTH AMERICA
   --------------------------------------------------------------------------
   DELTA GOLD, NL                                                       7.18%
     GOLD MINING - NORTH AMERICA
   --------------------------------------------------------------------------
   BARRICK GOLD CORP.                                                   6.32%
     GOLD MINING - NORTH AMERICA
   --------------------------------------------------------------------------
   GOLD FIELDS LTD.                                                     6.13%
     GOLD MINING - AFRICA
   --------------------------------------------------------------------------
   CAMBIOR, INC.                                                        5.63%
     GOLD MINING - NORTH AMERICA
   --------------------------------------------------------------------------
   ACACIA RESOURCES                                                     5.35%
     GOLD MINING - AUSTRALIA
   --------------------------------------------------------------------------
   PLACER DOME, INC.                                                    4.90%
     GOLD MINING - NORTH AMERICA
   --------------------------------------------------------------------------
   NEWMONT MINING CORP.                                                 4.06%
     GOLD MINING - NORTH AMERICA
   --------------------------------------------------------------------------
   ASHANTI GOLDFIELDS                                                   2.13%
     GOLD MINING - NORTH AMERICA
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 TOP 3 INDUSTRIES BASED ON TOTAL INVESTMENTS
--------------------------------------------------------------------------------

   GOLD MINING - NORTH AMERICA                                         68.87%
   GOLD MINING - AUSTRALIA                                             15.57%
   GOLD MINING - AFRICA                                                11.58%

U.S. TREASURY SECURITIES CASH FUND
------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                          December 31, 1998
------------------------------------------------------------------------------------
UNITED STATES
GOVERNMENT                            COUPON   MATURITY    PRINCIPAL
OBLIGATIONS 67.10%                     RATE      DATE       AMOUNT         VALUE

UNITED STATES TREASURY BILLS 20.45%
------------------------------------------------------------------------------------
                               Yield   3.99%   02/11/99  $ 20,000,000   $ 19,912,389
                               Yield   4.19%   03/04/99    20,000,000     19,855,122
                                                                        ------------
                                                                          39,767,511
UNITED STATES TREASURY NOTES 46.65%
------------------------------------------------------------------------------------
                                       6.25%   03/31/99    25,000,000     25,076,431
                                       7.00%   04/15/99    15,000,000     15,094,627
                                      6.375%   04/30/99    25,000,000     25,149,508
                                      9.125%   05/15/99    25,000,000     25,391,465
                                                                        ------------
                                                                          90,712,031

------------------------------------------------------------------------------------
TOTAL UNITED STATES GOVERNMENT OBLIGATIONS                               130,479,542
------------------------------------------------------------------------------------
  (cost $130,479,542)
REPURCHASE AGREEMENTS 32.52%

Joint Tri-Party Repurchase
  Agreements, 12/31/98,
  collateralized by U.S.
  Treasury securities held in
  joint tri-party repurchase
  accounts:

4.90% Donaldson, Lufkin &
  Jenrette, Inc., repurchase
  price $43,249,565                    4.90%   01/04/99    43,243,679     43,243,679

4.90% PaineWebber, Inc.,
  repurchase price $20,010,889         4.90%   01/04/99    20,000,000     20,000,000

------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                               63,243,679
------------------------------------------------------------------------------------
  (cost $63,243,679)

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.62%                                                 193,723,221
------------------------------------------------------------------------------------
  (cost $193,723,221)

Other assets and liabilities,                                                745,860
  net 0.38%                                                             ------------

NET ASSETS 100%                                                         $194,469,081
                                                                        ------------

See notes to portfolios of investments.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
-----------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         December 31, 1998
-----------------------------------------------------------------------------------
GOVERNMENT AND AGENCY                COUPON   MATURITY    PRINCIPAL
OBLIGATIONS 99.70%                    RATE      DATE       AMOUNT          VALUE

FEDERAL FARM CREDIT BANK 26.16%
-----------------------------------------------------------------------------------
Discount Notes:
                               Yield  4.56%   01/04/99  $ 50,000,000   $ 50,000,000
                               Yield  5.16%   01/25/99    21,840,000     21,775,153
                               Yield  5.21%   02/05/99     7,506,000      7,470,668
                               Yield  4.98%   02/19/99       200,000        198,745
                               Yield  4.75%   08/27/99     4,000,000      3,877,800
                               Yield  4.75%   08/30/99       190,000        184,109
                               Yield  4.71%   11/24/99        83,000         79,526
                               Yield  4.71%   12/23/99    10,000,000      9,544,042

Variable Rates:
                                      4.73%   09/17/99    25,000,000     25,000,000
                                      5.29%   10/01/99    25,000,000     25,000,000
                                      4.90%   12/01/99    10,000,000     10,000,000

Fixed Rates:
                                      4.85%   02/01/99     6,800,000      6,797,491
                                      5.50%   02/01/99     1,000,000      1,000,035
                                      5.48%   03/01/99    10,000,000     10,011,641
                                      5.79%   03/01/99        91,304         91,399
                                      5.38%   03/02/99     5,850,000      5,847,906
                                      5.58%   03/04/99     6,000,000      6,003,904
                                      7.55%   03/25/99       370,000        372,000
                                      5.16%   04/01/99    15,100,000     15,107,867
                                      5.50%   04/01/99       155,000        155,163
                                      6.21%   06/03/99       500,000        502,581
                                      6.53%   06/07/99       250,000        251,644
                                      6.47%   06/28/99     1,025,000      1,029,010
                                      5.55%   07/01/99       750,000        752,968
                                      5.50%   08/03/99    10,000,000      9,995,028
                                      6.30%   08/09/99       100,000        100,916
                                      7.13%   08/26/99        80,000         81,201
                                      6.06%   09/08/99       500,000        503,375
                                      8.65%   10/01/99       150,000        154,194
                                      6.13%   10/22/99       150,000        151,615
                                      6.65%   11/12/99       110,000        111,462
                                                                       ------------
                                                                        212,151,443
FEDERAL HOME LOAN BANK 64.66%
-----------------------------------------------------------------------------------
Discount Notes:
                               Yield  4.42%   01/04/99    82,705,000     82,705,000
                               Yield  5.38%   01/06/99     4,175,000      4,173,768
                               Yield  4.81%   01/11/99    10,900,000     10,889,954
                               Yield  5.20%   01/13/99     4,805,000      4,798,839

                                                                                 33

U.S. GOVERNMENT SECURITIES SAVINGS FUND
-----------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         December 31, 1998
-----------------------------------------------------------------------------------

UNITED STATES
GOVERNMENT AND                       COUPON   MATURITY    PRINCIPAL
AGENCY OBLIGATIONS                    RATE      DATE       AMOUNT         VALUE

FEDERAL HOME LOAN BANK (CONT'D)
-----------------------------------------------------------------------------------
                               Yield  5.12%   01/15/99  $  1,207,000   $  1,205,138
                               Yield  4.90%   01/20/99    20,365,000     20,321,239
                               Yield  4.87%   01/22/99    12,450,000     12,420,124
                               Yield  5.22%   01/27/99     1,160,000      1,156,183
                               Yield  5.12%   01/29/99       958,000        954,640
                               Yield  5.13%   02/04/99       155,000        154,325
                               Yield  4.99%   02/09/99       100,000         99,508
                               Yield  5.10%   02/12/99     7,237,000      7,197,548
                               Yield  4.95%   02/17/99    25,000,000     24,850,889
                               Yield  5.08%   02/19/99     1,335,000      1,326,454
                               Yield  5.12%   02/24/99     1,880,000      1,866,550
                               Yield  5.11%   03/01/99       108,000        107,153
                               Yield  5.02%   03/12/99       322,000        319,033
                               Yield  5.07%   03/25/99       153,000        151,300
                               Yield  4.65%   04/14/99     6,422,000      6,340,216
                               Yield  4.63%   04/16/99     6,262,000      6,182,732
                               Yield  4.89%   04/21/99     1,533,000      1,511,038
                               Yield  4.88%   04/30/99    10,000,000      9,845,011
                               Yield  4.85%   05/05/99       691,000        679,898
                               Yield  4.87%   05/11/99       198,000        194,647
                               Yield  4.87%   05/12/99       191,000        187,740
                               Yield  4.61%   05/14/99       117,000        115,078
                               Yield  4.84%   05/26/99       853,000        836,951
                               Yield  4.86%   05/28/99     8,336,000      8,176,282
                               Yield  4.81%   07/12/99     2,000,000      1,950,198

Variable Rates:
                                      4.90%   03/10/99     5,000,000      4,998,935
                                      5.07%   03/26/99    29,000,000     28,997,748
                                      5.07%   04/01/99    10,000,000      9,998,382
                                      5.11%   04/09/99    10,000,000      9,999,194
                                      4.74%   06/02/99    25,000,000     24,991,843
                                      4.80%   10/13/99    25,000,000     25,000,000

Fixed Rates:
                                      5.87%   01/08/99       225,000        225,015
                                      5.41%   01/12/99        25,000         25,002
                                      5.40%   01/15/99        50,000         50,002
                                      5.39%   01/22/99     5,000,000      4,999,480
                                      5.11%   01/25/99        25,000         24,999
                                      5.58%   01/26/99     5,000,000      4,999,660
                                      5.93%   02/01/99        70,000         70,035
                                      5.59%   02/02/99        75,000         75,021
                                      5.44%   02/02/99     2,500,000      2,499,715
                                      5.60%   02/05/99       150,000        150,057
                                      6.09%   02/05/99     1,650,000      1,650,953
                                      5.42%   02/10/99     3,000,000      2,999,275

34

U.S. GOVERNMENT SECURITIES SAVINGS FUND
-----------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         December 31, 1998
-----------------------------------------------------------------------------------

UNITED STATES
GOVERNMENT AND                       COUPON   MATURITY    PRINCIPAL
AGENCY OBLIGATIONS                    RATE      DATE       AMOUNT         VALUE

FEDERAL HOME LOAN BANK (CONT'D)
-----------------------------------------------------------------------------------
                                      5.40%   02/23/99  $    200,000   $    200,070
                                      5.47%   02/24/99     5,000,000      5,000,000
                                      5.43%   02/25/99     1,000,000        999,855
                                      5.86%   02/26/99       130,000        130,147
                                      5.27%   03/01/99        85,000         85,010
                                      9.70%   03/03/99        25,000         25,181
                                      5.77%   03/08/99       500,000        500,589
                                      5.58%   03/11/99     7,500,000      7,501,205
                                      5.56%   03/16/99     5,000,000      4,999,962
                                      6.07%   03/17/99        85,000         85,164
                                      5.50%   03/19/99     5,000,000      4,998,470
                                      5.88%   03/19/99       470,000        470,323
                                      5.45%   03/24/99     5,000,000      5,004,033
                                      5.53%   03/25/99     6,000,000      6,005,925
                                      5.90%   03/29/99       115,000        115,219
                                      5.57%   04/07/99       350,000        350,458
                                      6.25%   04/12/99        20,000         20,063
                                      6.60%   04/13/99        40,000         40,163
                                      5.61%   04/27/99        20,000         20,035
                                      6.09%   04/30/99     3,000,000      3,006,750
                                      5.71%   05/05/99    15,000,000     15,047,629
                                      5.72%   05/06/99       475,000        475,132
                                      6.41%   05/07/99       400,000        401,963
                                      6.47%   05/10/99       200,000        201,039
                                      6.38%   05/17/99        15,000         15,030
                                      7.28%   05/18/99        65,000         65,542
                                      5.65%   05/19/99     4,330,000      4,331,055
                                      6.27%   06/02/99        20,000         20,116
                                      6.24%   06/04/99        15,000         15,020
                                      5.63%   06/15/99     6,265,000      6,283,482
                                      6.74%   06/17/99        25,000         25,210
                                      6.85%   06/24/99       125,000        126,160
                                      8.60%   06/25/99       450,000        457,811
                                      6.08%   06/30/99     1,000,000      1,005,261
                                      5.51%   07/06/99     4,000,000      4,011,120
                                      7.02%   07/06/99       720,000        728,031
                                      6.10%   07/07/99       100,000        100,679
                                      6.12%   07/08/99       100,000        100,697
                                      7.11%   07/08/99        10,000         10,117
                                      5.54%   07/13/99        25,000         25,106
                                      5.54%   07/15/99     5,305,000      5,304,150
                                      5.54%   07/15/99       400,000        401,314
                                      6.98%   07/26/99       100,000        101,229
                                      8.45%   07/26/99     1,955,000      1,990,869
                                      5.62%   08/03/99       500,000        502,009

                                                                           35

U.S. GOVERNMENT SECURITIES SAVINGS FUND
-----------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         December 31, 1998
-----------------------------------------------------------------------------------

UNITED STATES
GOVERNMENT AND                       COUPON   MATURITY    PRINCIPAL
AGENCY OBLIGATIONS                    RATE      DATE       AMOUNT         VALUE



FEDERAL HOME LOAN BANK (CONT'D)
-----------------------------------------------------------------------------------
                                      5.08%   08/12/99  $ 25,000,000   $ 24,990,788
                                      6.20%   08/20/99        60,000         60,541
                                      8.60%   08/25/99       200,000        204,612
                                      5.16%   09/22/99    10,000,000     10,015,478
                                      5.15%   09/30/99    15,000,000     14,999,712
                                      6.03%   10/01/99    14,000,000     14,107,083
                                      5.30%   10/06/99    10,000,000      9,999,706
                                      6.19%   10/15/99       120,000        121,308
                                      7.51%   10/18/99       300,000        306,329
                                      6.22%   10/20/99     1,000,000      1,011,029
                                      7.40%   10/20/99        30,000         30,613
                                      6.05%   10/25/99       100,000        101,028
                                      8.38%   10/25/99       500,000        513,506
                                      4.94%   10/27/99       380,000        379,904
                                      7.65%   10/28/99       205,000        209,570
                                      5.01%   10/29/99       150,000        150,000
                                      5.81%   11/04/99       495,000        498,849
                                      5.08%   11/09/99       275,000        275,000
                                      5.13%   11/17/99    16,710,000     16,709,432
                                      5.02%   12/09/99    15,000,000     14,995,646
                                      5.11%   12/14/99       880,000        880,000
                                                                       ------------
                                                                        524,337,279
STUDENT LOAN MARKETING ASSOCIATION 8.79%
-----------------------------------------------------------------------------------
Discount Notes:
                               Yield  1.01%   01/04/99     5,000,000      5,000,000
Variable Rates:
                                      4.85%   01/13/99     4,000,000      3,999,846
                                      5.34%   05/20/99     2,380,000      2,379,672
Fixed Rates:
                                      7.72%   01/25/99     1,000,000      1,001,133
                                      5.40%   02/10/99    10,085,000     10,084,027
                                      5.27%   02/25/99     2,000,000      1,999,597
                                      5.53%   03/04/99     5,000,000      5,000,000
                                      5.08%   04/01/99    10,000,000      9,999,081
                                      5.52%   06/10/99    10,219,000     10,243,178
                                      4.86%   08/02/99    10,000,000      9,984,149
                                      5.17%   10/06/99     6,450,000      6,449,810
                                      4.84%   10/27/99     5,092,000      5,091,331
                                                                       ------------
                                                                         71,231,824

36

U.S. GOVERNMENT SECURITIES SAVINGS FUND
-----------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         December 31, 1998
-----------------------------------------------------------------------------------

UNITED STATES
GOVERNMENT AND                       COUPON   MATURITY    PRINCIPAL
AGENCY OBLIGATIONS                    RATE      DATE       AMOUNT         VALUE


GOVERNMENT AGENCY BONDS 0.09%
-----------------------------------------------------------------------------------
Tennessee Valley Power
  Authority
  Series D                            8.38%   10/01/99  $    750,000   $    769,273
----------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.70%                                                808,489,819
-----------------------------------------------------------------------------------
  (cost $808,489,819)
Other assets and liabilities,
  net 0.30%                                                               2,411,585
                                                                       ------------

NET ASSETS 100%                                                        $810,901,404
                                                                       ------------

See notes to portfolios of investments.

NEAR-TERM TAX FREE FUND
-----------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         December 31, 1998
-----------------------------------------------------------------------------------
                                       COUPON    MATURITY   PRINCIPAL
MUNICIPAL BONDS 86.72%                  RATE       DATE      AMOUNT        VALUE

CALIFORNIA 2.28%
-----------------------------------------------------------------------------------
West Hollywood Certificates of
  Participation, Series A              12.00%    02/01/00   $ 170,000    $  174,429

CONNECTICUT 4.38%
-----------------------------------------------------------------------------------
Bridgeport Series A, GO                 6.00%    03/01/06     300,000       334,875

GEORGIA 4.24%
-----------------------------------------------------------------------------------
Columbus Water & Sewer Revenue          6.65%    05/01/09     300,000       324,375

ILLINOIS 2.34%
-----------------------------------------------------------------------------------
Chicago Water Revenue (ZCB)             0.00%    11/01/08     275,000       179,438

IOWA 4.29%
-----------------------------------------------------------------------------------
Finance Authority Hospital Facility
  Revenue                               5.15%    07/01/04     310,000       328,212

KANSAS 5.50%
-----------------------------------------------------------------------------------
Seward County School District #480      7.40%    09/01/03     370,000       421,337

NEBRASKA 3.61%
-----------------------------------------------------------------------------------
Nebraska Public Power District Revenue  5.70%    01/01/05     255,000       276,675

NEVADA 6.97%
-----------------------------------------------------------------------------------
Nevada State Municipal Bond Bank
  Project #51, Series A, GO             5.10%    01/01/08     250,000       262,500
Washoe County Gas & Water Facilities
  Revenue                               6.30%    12/01/14     250,000       270,937
                                                                         ----------
                                                                            533,437

NEW JERSEY 4.15%
-----------------------------------------------------------------------------------
Washington Township Board of
  Education, GO                         5.10%    02/01/08     300,000       318,000

OHIO 2.01%
-----------------------------------------------------------------------------------
Ohio State Building Authority           7.30%    03/01/02     150,000       153,950

OKLAHOMA 2.86%
-----------------------------------------------------------------------------------
University of Oklahoma Revenue         12.00%    03/01/00     200,000       218,750

PENNSYLVANIA 3.40%
-----------------------------------------------------------------------------------
Philadelphia Hospitals & Higher
  Education Revenue                     5.00%    05/15/03     250,000       260,000

38

NEAR-TERM TAX FREE FUND
-----------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         December 31, 1998
-----------------------------------------------------------------------------------
                                        COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS                          RATE      DATE       AMOUNT       VALUE
SOUTH CAROLINA 4.01%
-----------------------------------------------------------------------------------
Georgetown County Pollution Control
  Facilities Revenue, Series A          7.38%    06/15/05   $ 300,000    $  306,879

TEXAS 15.97%
-----------------------------------------------------------------------------------
Haltom City Tax Note:                   4.50%    02/01/99     185,000       185,142
                                        4.70%    02/01/00     195,000       197,042
Comal Independent School District:      4.75%    02/01/99     230,000       230,241
                                        4.90%    02/01/00     240,000       243,593
                                        5.00%    02/01/01     255,000       261,694
Harris County Revenue                  10.00%    10/01/99     100,000       104,936
                                                                         ----------
                                                                          1,222,648

UTAH 8.33%
-----------------------------------------------------------------------------------
Municipal Finance COOP Local
  Government Revenue                    6.40%    08/01/09     300,000       320,250
Weber County School District,
  Series A, GO                          5.15%    06/15/08     300,000       317,625
                                                                         ----------
                                                                            637,875

VIRGIN ISLANDS 4.02%
-----------------------------------------------------------------------------------
Virgin Islands Public Finance
  Authority Revenue                     5.00%    10/01/03     300,000       307,500

VIRGINIA 1.37%
-----------------------------------------------------------------------------------
Lynchburg Development Authority
  Revenue                               5.88%    09/01/13     100,000       104,750

WASHINGTON 4.22%
-----------------------------------------------------------------------------------
King County, Series A, GO,
  Pre-Refunded                          5.80%    12/01/06      40,000        43,350
King County, Series A, GO               5.80%    12/01/06     260,000       279,825
                                                                         ----------

                                                                            323,175

WISCONSIN 2.77%
-----------------------------------------------------------------------------------
State Health & Educational Facilities
  Revenue                               5.20%    06/01/05     200,000       212,000

-----------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                     6,638,305
-----------------------------------------------------------------------------------
  (cost $6,475,233)

                                                                              39


NEAR-TERM TAX FREE FUND
-----------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         December 31, 1998
-----------------------------------------------------------------------------------
REPURCHASE                             COUPON    MATURITY   PRINCIPAL
AGREEMENT 11.97%                        RATE       DATE      AMOUNT        VALUE

Joint Tri-Party Repurchase Agreement,
  Donaldson, Lufkin & Jenrette,
  12/31/98, 4.90%, repurchase price
  $917,065, collateralized by U.S.
  Treasury securities held in a joint
  tri-party repurchase account
  (cost $916,566)                       4.90%    01/04/99   $ 916,566    $  916,566

-----------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.69%                                                  7,554,871
-----------------------------------------------------------------------------------
  (cost $7,391,799)
Other assets and liabilities, net
  1.31%                                                                     100,276
                                                                         ----------

NET ASSETS 100%                                                          $7,655,147
                                                                         ----------

See notes to portfolios of investments.

TAX FREE FUND
-----------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         December 31, 1998
-----------------------------------------------------------------------------------
                                       COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS 96.12%                  RATE      DATE       AMOUNT        VALUE

CONNECTICUT 2.35%
-----------------------------------------------------------------------------------
Connecticut State Development
  Authority Water Facility Revenue,
  Refunding                             7.25%   06/01/20   $ 500,000    $   529,375

FLORIDA 3.51%
-----------------------------------------------------------------------------------
Florida Board of Education Capital
  Outlay GO Unlimited Tax, Refunding,
  Series A                             6.625%   06/01/07     700,000        791,000

HAWAII 1.88%
-----------------------------------------------------------------------------------
Hawaii State Department of Budget and
  Finance                               6.00%   07/01/19     400,000        423,500

ILLINOIS 12.13%
-----------------------------------------------------------------------------------
Boone McHenry and Dekalb Counties
  Community Unit School District
  (ZCB)                                 0.00%   12/01/08   1,000,000        647,500
Du Page County, Refunding               5.60%   01/01/21     490,000        532,262
Illinois Development Financing
  Authority Revenue, Series B           6.25%   09/01/17     250,000        270,313
Illinois Health Facility Authority
  Revenue, Series A                     6.80%   01/01/22     400,000        429,000
Illinois Regional Transportation
  Authority Revenue, Series A           7.20%   11/01/20     250,000        323,125
Lake County School District,
  Refunding                            5.375%   01/01/11     500,000        528,750
                                                                        -----------
                                                                          2,730,950

INDIANA 4.78%
-----------------------------------------------------------------------------------
Fort Wayne Water Works, Revenue         4.75%   12/01/10     500,000        508,125
Indiana Health Facility Finance
  Authority Revenue, Series A           5.75%   08/01/08     540,000        569,025
                                                                        -----------
                                                                          1,077,150

MASSACHUSETTS 2.44%
-----------------------------------------------------------------------------------
Massachusetts State Health &
  Educational Facilities Authority
  Revenue, Refunding, Issue A           7.10%   07/01/21     500,000        550,000

MICHIGAN 8.34%
-----------------------------------------------------------------------------------
Allegan Public School District          5.10%   05/01/18     580,000        580,725
Belding Area Schools                    5.00%   05/01/18     390,000        388,050
Lincoln School District                 5.00%   05/01/13     400,000        406,500
Michigan State Hospital Finance
  Authority Revenue                     4.90%   05/15/13     500,000        501,875
                                                                        -----------
                                                                          1,877,150

                                                                              41


TAX FREE FUND
-----------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         December 31, 1998
-----------------------------------------------------------------------------------

                                       COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS                         RATE      DATE       AMOUNT        VALUE

MISSISSIPPI 1.84%
-----------------------------------------------------------------------------------
Vicksburg Leased Housing Corp.
  Housing Revenue, Refunding,
  Series A                             6.125%   02/15/22   $ 400,000    $   414,000

NEVADA 4.01%
-----------------------------------------------------------------------------------
Clark County Las Vegas Convention &
  Visitors Authority, GO Limited Tax    5.50%   07/01/17     870,000        903,712

NEW JERSEY 2.93%
-----------------------------------------------------------------------------------
Galloway Township                       4.50%   12/15/09     650,000        658,938

NORTH CAROLINA 3.27%
-----------------------------------------------------------------------------------
North Carolina Eastern Municipal
  Power Agency Revenue, Refunding,
  Series A                              5.60%   01/01/10     675,000        735,750

OHIO 2.26%
-----------------------------------------------------------------------------------
Olentangy Local School District,
  GO Limited Tax, Series A              6.25%   12/01/15     240,000        266,700
South Euclid Special Assessment,
  GO Limited                            6.70%   12/01/14     200,000        243,250
                                                                        -----------
                                                                            509,950

OKLAHOMA 2.21%
-----------------------------------------------------------------------------------
Oklahoma Agriculture & Mechanical
  Colleges Revenue                      5.00%   07/01/18     500,000        498,750

PENNSYLVANIA 1.17%
-----------------------------------------------------------------------------------
Chester County Health & Educational
  Facilities Authority Revenue          5.00%   05/15/08     250,000        263,437

RHODE ISLAND 4.66%
-----------------------------------------------------------------------------------
North Providence GO Unlimited Tax,
  Series A                              6.05%   07/01/13     500,000        562,500
Providence Public Building Authority
  Revenue, Series B                     7.25%   12/15/10     450,000        486,000
                                                                        -----------
                                                                          1,048,500

SOUTH CAROLINA 2.18%
-----------------------------------------------------------------------------------
South Carolina Jobs Economic
  Development Authority Revenue         5.00%   11/01/23     500,000        491,250

TENNESSEE 1.28%
-----------------------------------------------------------------------------------
State Development Authority Revenue,
  Series 1992                           7.00%   10/01/11     265,000        288,519

42


TAX FREE FUND
-----------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         December 31, 1998
-----------------------------------------------------------------------------------
                                       COUPON   MATURITY   PRINCIPAL
MUNICIPAL BONDS                         RATE      DATE      AMOUNT         VALUE

TEXAS 19.77%
-----------------------------------------------------------------------------------
Austin General Obligation               5.00%   09/01/16   $ 565,000    $   569,237
Carroll Independent School District     5.00%   02/15/20     500,000        496,250
Clear Lake City Independent School
  District                              5.00%   03/01/18     500,000        495,625
Conroe Independent School District      5.10%   02/15/21     325,000        324,594
De Soto Independent School District    5.125%   08/15/23     500,000        498,240
Lindale Independent School District     5.00%   02/15/14     570,000        575,700
Lubbock Independent School District     5.00%   02/15/14     300,000        308,625
San Antonio Electric & Gas              5.00%   02/01/18     500,000        498,125
Victoria Independent School District    5.00%   02/15/19     500,000        496,875
Wichita Falls Independent School
  District                             4.625%   08/01/18     200,000        188,750
                                                                        -----------
                                                                          4,452,021

VIRGINIA 1.97%
-----------------------------------------------------------------------------------
State Housing Development Authority
  Multifamily Revenue, Series E         5.90%   11/01/17     425,000        444,125

WASHINGTON 3.74%
-----------------------------------------------------------------------------------
King & Snohomish Counties' School
  District                              5.00%   06/15/10     500,000        518,125
Seattle Indian Services Revenue,
  Refunding                             6.50%   11/01/17     305,000        324,444
                                                                        -----------
                                                                            842,569

WEST VIRGINIA 5.62%
-----------------------------------------------------------------------------------
Berkeley County Hospital Revenue,
  Refunding                             6.50%   11/01/09     115,000        123,050
                                        6.50%   11/01/22     280,000        297,150
West Virginia State Housing
  Development Revenue, Series A         6.05%   05/01/27     790,000        845,300
                                                                        -----------
                                                                          1,265,500

WYOMING 3.78%
-----------------------------------------------------------------------------------
Wyoming Building Authority              5.25%   05/01/18     480,000        486,600
Wyoming Community Development
  Authority, Series A                   6.10%   06/01/33     350,000        364,000
                                                                        -----------
                                                                            850,600

-----------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                    21,646,746
-----------------------------------------------------------------------------------
  (cost $20,840,565)

                                                                              43


TAX FREE FUND
-----------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                         December 31, 1998
-----------------------------------------------------------------------------------

REPURCHASE                             COUPON   MATURITY   PRINCIPAL
AGREEMENT 5.37%                         RATE      DATE       AMOUNT        VALUE

Joint Tri-Party Repurchase Agreement,
  Donaldson, Lufkin & Jenrette,
  12/31/98, 4.90%, repurchase price
  $1,210,680, collateralized by U.S.
  Treasury securities held in a joint
  tri-party repurchase account
  (cost $1,210,021)                     4.90%   01/04/99   $1,210,021   $ 1,210,021

-----------------------------------------------------------------------------------
TOTAL INVESTMENTS 101.49%                                                22,856,767
-----------------------------------------------------------------------------------
  (cost $22,050,586)
Other assets and liabilities, net
  (1.49)%                                                                  (335,189)
                                                                        -----------

NET ASSETS 100%                                                         $22,521,578
                                                                        -----------

See notes to portfolios of investments.

INCOME FUND
---------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                             December 31, 1998
---------------------------------------------------------------------------------------

COMMON STOCKS 82.60%                                          SHARES           VALUE
BANKS 3.63%
---------------------------------------------------------------------------------------
Bank One Corp.                                                 1,500        $    76,594
Citigroup, Inc.                                                3,000            148,500
F N B Corp.                                                    2,500             70,625
Mellon Bank Corp.                                              1,000             68,750
Wells Fargo & Co.                                              1,000             39,937
                                                                            -----------
                                                                                404,406

CHEMICAL & PHARMACEUTICALS 2.54%
---------------------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                                       3,000            169,875
Warner-Lambert Co.                                             1,500            112,781
                                                                            -----------
                                                                                282,656

ELECTRIC SERVICES 12.34%
---------------------------------------------------------------------------------------
Baltimore Gas & Electric Co.                                   3,000             92,625
Central & South West Corp.                                     5,000            137,187
DQE, Inc.                                                      4,000            175,750
Houston Industries                                             4,000            128,500
PECO Energy Co.                                                4,500            187,313
Public Service Enterprise Group                                4,500            180,000
Southern Co.                                                   4,500            130,781
Texas Utilities                                                4,500            210,094
Western Resources, Inc.                                        4,000            133,000
                                                                            -----------
                                                                              1,375,250

FINANCIAL SERVICES 3.93%
---------------------------------------------------------------------------------------
Dun & Bradstreet Corp.                                         4,000            126,250
Fannie Mae                                                     1,200             88,800
J.P. Morgan & Co.                                              1,000            105,062
Waddell & Reed Financial Inc., Class A                         5,000            118,438
                                                                            -----------
                                                                                438,550

FOOD & BEVERAGES 2.88%
---------------------------------------------------------------------------------------
H.J. Heinz Co.                                                 3,500            198,188
PepsiCo, Inc.                                                  3,000            122,812
                                                                            -----------
                                                                                321,000

HEALTHCARE 0.56%
---------------------------------------------------------------------------------------
American Health Properties, Inc.                               3,000             61,875

INSTRUMENTS 3.03%
---------------------------------------------------------------------------------------
Baxter International, Inc.                                     2,000            128,625
Flowserve Corp.                                                6,000             99,375
Martin Industries, Inc.                                       40,000            110,000
                                                                            -----------
                                                                                338,000

                                                                              45

INCOME FUND
---------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                             December 31, 1998
---------------------------------------------------------------------------------------

COMMON STOCKS                                                SHARES           VALUE
INSURANCE 0.68%
---------------------------------------------------------------------------------------
Conseco, Inc.                                                  2,500        $    76,406

MANUFACTURING 2.37%
---------------------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                                        20,000            217,500
US Industries, Inc.                                            2,500             46,562
                                                                            -----------
                                                                                264,062

MOTOR VEHICLES 1.58%
---------------------------------------------------------------------------------------
Ford Motor Co.                                                 3,000            176,062

NATURAL GAS TRANSMISSION & DISTRIBUTION 6.62%
---------------------------------------------------------------------------------------
AGL Resources, Inc.                                            5,300            122,231
Consolidated Natural Gas Co.                                   3,000            162,000
MCN Energy Group, Inc.                                         4,000             76,250
New Jersey Resources Corp.                                     5,000            197,500
Peoples Energy                                                 4,500            179,437
                                                                            -----------
                                                                                737,418

OIL & GAS EXTRACTION 1.79%
---------------------------------------------------------------------------------------
Enron Corp.                                                    3,500            199,719

PETROCHEMICAL & COAL PRODUCTS 1.28%
---------------------------------------------------------------------------------------
Lyondell Petrochemical Co.                                     7,923            142,614

PETROLEUM REFINING 3.99%
---------------------------------------------------------------------------------------
Chevron Corp.                                                  1,500            124,406
Exxon Corp.                                                    2,000            146,250
Mobil Corp.                                                    2,000            174,250
                                                                            -----------
                                                                                444,906

PHOTOGRAPHY 2.76%
---------------------------------------------------------------------------------------
Eastman Kodak                                                  1,000             72,000
Xerox Corp.                                                    2,000            236,000
                                                                            -----------
                                                                                308,000

PUBLISHING 0.62%
---------------------------------------------------------------------------------------
Hollinger International, Inc., Class A                         5,000             69,688

46

INCOME FUND
---------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                             December 31, 1998
---------------------------------------------------------------------------------------

COMMON STOCKS                                                SHARES           VALUE
REAL ESTATE INVESTMENT TRUSTS 3.98%
---------------------------------------------------------------------------------------
Amresco Capital Trust, Inc.                                   10,000        $    95,000
Camden Properties Trust                                        4,000            104,000
Equity Resident Property Trust                                 2,500            101,094
Essex Property Trust, Inc.                                     3,000             89,250
Walden Residential Properties                                  2,500             54,375
                                                                            -----------
                                                                                443,719

RESTAURANTS 0.55%
---------------------------------------------------------------------------------------
Luby's Cafeterias, Inc.                                        4,000             61,750

SHIPPING 0.47%
---------------------------------------------------------------------------------------
Knightsbridge Tankers, Ltd.                                    2,500             52,031

STEEL 0.52%
---------------------------------------------------------------------------------------
USX-US Steel Group                                             2,500             57,500

TELECOMMUNICATIONS 22.42%
---------------------------------------------------------------------------------------
AT&T Corp.                                                     2,000            150,500
Bell Atlantic Corp.                                            5,304            281,112
Century Telephone Enterprises                                  4,000            270,000
Frontier Corp.                                                 6,500            221,000
GTE Corp.                                                      3,500            227,500
Lucent Technologies, Inc.                                      2,500            275,000
SBC Communications, Inc.                                       4,000            214,500
Sprint Corp. PCS Group                                         1,500             34,688
Sprint Corp.                                                   3,000            252,375*
Tele-Communications, Inc., Class A                             2,000            110,625*
Telefonica de Espana, S.A., ADR                                1,020            138,083
US West, Inc.                                                  5,000            323,125
                                                                            -----------
                                                                              2,498,508

TOBACCO 4.06%
---------------------------------------------------------------------------------------
Philip Morris, Inc.                                            3,750            200,625
RJR Nabisco Holdings Corp.                                     8,500            252,344
                                                                            -----------
                                                                                452,969

---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                           9,207,089
---------------------------------------------------------------------------------------
  (cost $6,781,924)


PREFERRED STOCKS 5.41%

ELECTRIC SERVICES 1.60%
---------------------------------------------------------------------------------------
Duke Energy Capital Trust, 7.20%                               7,000            178,500


                                                                              47

INCOME FUND
---------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                             December 31, 1998
---------------------------------------------------------------------------------------

PREFERRED STOCKS                                              SHARES           VALUE
REAL ESTATE INVESTMENT TRUSTS 3.16%
---------------------------------------------------------------------------------------
First Industrial Realty, 7.90%, Series E                       2,500        $    53,450
Fleet Capital Trust, 7.05%, Series III                         7,000            172,410
Public Storage, Inc., 8.875% Series G                          5,000            126,250
                                                                            -----------
                                                                                352,110

TELECOMMUNICATIONS 0.65%
---------------------------------------------------------------------------------------
Telebras Holders, ADR                                          1,000             72,688

---------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS                                                          603,298
---------------------------------------------------------------------------------------
  (cost $628,975)

WRITTEN OPTIONS -0.28%                                        CONTRACTS
TELECOMMUNICATIONS
---------------------------------------------------------------------------------------
Lucent Technologies, Call, Strike Price 110,
  Expiration January 1999 (premium $(3,595))                     (10)            (4,375)
Lucent Technologies, Call, Strike Price 100,
  Expiration April 1999 (premium $(5,767))                       (15)           (26,438)

---------------------------------------------------------------------------------------
TOTAL WRITTEN OPTIONS                                                           (30,813)
---------------------------------------------------------------------------------------
  (cost $(9,362))

                                                          PRINCIPAL
CONVERTIBLE SECURITIES 1.66%                               AMOUNT
GOLD AND SILVER MINING
---------------------------------------------------------------------------------------
Ashanti Capital, Ltd. Exchangeable Note, 5.50%,
  03/15/03 exchangeable at maturity into Shares or
  Global Depository Shares of Ashanti Goldfields
  Company Limited                                         $  203,750            185,000

---------------------------------------------------------------------------------------
TOTAL CONVERTIBLE SECURITIES                                                    185,000
---------------------------------------------------------------------------------------
  (cost $203,750)

CORPORATE BONDS 3.01%

BANKS 2.22%
---------------------------------------------------------------------------------------
Korea Development Bank, 7.00%, 7/15/99                       250,000            247,188

INSTRUMENTS 0.79%
---------------------------------------------------------------------------------------
Weirton Steel, 10.75%, 6/1/05                                100,000             88,000

---------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                           335,188
---------------------------------------------------------------------------------------
  (cost $351,544)

48


INCOME FUND
---------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                             December 31, 1998
---------------------------------------------------------------------------------------

                                                           PRINCIPAL
REPURCHASE AGREEMENT 7.30%                                  AMOUNT             VALUE

Joint Tri-Party Repurchase Agreement, Donaldson,
  Lufkin & Jenrette, 12/31/98, 4.90% due 1/4/99,
  repurchase price $813,579, collateralized by U.S.
  Treasury securities held in a joint tri-party
  repurchase account (cost $813,136)                      $  813,136        $   813,136

---------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.70%                                                     11,112,898
---------------------------------------------------------------------------------------
  (cost $8,769,967)
Other assets and liabilities, net 0.30%                                          33,465
                                                                            -----------

NET ASSETS 100%                                                             $11,146,363
                                                                            -----------


See notes to portfolios of investments.

ALL AMERICAN EQUITY FUND
-----------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                               December 31, 1998
-----------------------------------------------------------------------------------------
COMMON STOCKS 86.10%                                          SHARES             VALUE
AIRCRAFT & AEROSPACE 0.65%
-----------------------------------------------------------------------------------------
Allied Signal, Inc.                                              2,200        $    97,488
The Boeing Co.                                                   2,950             96,244
Raytheon Company, Class A                                          191              9,872
Rockwell International Corp.                                     2,000             97,125
                                                                              -----------
                                                                                  300,729

APPAREL 0.66%
-----------------------------------------------------------------------------------------
Tommy Hilfiger                                                   5,100            306,000*

BANKS 4.16%
-----------------------------------------------------------------------------------------
Banc One Corp.                                                   6,436            328,638
BankAmerica Corp.                                               11,358            682,900
Chase Manhattan Corp.                                            6,000            408,375
Citigroup, Inc.                                                 10,500            519,750
                                                                              -----------
                                                                                1,939,663

BEVERAGES 3.64%
-----------------------------------------------------------------------------------------
Anheuser Busch Co.                                               2,000            131,250
Coca-Cola Co.                                                   13,000            869,375
PepsiCo, Inc.                                                   17,000            695,937
                                                                              -----------
                                                                                1,696,562

BROADCAST/MEDIA 2.20%
-----------------------------------------------------------------------------------------
Liberty Media Group, Class A                                     1,237             56,979*
MediaOne Group, Inc.                                             1,800             84,600*
Tele-Communications, Class A                                    14,000            774,375*
Viacom, Inc., Class A                                            1,500            110,344*
                                                                              -----------
                                                                                1,026,298

BUSINESS SERVICES 1.95%
-----------------------------------------------------------------------------------------
Billing Concepts Corp.                                          27,000            297,000*
Cendant Corp.                                                   22,000            419,375
Dun & Bradstreet Corp.                                           2,000             63,125
Gartner Group                                                    6,000            127,500*
                                                                              -----------
                                                                                  907,000

CHEMICALS 0.92%
-----------------------------------------------------------------------------------------
Dow Chemical Co.                                                 1,000             90,937
E.I. Du Pont de Nemours & Co.                                    6,400            339,600
                                                                              -----------
                                                                                  430,537

50

ALL AMERICAN EQUITY FUND
-----------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                               December 31, 1998
-----------------------------------------------------------------------------------------

COMMON STOCKS                                                   SHARES           VALUE
COMPUTER & OFFICE EQUIPMENT 5.21%
-----------------------------------------------------------------------------------------
Apple Computer, Inc.                                             4,000        $   163,750*
Cisco Systems, Inc.                                              6,750            626,484*
COMPAQ Computer Corp.                                            5,000            209,687
Hewlett-Packard Co.                                              4,000            273,250
IBM Corp.                                                        5,600          1,034,600
Minnesota Mining & Manufacturing Co.                             1,700            120,913
                                                                              -----------
                                                                                2,428,684

DATA PROCESSING & SOFTWARE 6.89%
-----------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                  1,000             80,188
ChoicePoint, Inc.                                                3,000            193,500*
Computer Associates International                                5,000            213,125
First Data Corp.                                                 5,000            158,437
Microsoft Corp.                                                 15,200          2,108,050*
National Data Corp.                                              3,000            146,063
Oracle Corp.                                                     7,212            311,017*
                                                                              -----------
                                                                                3,210,380

ELECTRIC UTILITY 0.12%
-----------------------------------------------------------------------------------------
P G & E Corp.                                                    1,700             53,550

ELECTRONICS & COMPONENTS 2.90%
-----------------------------------------------------------------------------------------
Emerson Electric Co.                                             1,800            108,900
Intel Corp.                                                      8,400            995,925
Motorola, Inc.                                                   4,000            244,250
                                                                              -----------
                                                                                1,349,075

ENTERTAINMENT 1.11%
-----------------------------------------------------------------------------------------
The Walt Disney Co.                                             11,100            333,000
Time Warner, Inc.                                                3,000            186,187
                                                                              -----------
                                                                                  519,187

FINANCIAL SERVICES 7.71%
-----------------------------------------------------------------------------------------
American Express Co.                                             4,000            409,000
Associates First Capital Corp., Class A                          1,096             46,443
Conseco, Inc.                                                   11,500            351,469
Fannie Mae                                                      18,000          1,332,000
Federated Investors, Inc. Class B                               12,100            219,313
Freddie Mac                                                      5,800            373,737
J.P. Morgan & Co., Inc.                                          1,200            126,075
MBIA, Inc.                                                       5,000            327,812
Pilgrim America Capital Corp.                                   10,000            250,000*
Washington Mutual, Inc.                                          4,000            152,750
                                                                              -----------
                                                                                3,588,599

                                                                              51


ALL AMERICAN EQUITY FUND
-----------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                               December 31, 1998
-----------------------------------------------------------------------------------------

COMMON STOCKS                                                   SHARES           VALUE
FOOD 0.63%
-----------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                       2,430        $    41,766
H.J. Heinz Co.                                                   1,500             84,938
Kellogg Co.                                                      1,800             61,425
Sara Lee Corp.                                                   3,800            107,112
                                                                              -----------
                                                                                  295,241

FUNERAL SERVICES 0.89%
-----------------------------------------------------------------------------------------
Equity Corp. International                                      14,000            371,875*
Loewen Group, Inc.                                               5,000             42,188
                                                                              -----------
                                                                                  414,063

HEALTHCARE & EQUIPMENT 3.06%
-----------------------------------------------------------------------------------------
American Med Security Group                                      7,000            100,187
Columbia/HCA Healthcare Corp.                                    3,600             89,100
Guidant Corp.                                                      704             77,616
Humana, Inc.                                                     9,000            160,312*
Johnson & Johnson Co.                                           10,000            838,750
Prime Medical Services, Inc.                                     5,000             36,563*
United Wisconsin Services                                        7,000             60,813
Veterinary Centers, Inc.                                         3,000             59,813*
                                                                              -----------
                                                                                1,423,154

HOUSEHOLD APPLIANCES 3.51%
-----------------------------------------------------------------------------------------
General Electric Co.                                            16,000          1,633,000

HOUSEHOLD PRODUCTS 2.29%
-----------------------------------------------------------------------------------------
Colgate Palmolive                                                1,400            130,025
Gillette Co.                                                     2,800            135,275
Helen of Troy                                                   11,000            161,563*
Proctor & Gamble Co.                                             7,000            639,187
                                                                              -----------
                                                                                1,066,050

INSURANCE 3.35%
-----------------------------------------------------------------------------------------
Allstate Corp.                                                   6,594            254,693
American Annuity Group, Inc.                                     9,700            223,100
American International Group                                     8,500            821,313
Hartford Financial Services Group, Inc.                          4,800            263,400
                                                                              -----------
                                                                                1,562,506

INVESTMENT TRUSTS 1.06%
-----------------------------------------------------------------------------------------
Standard & Poor's 500 Depositary Receipts                        4,000            492,125

52

ALL AMERICAN EQUITY FUND
-----------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                               December 31, 1998
-----------------------------------------------------------------------------------------

COMMON STOCKS                                                   SHARES          VALUE
MACHINERY 0.32%
-----------------------------------------------------------------------------------------
Caterpillar, Inc.                                                3,200        $   147,200

MOTOR VEHICLES & PARTS 1.34%
-----------------------------------------------------------------------------------------
Autozone, Inc.                                                   3,000             98,813*
Ford Motor Co.                                                   4,000            234,750
General Motors Corp.                                             3,000            214,687
ITT Industries, Inc.                                               400             15,900
Lo-Jack Corp.                                                    5,000             59,375*
                                                                              -----------
                                                                                  623,525

OFFICE EQUIPMENT 0.30%
-----------------------------------------------------------------------------------------
Xerox Corp.                                                      1,200            141,600

OIL & GAS EXTRACTION 0.41%
-----------------------------------------------------------------------------------------
Atlantic Richfield Co.                                           1,200             78,300
Enron Corp.                                                      2,000            114,125
                                                                              -----------
                                                                                  192,425

PETROLEUM REFINING 3.31%
-----------------------------------------------------------------------------------------
AMOCO Corp.                                                      3,400            205,275
Chevron Corp.                                                    2,600            215,637
Exxon Corp.                                                      5,800            424,125
Mobil Corp.                                                      2,000            174,250
Phillips Petroleum Co.                                           1,100             46,888
Royal Dutch Petroleum                                            3,600            172,350
Texaco, Inc.                                                     4,000            211,500
Williams Companies, Inc.                                         3,000             93,563
                                                                              -----------
                                                                                1,543,588

PHARMACEUTICALS 9.63%
-----------------------------------------------------------------------------------------
Abbott Laboratories                                              6,000            294,000
American Home Products                                           4,400            247,775
Baxter International, Inc.                                       1,100             70,744
Biogen, Inc.                                                     1,000             83,000*
Bristol-Myers Squibb Co.                                         3,400            454,963
Eli Lilly & Co.                                                  6,396            568,444
Merck & Co., Inc.                                                7,000          1,033,812
Pfizer, Inc.                                                     7,800            978,412
Schering-Plough Corp.                                            9,600            530,400
Warner-Lambert Co.                                               3,000            225,563
                                                                              -----------
                                                                                4,487,113

PHOTOGRAPHY 0.51%
-----------------------------------------------------------------------------------------
Eastman Kodak Co.                                                3,300            237,600

                                                                              53

ALL AMERICAN EQUITY FUND
-----------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                               December 31, 1998
-----------------------------------------------------------------------------------------

COMMON STOCKS                                                   SHARES           VALUE
REAL ESTATE INVESTMENT TRUSTS 0.55%
-----------------------------------------------------------------------------------------
Felcor Lodging Trust, Inc.                                       5,000        $   115,313
Weeks Corp.                                                      5,000            140,937
                                                                              -----------
                                                                                  256,250

RESTAURANTS 0.57%
-----------------------------------------------------------------------------------------
McDonald's Corp.                                                 2,800            214,550
Tricon Global Restaurants                                        1,000             50,125*
                                                                              -----------
                                                                                  264,675

RETAIL 5.10%
-----------------------------------------------------------------------------------------
Claires Stores, Inc.                                             9,000            184,500
Garden Ridge Corp.                                               8,000             72,500*
Home Depot, Inc.                                                 8,400            513,975
K Mart Corp.                                                    10,000            153,125*
Lowes Companies                                                  6,000            307,125
OfficeMax, Inc.                                                 15,000            183,750*
Sears, Roebuck & Co.                                             2,400            102,000
Sterling Comm, Inc.                                              2,000             90,000*
Toys "R" Us, Inc.                                                2,100             35,438*
Wal-Mart Stores, Inc.                                            9,000            732,937
                                                                              -----------
                                                                                2,375,350

SANITARY SERVICES 0.63%
-----------------------------------------------------------------------------------------
Browning Ferris Industries, Inc.                                 1,600             45,500
Waste Management, Inc.                                           5,305            247,346
                                                                              -----------
                                                                                  292,846

TELECOMMUNICATIONS 8.77%
-----------------------------------------------------------------------------------------
AT&T Corp.                                                       4,000            301,000
Airtouch Communications, Inc.                                    2,000            144,250*
Ameritech Corp.                                                  7,600            481,650
Bell Atlantic Corp.                                              5,810            307,930
Bellsouth Corp.                                                  9,200            458,850
GTE Corp.                                                        6,000            390,000
Lucent Technologies, Inc.                                        6,000            660,000
MCI Worldcom, Inc.                                               3,359            240,974*
SBC Communications, Inc.                                        14,000            750,750
Sprint Corp PCS Group                                            1,200             27,750
Sprint Corp.                                                     2,400            201,900*
US West, Inc.                                                    1,849            119,492
                                                                              -----------
                                                                                4,084,546

54

ALL AMERICAN EQUITY FUND
-----------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                               December 31, 1998
-----------------------------------------------------------------------------------------

COMMON STOCKS                                                  SHARES           VALUE
TOBACCO 1.75%
-----------------------------------------------------------------------------------------
Philip Morris, Inc.                                             15,200        $   813,200

-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                            40,102,321
-----------------------------------------------------------------------------------------
  (cost $22,249,071)

                                                             PRINCIPAL
REPURCHASE AGREEMENT 14.28%                                    AMOUNT
Joint Tri-Party Repurchase Agreement, Donaldson, Lufkin
  & Jenrette, 12/31/98, 4.90%, repurchase price $6,652,741,
  collateralized by U.S. Treasury securities held in a
  joint tri-party repurchase account (cost $6,649,121)      $6,649,121          6,649,121

-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.38%                                                      46,751,442
-----------------------------------------------------------------------------------------
  (cost $28,898,192)
Other assets and liabilities, net (0.38%)                                        (175,064)
                                                                              -----------
NET ASSETS 100%                                                               $46,576,378
                                                                              -----------

See notes to portfolios of investments.

REAL ESTATE FUND
-----------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                               December 31, 1998
-----------------------------------------------------------------------------------------
COMMON STOCKS 84.33%                                            SHARES           VALUE

REAL ESTATE INVESTMENT TRUSTS 62.66%

APARTMENTS 14.47%
-----------------------------------------------------------------------------------------
Apartment Investment & Management Co.                            11,500        $  427,656
Berkshire Realty Co., Inc.                                       26,400           250,800
Equity Resident Property Trust                                    9,169           370,771
Post Properties, Inc.                                             5,100           196,031
                                                                               ----------
                                                                                1,245,258

DIVERSIFIED 11.45%
-----------------------------------------------------------------------------------------
Entertainment Properties Trust                                   19,600           333,200
Glenborough Realty Trust, Inc.                                   15,700           319,887
Spieker Properties, Inc.                                          9,600           332,400
                                                                               ----------
                                                                                  985,487

HEALTHCARE 5.50%
-----------------------------------------------------------------------------------------
Meditrust Paired Certificate                                     31,300           473,413

HOTEL/RESTAURANT 0.59%
-----------------------------------------------------------------------------------------
Legacy Hotels                                                    12,100            50,548

MANUFACTURED HOMES 3.49%
-----------------------------------------------------------------------------------------
Manufactured Home Communities, Inc.                              12,000           300,750

OFFICE PROPERTY MANAGEMENT 16.75%
-----------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                            12,100           374,344
Boston Properties, Inc.                                          13,000           396,500
Equity Office Properties Trust                                   16,200           388,800
Tower Realty Trust, Inc.                                         14,000           281,750
                                                                               ----------
                                                                                1,441,394

REGIONAL MALLS 5.95%
-----------------------------------------------------------------------------------------
General Growth Properties                                         3,500           132,562
Simon Property Group, Inc.                                       13,300           379,050
                                                                               ----------
                                                                                  511,612

WAREHOUSE/INDUSTRIAL 4.46%
-----------------------------------------------------------------------------------------
Reckson Associates Realty Corp.                                  17,300           383,844

OTHER REAL ESTATE 21.67%

BUILDING MAINTENANCE & SERVICE 3.74%
-----------------------------------------------------------------------------------------
ABM Industries, Inc.                                              9,300           322,012

56

REAL ESTATE FUND
-----------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                               December 31, 1998
-----------------------------------------------------------------------------------------
COMMON STOCKS                                                    SHARES          VALUE
DIVERSIFIED 2.65%
-----------------------------------------------------------------------------------------
EdperBrascan Corp., Class A                                      16,400        $  228,016

FINANCIAL SERVICES 2.89%
-----------------------------------------------------------------------------------------
Capital Trust, Class A                                           41,400           248,400

INDUSTRIAL CONSTRUCTION 0.80%
-----------------------------------------------------------------------------------------
Flour City International, Inc.                                   20,000            68,750*

INVESTMENT COMPANIES 0.02%
-----------------------------------------------------------------------------------------
Concord Pacific Group, Inc.                                       4,588             2,096

OFFICE PROPERTY MANAGEMENT 3.23%
-----------------------------------------------------------------------------------------
Oxford Properties Group, Inc.                                    23,400           277,990

REAL ESTATE DEVELOPMENT 3.48%
-----------------------------------------------------------------------------------------
Brookfield Properties Corp.                                      24,400           299,426

RESORTS 4.86%
-----------------------------------------------------------------------------------------
Resortquest International, Inc.                                  12,500           182,813
Vail Resorts, Inc.                                               10,700           235,400*
                                                                               ----------
                                                                                  418,213

-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                             7,257,209
-----------------------------------------------------------------------------------------
  (cost $8,194,256)

                                                              PRINCIPAL
REPURCHASE AGREEMENT 15.38%                                    AMOUNT

Joint Tri-Party Repurchase Agreement, Donaldson, Lufkin &
  Jenrette, 12/31/98, 4.90% due 1/4/99, repurchase price
  $1,323,861, collateralized by U.S. Treasury securities
  held in a joint tri-party repurchase account (cost
  $1,323,141)                                                $1,323,141         1,323,141

-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.71%                                                        8,580,350
-----------------------------------------------------------------------------------------
  (cost $9,517,397)
Other assets and liabilities, net 0.29%                                            25,206
                                                                               ----------

NET ASSETS 100%                                                                $8,605,556
                                                                               ----------

See notes to portfolios of investments.

CHINA REGION OPPORTUNITY FUND
-----------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                               December 31, 1998
-----------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS 98.65%                              SHARES            VALUE
APPAREL 4.55%
-----------------------------------------------------------------------------------------
Chaifa Holdings Ltd.                                           840,800        $     9,116*
Giordano International Ltd.                                    299,000             55,959
Li & Fung Ltd.                                                 266,000            551,048
Yue Yuen Industrial Holdings Ltd.                               49,200             93,350
                                                                              -----------
                                                                                  709,473

BANKING/FINANCIAL SERVICES 10.06%
-----------------------------------------------------------------------------------------
HSBC Holdings Ltd.                                              62,949          1,568,119

BEVERAGES 0.87%
-----------------------------------------------------------------------------------------
Guangdong Brewery Holdings Ltd.                              1,073,000             61,630
Vitasoy International Holdings Ltd.                            200,000             73,261
                                                                              -----------

                                                                                  134,891

CHEMICALS & ALLIED PRODUCTS 3.90%
-----------------------------------------------------------------------------------------
Jilin Chemical Industrial Co. Ltd., Class H                  2,308,000            120,649
Shanghai Petrochemical, Class H                              2,932,000            264,908
Tianjin Bohai Chemical, Class H                              1,248,000             53,963
Yizheng Chemical Fibre, Class H                              1,844,000            168,986*
                                                                              -----------
                                                                                  608,506

COMPUTERS & OFFICE EQUIPMENT 2.67%
-----------------------------------------------------------------------------------------
Acer, Inc., GDR                                                 16,406             93,926*
Founder Hong Kong Ltd.                                         860,586            189,943
GVC Corp., GDR                                                      89                401*
Legend Holdings Ltd.                                           100,000             35,495
Vanda Systems & Communications Holdings Ltd.                 1,384,000             96,463
                                                                              -----------
                                                                                  416,228

CONGLOMERATES 13.69%
-----------------------------------------------------------------------------------------
China Vanke Co. Ltd.                                            73,018             20,074
Citic Pacific Ltd.                                             228,200            491,887
First Pacific Co. Ltd.                                         635,230            303,365
Guangdong Investments                                          644,000            128,840
Guangzhou Investment Co. Ltd.                                  500,000             49,693
Hutchinson Whampoa                                              96,000            678,404
Shanghai Industrial Holdings Ltd.                              229,000            462,575
                                                                              -----------
                                                                                2,134,838

CONSTRUCTION EQUIPMENT 0.13%
-----------------------------------------------------------------------------------------
Shanghai Jintai Machinery, Group B                             355,750             20,989*

58


CHINA REGION OPPORTUNITY FUND
-----------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                               December 31, 1998
-----------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                    SHARES             VALUE
CREDIT & FINANCIAL SERVICES 2.50%
-----------------------------------------------------------------------------------------
Aeon Credit Service                                            994,000        $   205,277
Guoco Group Ltd.                                               110,000            184,573
                                                                              -----------
                                                                                  389,850

ELECTRIC GENERATION 0.78%
-----------------------------------------------------------------------------------------
Dongfang Electrical Machinery Co. Ltd., Class H                766,000             44,491
Harbin Power Equipment Co. Ltd., Class H                     1,042,000             76,661
                                                                              -----------
                                                                                  121,152

ELECTRONIC EQUIPMENT 5.87%
-----------------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                                    686,000            298,834
GP Batteries International Ltd.                                 30,000             64,000
Samsung Electronics, GDR 144A                                    3,512             53,119
Varitronix International                                       267,000            499,703
Yageo Corp.                                                          1                  7*
                                                                              -----------
                                                                                  915,663

FURNITURE 0.17%
-----------------------------------------------------------------------------------------
Lamex Holdings Ltd.                                          1,096,551             26,892

GLASS & CEMENT PRODUCTS 0.07%
-----------------------------------------------------------------------------------------
Shanghai Yaohua Pilkington Glass Co. Ltd., Group B             125,750             10,689

GROCERIES - WHOLESALE 4.00%
-----------------------------------------------------------------------------------------
Guangnan Holdings Ltd.                                         340,000             77,676
NG Fung Hong Ltd.                                              608,000            545,407
                                                                              -----------
                                                                                  623,083

HEAVY CONSTRUCTION 0.85%
-----------------------------------------------------------------------------------------
Road King Infrastructure Ltd.                                  180,000            132,428

HOTELS 1.28%
-----------------------------------------------------------------------------------------
Shanghai New Asia, Group B                                   1,558,128            199,440*

HOUSEHOLD APPLIANCES 8.24%
-----------------------------------------------------------------------------------------
Guangdong Kelon Electronics Holdings                         1,269,000          1,130,169
Shenzhen Konka Electronic Holdings, Group B                    304,703            153,775
                                                                              -----------
                                                                                1,283,944

                                                                              59

CHINA REGION OPPORTUNITY FUND
-----------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                               December 31, 1998
-----------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                    SHARES             VALUE
INDUSTRIAL/COMMERCIAL MACHINERY 1.61%
-----------------------------------------------------------------------------------------
First Tractor Co. Ltd., Class H                                198,000        $    45,235
Shanghai Automation Instrumentation, Group B                 1,708,863            160,633*
Shanghai Diesel Engine Ltd., Group B                           376,320             45,158
                                                                              -----------
                                                                                  251,026

METAL INDUSTRIES 0.49%
-----------------------------------------------------------------------------------------
Shenzhen Fangda Co. Ltd.                                       157,800             76,990

MOTOR VEHICLES & TRANSPORTATION 5.35%
-----------------------------------------------------------------------------------------
Qingling Motors Co. Ltd., Class H                            2,054,000            360,555
Shanghai Dazhong, Group B                                    1,121,502            473,274*
                                                                              -----------
                                                                                  833,829

OFFICE SUPPLIES 1.51%
-----------------------------------------------------------------------------------------
China First Pencil Company Ltd.                                919,165            117,653
Shanghai Hero Pen, Group B                                     763,378            118,324*
                                                                              -----------
                                                                                  235,977

PETROLEUM REFINING 1.79%
-----------------------------------------------------------------------------------------
Zhenhai Refining and Chemical Co. Ltd., Class H              1,815,000            278,777

PHARMACEUTICALS 0.21%
-----------------------------------------------------------------------------------------
Livzon Pharmaceutical, Group B                                 237,774             31,918*

PHOTOGRAPHY 0.28%
-----------------------------------------------------------------------------------------
China HK Photo Products Holdings                               450,000             43,562

REAL ESTATE DEVELOPERS 10.07%
-----------------------------------------------------------------------------------------
Cheung Kong Holdings Ltd.                                       50,000            359,789
China Overseas Land & Investment                               970,000            131,460
China Resources Enterprise Ltd.                                184,000            286,179
Lai Sun Development Co. Ltd.                                    40,000              5,008
New World Development Co.                                      142,095            357,640
Shanghai Lujiazhui Finance, Group B                            217,060             69,893
Shum Yip Investment Ltd.                                       350,000             81,316
Silver Grant International Industries Ltd.                     940,000             97,062
Sun Hung Kai Properties HK                                      25,000            182,315
                                                                              -----------
                                                                                1,570,662

60

CHINA REGION OPPORTUNITY FUND
-----------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                               December 31, 1998
-----------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                    SHARES             VALUE
RETAIL 3.18%
-----------------------------------------------------------------------------------------
Amway Asia Pacific Ltd.                                          5,000        $    46,250
China Everbright-IHD Pacific Ltd.                              200,000             87,124*
China Everbright-IHD Pacific Ltd., Warrants                     20,000              2,297*
Glorious Sun Enterprises Ltd.                                  984,000            175,270
Shanghai Friendship & O/S Chinese, Group B                   1,304,014            185,170
                                                                              -----------
                                                                                  496,111

RUBBER & PLASTICS PRODUCTS 0.09%
-----------------------------------------------------------------------------------------
Shanghai Tyre & Rubber Co., Group B                            146,300             14,630*

SECURITY & COMMODITY BROKERS 0.00%
-----------------------------------------------------------------------------------------
Peregrine Investment Holdings Ltd.                             640,000                  0*

TELECOMMUNICATIONS 1.88%
-----------------------------------------------------------------------------------------
Hong Kong Telecommunications Ltd.                               87,540            153,101
Shanghai Post & Telecom, Group B                               613,210            140,425*
                                                                              -----------
                                                                                  293,526

TEXTILE MILL PRODUCTS 0.90%
-----------------------------------------------------------------------------------------
First Sign International Holdings                              620,000             26,008
Shanghai Haixin Co., Group B                                   662,350            113,924
                                                                              -----------
                                                                                  139,932

TRAFFIC SYSTEM MANAGEMENT 0.56%
-----------------------------------------------------------------------------------------
Anhui Expressway Co. Ltd.                                      726,000             82,462
GZI Transport Ltd.                                              25,769              5,055
GZI Transport Ltd., Warrants                                     5,153                  0*
                                                                              -----------
                                                                                   87,517

UNIT INVESTMENT TRUST 0.51%
-----------------------------------------------------------------------------------------
Cathay Investment Fund                                         350,000             78,876

UTILITIES 6.08%
-----------------------------------------------------------------------------------------
Guangdong Electric Power Development Co., Group B              205,400             55,939
Hong Kong & China Gas Co.                                      306,245            389,348
Huaneng Power International, Inc., ADR                          20,000            290,000*
Shandong Huaneng Power Company Ltd., ADR                        46,600            212,613
                                                                              -----------
                                                                                  947,900

                                                                              61

CHINA REGION OPPORTUNITY FUND
-----------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                               December 31, 1998
-----------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                     SHARES           VALUE
WATER TRANSPORTATION & SERVICES 4.51%
-----------------------------------------------------------------------------------------
China International Marine Container, Group B                  884,359        $   417,775
China Merchants Shekou Port Service Co., Ltd.                  146,040             26,767
Continental Mariner Investment                                 440,000             58,496
Cosco Pacific Ltd.                                             350,000            144,561
Guangzhou Shipyard International Co., Class H                  424,000             25,721*
Pacific Ports Co. Ltd.                                         300,000             28,460
Shenzhen Chiwan Wharf Holdings Ltd.                              5,913                611
                                                                              -----------
                                                                                  702,391

-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                               15,379,809
-----------------------------------------------------------------------------------------
  (cost $27,690,258)

                                                             PRINCIPAL
REPURCHASE AGREEMENT 1.89%                                    AMOUNT
Joint Tri-Party Repurchase Agreement, Donaldson, Lufkin
  & Jenrette, 12/31/98, 4.90%, due 1/4/99, repurchase price
  $295,198, collateralized by U.S. Treasury securities
  held in a joint tri-party repurchase account (cost
  $295,037)                                                 $  295,037            295,037

-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.54%                                                      15,674,846
-----------------------------------------------------------------------------------------
  (cost $27,985,295)
Other assets and liabilities, net (0.54%)                                         (84,010)
                                                                              -----------

NET ASSETS 100%                                                               $15,590,836
                                                                              -----------

See notes to portfolios of investments.

GLOBAL RESOURCES FUND
---------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                             December 31, 1998
---------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS 94.06%                             SHARES          VALUE
CHEMICALS & ALLIED PRODUCTS 16.28%
---------------------------------------------------------------------------------------
BF Goodrich Co.                                                3,000        $   107,625
Brunswick Technologies, Inc.                                  24,000            153,000*
Crompton & Knowles Corp.                                      11,500            237,906*
Dexter Corp.                                                   3,000             94,312
Dow Chemical Co.                                               3,000            272,812
E.I. Du Pont de Nemours & Co.                                  3,800            201,638
Ferro Corp.                                                    6,000            156,000
FMC Corp.                                                      2,000            112,000*
IMC Global, Inc.                                               6,200            132,525
Lyondell Petrochemical Co.                                     3,500             63,000
N L Industries                                                10,000            141,875
Olin Corp.                                                     3,000             84,938
Potash Corp Sasckatchewan                                      1,000             63,875
PPG Industries, Inc.                                           4,000            233,000
Rohm & Haas Co.                                                5,000            150,625
Solutia, Inc.                                                  4,000             89,500
Union Carbide Corp.                                            2,000             85,000
                                                                            -----------
                                                                              2,379,631

GOLD & SILVER MINING 0.98%
---------------------------------------------------------------------------------------
Barrick Gold Corp.                                             4,400             85,800
Goldbeam Resources Ltd.                                      300,000                  0+
Placer Dome, Inc.                                              5,000             57,500
                                                                            -----------
                                                                                143,300

METAL & MINERAL MINING 5.09%
---------------------------------------------------------------------------------------
Aber Resources Ltd.                                           15,000             84,204*
Aluminum Co. of America                                        2,000            149,125
Boliden Ltd.                                                  40,000            100,522*
Osmium Holdings S.A. (RS)                                        104                  0
Pasminco Ltd.                                                200,000            151,974
Phelps Dodge Corp.                                             2,500            127,188
Zimasco Consolidated Enterprises Ltd. (RS)                    40,000            131,520
                                                                            -----------
                                                                                744,533

MINING SERVICES 1.86%
---------------------------------------------------------------------------------------
Auspex Minerals Ltd.                                         250,000             37,533*
Dynatec Corp.                                                500,000            130,548*
Freeport-McMoRan Copper & Gold                                10,000            104,375
                                                                            -----------
                                                                                272,456

NATURAL GAS PRODUCTION & DISTRIBUTION 5.39%
---------------------------------------------------------------------------------------
Australian Gas & Light Co.                                    35,000            252,100
El Paso Energy Gas Co.                                         6,200            215,837

                                                                              63

GLOBAL RESOURCES FUND
---------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                             December 31, 1998
---------------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                   SHARES             VALUE
NATURAL GAS PRODUCTION & DISTRIBUTION (CONT'D)
---------------------------------------------------------------------------------------
Enron Corp.                                                    4,000        $   228,250
KN Energy, Inc.                                                2,500             90,938
                                                                            -----------
                                                                                787,125

OIL & GAS EXTRACTION 17.19%
---------------------------------------------------------------------------------------
Apache Corp.                                                   7,000            177,187
Benz Energy Ltd.                                             100,000             30,026*
Conoco, Inc.                                                  18,000            375,750*
EEX Corp.                                                      6,666             46,662*
Enterprise Oil                                                27,000            132,414
EuroSov Energy plc                                           323,100            158,456*
Kerr-McGee Corp.                                               5,000            191,250
PennzEnergy Co.                                                7,500            122,344
Pennzoil Quaker State Co.                                      7,500            111,094*
Petro Canada                                                  10,000            106,070
Phillips Petroleum Co.                                         6,000            255,750
Santos Ltd.                                                   75,000            201,305
Sharpe Resources Corp.                                       804,750            278,406*
Unocal Corp.                                                   3,500            102,156
Woodside Petroleum Co.                                        50,000            223,672
                                                                            -----------
                                                                              2,512,542

OIL & GAS FIELD SERVICES 6.29%
---------------------------------------------------------------------------------------
BJ Services Corp.                                              6,000             93,750*
CARBO Ceramics, Inc.                                           7,500            131,250
Coflexip S.A., ADR                                             4,000            128,500*
Diamond Offshore Drilling, Inc.                                5,000            118,437
ENSCO International, Inc.                                      2,000             21,375
Global Marine, Inc.                                            2,000             18,375*
Input/Output, Inc.                                             5,500             40,219*
Tidewater, Inc.                                                5,000            115,938
Transocean Offshore, Inc.                                      5,000            134,062
Veritas Digicon, Inc.                                          9,000            117,000*
                                                                            -----------
                                                                                918,906

PAPER PRODUCTS 5.42%
---------------------------------------------------------------------------------------
International Paper Co.                                        4,500            201,656
Lafayette Paper Mills Ltd.                                   600,000                  0*
Longview Fibre Co.                                            14,000            161,875
Potlatch Corp.                                                 5,200            191,750
Temple-Inland, Inc.                                            4,000            237,250
                                                                            -----------
                                                                                792,531
64

GLOBAL RESOURCES FUND
---------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                             December 31, 1998
---------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS                                  SHARES             VALUE
PETROLEUM PRODUCTION & REFINING 31.25%
---------------------------------------------------------------------------------------
Ashland, Inc.                                                  1,800        $    87,075
Atlantic Richfield Co.                                         3,000            195,750
British Petroleum plc, ADR                                     8,000            760,000
Chevron Corp.                                                  4,300            356,631
ELF Aquitane S.A., ADR                                         3,000            169,875
Exxon Corp.                                                    7,700            563,062
Mobil Corp.                                                    5,200            453,050
Royal Dutch Petroleum                                          7,300            349,488
Texaco, Inc.                                                   6,800            359,550
Tosco Corp.                                                    4,500            116,438
Total S.A., ADR                                                8,900            442,775*
Ultramar Diamond Shamrock Corp.                                4,500            109,125
USX-Marathon Group                                             8,000            241,000
YPF S.A. Sponsored ADR                                        13,000            363,187
                                                                            -----------
                                                                              4,567,006

RAILROADS 1.78%
---------------------------------------------------------------------------------------
Canadian National Railway                                      5,008            260,696

STEEL MANUFACTURING 2.53%
---------------------------------------------------------------------------------------
Commercial Metals Co.                                          2,500             69,375
LTV Corp.                                                     20,000            116,250
USX-U.S. Steel Group, Inc.                                     8,000            184,000
                                                                            -----------
                                                                                369,625

---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                             13,748,351
---------------------------------------------------------------------------------------
  (cost $17,875,878)

WRITTEN OPTIONS (0.01%)                                       CONTRACTS
PETROLEUM PRODUCTION & REFINING
---------------------------------------------------------------------------------------
British Petroleum plc, Strike Price 95, Call,
  Expiration Jan. 1999 (premium $2,440)                          (20)            (2,000)

                                                           PRINCIPAL
REPURCHASE AGREEMENT 5.95%                                  AMOUNT
Joint Tri-Party Repurchase Agreement, Donaldson,
  Lufkin & Jenrette, 12/31/98, 4.90%, due 1/4/99,
  repurchase price $870,614, collateralized by U.S.
  Treasury securities held in a joint tri-party
  repurchase account (cost $870,147)                      $  870,147            870,147
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.00%                                                    14,616,498
---------------------------------------------------------------------------------------
  (cost $18,743,585)
Other assets and liabilities, net 0.00%                                             222
                                                                            -----------
NET ASSETS 100%                                                             $14,616,720
                                                                            -----------

See notes to portfolios of investments.

WORLD GOLD FUND
----------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                              December 31, 1998
----------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS 94.45%                            SHARES           VALUE
DIAMOND MINING & EXPLORATION 0.11%
----------------------------------------------------------------------------------------
Brazilian Resources, Inc.                                   1,200,000       $    117,493*

DIVERSIFIED OPERATIONS 0.08%
----------------------------------------------------------------------------------------
General Minerals Corp.                                         99,200             88,710*

GOLD EXPLORATION & DEVELOPMENT 7.93%
----------------------------------------------------------------------------------------
Ancash Resources, Special Warrants (RS)                       800,000                  0+
Argosy Mining Corp.                                         1,372,867            134,419*
Aurizon Mines Ltd.                                            483,500            220,920*
Balaclava Mines, Inc.                                         400,000            174,935*
Balaclava Mines, Warrants                                     200,000             22,193
Ballarat Goldfields                                         1,043,100             86,294*
Bro-X Minerals Ltd.                                            30,000                  0*
Chilean Gold Ltd. (RS)                                        500,000                  0*
Colony Pacific Explorations Ltd., Warrants                     50,000                  0*
Continental Precious Minerals, Inc.                           200,000             55,483*
Cream Minerals Ltd.                                           200,000             80,940*
Cream Minerals Ltd., Warrants                                 200,000                  0*
Crown Resources Corp.                                         460,900            936,203*
Eldorado Gold Corp.                                           660,200            172,376*
Fischer Watt Gold, Inc.                                       140,000             16,169*
Fischer Watt Gold, Inc. (RS)                                  800,000             46,400*
Franc-Or Resources Corp.                                      647,900            126,873*
Glencar Mining plc                                            872,438            529,390*
Gold Corp. of Africa Ltd. (RS)                                200,000             50,000+
Goldcorp Inc., Class A Subordinate Voting Shares              130,000            738,251*
Great Basin Gold Ltd.                                         200,000            117,494*
Madison Enterprises Corp.                                     250,000            386,749*
Madison Enterprises Corp., Warrants                           250,000              8,159*
Minefinders Corp., Ltd.                                       516,200            404,334*
Minorca Resources, Inc., Warrants                              25,000                  0*
Miramar Mining Corp.                                          395,400            335,522*
Miranda Mining (RS)                                         1,600,000            960,627*
Nevsun Resources                                              505,000            309,856*
Opawica Explorations, Inc.                                    400,000            234,987*+
Ormonde Mining plc                                          3,607,143            392,214*+
Otter Gold Mines Ltd.                                         500,000            281,888*
Otter Gold Mines Ltd., Warrants, Exp. 10/31/01                 50,000                  0
Otter Gold Mines Ltd., Warrants, Exp. 06/30/03                200,000             28,802
Platinova A/S                                                  63,300             10,330*
Platinova Resources Ltd., Special Shares                       36,700              6,468*
Rea Gold Corp.                                              2,400,000                  0*
Solitario Resources Corp.                                     459,522            344,942*
Sons of Gwalia NL                                             338,435            962,303
Star Resources Corp.                                        1,976,400            148,359*+
Tanganyika Gold NL                                             29,179              6,437*
Treminco Resources Ltd.                                       200,000             36,554
Western Exploration & Development, Special Warrants (RS)      600,000            255,000+
                                                                            ------------
                                                                               8,621,871

66

WORLD GOLD FUND
----------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                              December 31, 1998
----------------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                    SHARES             VALUE
GOLD PRODUCTION 0.21%
----------------------------------------------------------------------------------------
Lihir Gold Ltd.                                               200,000       $    224,285*

INTERMEDIATE GOLD PRODUCERS 39.04%
----------------------------------------------------------------------------------------
Acacia Resources                                            2,974,200          4,401,554
Delta Gold, NL                                              6,628,100         10,073,015
Getchell Gold Corp.                                           500,000         13,625,000*
Greenstone Resources Ltd.                                   1,472,400          1,316,702*
Kinross Gold Corp.                                            768,250          1,770,185*
Meridian Gold, Inc.                                         1,900,000         11,161,880*
Resolute Ltd.                                                 200,000            140,944
                                                                            ------------
                                                                              42,489,280

JUNIOR GOLD PRODUCERS 8.83%
----------------------------------------------------------------------------------------
Canyon Resources Corp.                                      1,066,183            266,546*
Canyon Resources Corp., Warrants                              166,667                  0*
Dayton Mining Corp.                                           979,700            217,447*
Geomaque Explorations Ltd.                                    200,000            195,822*
IAMGOLD International African Mining                        1,624,250          4,240,862*
Ranger Minerals NL                                          1,595,898          3,911,865
Ross Mining NL                                              1,180,848            651,261
Vista Gold Corp.                                              834,300            125,254*
                                                                            ------------
                                                                               9,609,057

METAL MINING 5.21%
----------------------------------------------------------------------------------------
AMT International Mining Corp.                              2,126,350            346,989*+
Osmium Holdings S.A. (RS)                                         891                  0
Stillwater Mining Company                                      50,000          2,050,000*
TVX Gold Corp.                                              1,022,300          1,853,081*
Zimasco Consolidated Enterprises Ltd. (RS)                    350,000          1,150,800
Zimbabwe Platinum Mines Ltd.                                1,360,000            266,691*
                                                                            ------------
                                                                               5,667,561

MINING FINANCE 7.68%
----------------------------------------------------------------------------------------
Euro-Nevada Mining Corp., Ltd.                                280,000          4,569,191*
Euro-Nevada Mining Corp. Ltd., Warrants, Series B              35,000            725,359*
Franco-Nevada Mining Corp., Ltd.                              160,000          3,065,274
                                                                               8,359,824

                                                                              67

WORLD GOLD FUND
----------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                              December 31, 1998
----------------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                    SHARES           VALUE
SENIOR GOLD PRODUCERS 25.36%
----------------------------------------------------------------------------------------
Ashanti Goldfields Co. Ltd., GDR                              193,000       $  1,809,375
Ashanti Preference Stock                                      203,932            285,505
Barrick Gold Corp.                                            266,400          5,194,800
Battle Mountain Gold Co.                                      813,550          3,355,894
Cambior, Inc.                                                 682,400          3,340,731
Freeport-McMoRan Copper & Gold, Inc., Class B                 164,200          1,713,837
Homestake Mining                                              354,100          3,253,294
Newmont Mining Corp.                                          185,300          3,346,981
Normandy Mining Ltd.                                          166,100            153,697
Placer Dome, Inc.                                             447,500          5,146,250
                                                                            ------------
                                                                              27,600,364

----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                             102,778,445
----------------------------------------------------------------------------------------
  (cost $111,345,392)

RIGHTS 0.00%

GOLD EXPLORATION & DEVELOPMENT
----------------------------------------------------------------------------------------
Tanganyika Gold NL (cost $71,956)                              62,499              2,298
PURCHASED OPTIONS 2.51%                                       CONTRACTS
SENIOR GOLD PRODUCERS
----------------------------------------------------------------------------------------
Barrick Gold Corp., Strike Price 20, Call,
  Expiration Jan. 2000 (premium $226,800)                         600            247,500
Barrick Gold Corp., Strike Price 22.50, Call,
  Expiration Jan. 2000 (premium $7,248)                            16              5,200
Barrick Gold Corp., Strike Price 25, Call,
  Expiration Jan. 1999 (premium $144,200)                       1,400              8,750
  Expiration Jan. 2000 (premium $1,126,412)                     2,775            641,719
Barrick Gold Corp., Strike Price 30, Call,
  Expiration Jan. 2000 (premium $19,695)                           65             10,563
Homestake Mining, Strike Price 10, Call,
  Expiration Date Jan. 2000 (premium $194,600)                    700            192,500
Homestake Mining, Strike Price 12.50, Call,
  Expiration Date Jan. 1999 (premium $93,975)                     700              8,750
  Expiration Date Jan. 2000 (premium $78,875)                     250             37,500
Newmont Mining Corp., Strike Price 20, Call,
  Expiration Date Jan. 2000 (premium $739,200)                  1,400            612,500
Newmont Mining Corp., Strike Price 25, Call,
  Expiration Date Jan. 2000 (premium $618,625)                  1,000            306,250
Newmont Mining Corp., Strike Price 20, Call,
  Expiration Date Mar. 1999 (premium $54,976)                     200             40,000
Newmont Mining Corp., Strike Price 22.50, Call,
  Expiration Date Mar. 1999 (premium $286,325)                    650             93,437

WORLD GOLD FUND
----------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                              December 31, 1998
----------------------------------------------------------------------------------------
        PURCHASED OPTIONS                                    CONTRACTS          VALUE

SENIOR GOLD PRODUCERS (CONT'D)
----------------------------------------------------------------------------------------
Placer Dome, Inc., Strike Price 12.50, Call, Expiration
  Date Dec. 2000 (premium $442,650)                             1,300       $    316,875
Placer Dome, Inc., Strike Price 17.50, Call,
  Expiration Date Jan. 2000 (premium $528,435)                  1,520            209,000

----------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                        2,730,544
----------------------------------------------------------------------------------------
  (cost $4,562,016)

                                                            PRINCIPAL
CONVERTIBLE SECURITIES 0.70%                                  AMOUNT
JUNIOR GOLD PRODUCERS
----------------------------------------------------------------------------------------
Dayton Mining Corp., 7.00% Convertible Subordinated
  Note, due 4/1/02 (cost $1,068,040)                        $1,068,040           757,944

REPURCHASE AGREEMENT 0.80%

Joint Tri-Party Repurchase Agreement, Donaldson, Lufkin
  & Jenrette, 12/31/98, 4.90%, due 1/4/99 repurchase
  price $877,531, collateralized by U.S. Treasury
  securities held in a joint tri-party repurchase
  account (cost $877,053)                                     877,053            877,053

----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.46%                                                     107,146,284
----------------------------------------------------------------------------------------
  (cost $117,924,457)
Other assets and liabilities, net 1.54%                                        1,676,430
                                                                            ------------

NET ASSETS 100%                                                             $108,822,714
                                                                            ------------
See notes to portfolios of investments.

                                                                              69

GOLD SHARES FUND
---------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                             December 31, 1998
---------------------------------------------------------------------------------------
COMMON STOCKS 90.95%                                       SHARES             VALUE
GOLD MINING - AFRICA 11.55%
---------------------------------------------------------------------------------------
Anglogold Ltd., ADR                                          34,500        $    674,906
Ashanti Goldfields, GDR                                      85,800             804,375
Gold Fields Ltd.                                            420,720           2,309,755
Randfontein Estates Ltd.                                    138,300             304,261*
Western Areas Gold Mining, ADR                               63,000             201,600
Zimbabwe Platinum Mines Ltd.                                344,791              67,612*
                                                                           ------------
                                                                              4,362,509

GOLD MINING - AUSTRALIA 15.54%
---------------------------------------------------------------------------------------
Acacia Resources                                          1,362,195           2,015,929
Delta Gold NL                                             1,780,870           2,706,466
Lihir Gold Ltd.                                             300,000             336,427*
Normandy Mining Ltd.                                        249,203             230,595
Resolute Resources Ltd.                                     300,000             211,416
Sons Of Gwalia Ltd.                                         129,234             367,463
                                                                           ------------
                                                                              5,868,296

GOLD MINING - NORTH AMERICA 63.86%
---------------------------------------------------------------------------------------
Barrick Gold Corp.                                           97,800           1,907,100
Battle Mountain Gold Co.                                    151,150             623,494
Cambior, Inc.                                               433,000           2,119,778
Dayton Mining Corp.                                         408,300              90,642
Euro-Nevada Mining Ltd.                                      20,000             326,371
Freeport-McMoRan Copper & Gold, Inc., Class B                42,500             443,594
Getchell Gold Corp.                                         180,000           4,905,000*
Greenstone Resources Ltd.                                   497,700             445,071*
Homestake Mining                                             75,850             696,872
IAMGOLD Intl. African Mining Gold                           187,850             490,470*
Kinross Gold Corp.                                          267,650             616,713*
Meridian Gold, Inc.                                       1,300,000           7,637,076*
Newmont Mining Corp.                                         57,800           1,044,012
Placer Dome, Inc.                                           145,600           1,674,400
Stillwater Mining Co.                                        10,000             410,000*
TVX Gold Corp.                                              382,000             692,435*
                                                                           ------------
                                                                             24,123,028

---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                          34,353,833
---------------------------------------------------------------------------------------
  (cost $32,209,644)

PURCHASED OPTIONS 3.80%                                      CONTRACTS
GOLD MINING - NORTH AMERICA
---------------------------------------------------------------------------------------
Barrick Gold Corp., Strike Price 20, Call,
  Expiration Jan. 2000 (premium $151,200)                       400             165,000


70

GOLD SHARES FUND
---------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                             December 31, 1998
---------------------------------------------------------------------------------------
PURCHASED OPTIONS                                         CONTRACTS            VALUE
GOLD MINING - NORTH AMERICA (CONT'D)
---------------------------------------------------------------------------------------
Barrick Gold Corp., Strike Price 25, Call,
  Expiration Jan. 1999 (premium $61,800)                        600        $      3,750
  Expiration Jan. 2000 (premium $527,827)                     1,305             301,781
Barrick Gold Corp., Strike Price 30, Call,
  Expiration Jan. 2000 (premium $10,605)                         35               5,688
Homestake Mining, Strike Price 10, Call,
  Expiration Jan. 2000 (premium $83,400)                        300              82,500
Homestake Mining, Strike Price 12.50, Call,
  Expiration Jan. 1999 (premium $40,275)                        300               3,750
  Expiration Jan. 2000 (premium $31,550)                        100              15,000
Newmont Mining Corp., Strike Price 20, Call,
  Expiration Jan. 2000 (premium $316,800)                       600             262,500
  Expiration Mar. 1999 (premium $27,488)                        100              20,000
Newmont Mining Corp., Strike Price 22.50, Call,
  Expiration Mar. 1999 (premium $154,175)                       350              50,312
Newmont Mining Corp., Strike Price 25, Call,
  Expiration Jan. 2000 (premium $310,875)                       500             153,125
Placer Dome, Inc., Strike Price 12.50, Call,
  Expiration Jan. 2000 (premium $238,350)                       700             170,625
Placer Dome Inc., Strike Price 17.50, Call,
  Expiration Jan. 2000 (premium $568,065)                     1,480             203,500

---------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                       1,437,531
---------------------------------------------------------------------------------------
  (cost $2,522,410)

                                                          PRINCIPAL
CONVERTIBLE SECURITIES 1.04%                               AMOUNT
GOLD MINING - NORTH AMERICA
---------------------------------------------------------------------------------------
Dayton Mining Corp., 7.00% Convertible Subordinated
  Note, due 4/1/02 (cost $405,000)                       $  405,000             391,500

REPURCHASE AGREEMENT 3.98%

Joint Tri-Party Repurchase Agreement, Donaldson,
  Lufkin & Jenrette, 12/31/98, 4.90%, due 1/4/99,
  repurchase price $1,502,490, collateralized by
  U.S. Treasury securities held in a joint
  tri-party repurchase account (cost $1,501,684)          1,501,684           1,501,684

---------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.77%                                                     37,684,548
---------------------------------------------------------------------------------------
  (cost $36,638,738)
Other assets and liabilities, net 0.23%                                          87,781
                                                                           ------------

NET ASSETS 100%                                                             $37,772,329
                                                                            -----------

See notes to portfolios of investments.

--------------------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS                            December 31, 1998
--------------------------------------------------------------------------------

LEGEND

* Non-income producing security       GO  General Obligation Bond

+ Affiliated company (see following)  RS  Restricted Security (see following)

ADR  American Depository Receipt         ZCB Zero Coupon Bond

GDR  Global Depository Receipt


GENERAL

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at 12/31/98.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

JOINT TRI-PARTY REPURCHASE AGREEMENTS (SEE ALSO NOTE 1 TO FINANCIAL STATEMENTS.)

The terms of the repurchase agreements and the securities held as collateral in the tri-party joint repurchase agreements at December 31, 1998 were:

Donaldson, Lufkin & Jenrette repurchase agreement, 4.90%, 12/31/98, due 1/4/99:
  (with a market value of $60,706,597)

$67,857,000 U.S. Treasury Bond, 0.00%, 8/15/17
$54,902,000 U.S. Treasury Bond, 0.00%, 5/15/10
$20,516,000 U.S. Treasury Bond, 0.00%, 5/15/21
Total principal amount: $57,699,621; Total repurchase value: $57,713,324

PaineWebber, Inc. repurchase agreement, 4.90% 12/31/98, due 1/4/99:
  (with a market value of $20,324,217)

$5,624,000 U.S. Treasury Bond, 6.75%, 5/31/99
$5,000,000 U.S. Treasury Bond, 13.375%, 8/15/01
$2,296,000 U.S. Treasury Bond, 6.50%, 11/15/26
$1,710,000 U.S. Treasury Bond, 8.75%, 8/15/20
Total principal amount: $20,000,000; Total repurchase value: $20,010,889

Other mutual funds managed by U.S. Global Investors, Inc. participate in the tri-party joint repurchase agreements. Each owns an undivided interest in the accounts.

--------------------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS                            December 31, 1998
--------------------------------------------------------------------------------

AFFILIATED COMPANIES INDICATED IN PORTFOLIO OF INVESTMENTS AS "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended December 31, 1998.

                                                    SHARES OF AFFILIATED COMPANIES
                                    JUNE 30, 1998    ADDITIONS    REDUCTIONS    DECEMBER 31, 1998

GLOBAL RESOURCES
-------------------------------------------------------------------------------------------------
Goldbeam Resources Ltd.                300,000          --            --            300,000

At December 31, 1998, the value of investments in affiliated companies was $0 representing 0% of net assets, and the total cost was $765,345. Net realized gains on transactions with affiliates were $0 and there was no income earned for the period.

                                                    SHARES OF AFFILIATED COMPANIES
                                    JUNE 30, 1998    ADDITIONS    REDUCTIONS    DECEMBER 31, 1998
WORLD GOLD
-------------------------------------------------------------------------------------------------
AMT International Mining Corp.         2,126,350         --           --           2,126,350
Ancash Resources (RS)                    800,000         --           --             800,000
Gold Corp. of Africa (RS)                200,000         --           --             200,000
Opawica Exploration, Inc.                400,000         --           --             400,000
Ormonde Mining plc                     3,607,143         --           --           3,607,143
Star Resources Corp.                   1,976,400         --           --           1,976,400
Western Exploration & Development
  (RS)                                   600,000         --           --             600,000

At December 31, 1998, the value of investments in affiliated companies was $1,427,549 representing 13.12% of net assets, and the total cost was $4,754,671. Net realized gains on transactions were $0 and there was no income earned for the period.

--------------------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS                            December 31, 1998
--------------------------------------------------------------------------------

RESTRICTED SECURITIES INDICATED IN PORTFOLIO OF INVESTMENTS AS "RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

                                                               ACQUISITION       COST PER
SECURITY                                                          DATE            SHARE

GLOBAL RESOURCES
-----------------------------------------------------------------------------------------
COMMON STOCK AND WARRANTS
    Osmium Holdings S.A.                                    10/22/96-01/29/98    $987.07
    Zimasco Consolidated Enterprises Ltd.                            06/15/95      $2.50

At December 31, 1998, the total cost of restricted securities was $202,655, and the total value was $131,520, representing 0.90% of net assets.

WORLD GOLD
-----------------------------------------------------------------------------------------
COMMON STOCK AND WARRANTS
    Chilean Gold Ltd.                                                01/17/97      $1.10
    Fischer Watt Gold, Inc.                                 06/16/97-08/27/97      $0.33
    Gold Corp. of Africa                                    08/14/96-11/14/97      $2.00
    Miranda Mining                                                   03/25/96      $1.13
    Osmium Holdings S.A.                                    10/22/96-01/29/98  $1,280.75
    Zimasco Consolidated Enterprises Ltd.                            06/15/95      $2.50
SPECIAL WARRANTS AND UNITS
    Ancash Resources                                        09/30/96-05/02/97      $0.55
    Western Exploration & Development                                08/14/97      $0.50

At December 31, 1998, the total cost of restricted securities was $5,777,620, and the total value was $2,462,827, representing 2.26% of net assets.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

---------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------
                                               U.S. TREASURY      U.S. GOVERNMENT
                                                SECURITIES          SECURITIES
                                                 CASH FUND         SAVINGS FUND

Investments, at identified cost                $193,723,221        $808,489,819
                                               ============        ============

ASSETS
---------------------------------------------------------------------------------
Investments, at value:
    Securities                                 $130,479,542        $808,489,819
    Repurchase agreement                         63,243,679                  --
Cash                                                     --           1,374,456
Receivables:
    Investments sold                             63,117,354         139,089,000
    Dividends                                            --                  --
    Interest                                      1,285,792           5,787,140
    Capital shares sold                          21,338,649           1,294,790
    From manager                                         --                  --
Other assets                                        248,698              93,701
---------------------------------------------------------------------------------
TOTAL ASSETS                                    279,713,714         956,128,906
---------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------
Payables:
    Investments purchased                        83,146,846         137,743,580
    Capital shares redeemed                       1,290,765           3,861,954
    To manager and affiliates                        64,001              62,406
    Dividends and distributions                     659,868           3,536,271
    Accounts payable and accrued expenses            83,153              23,291
---------------------------------------------------------------------------------
TOTAL LIABILITIES                                85,244,633         145,227,502
---------------------------------------------------------------------------------

NET ASSETS                                     $194,469,081        $810,901,404
                                               ============        ============

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------
Paid in capital                                $194,415,697        $811,031,798
Undistributed net investment income (loss)           39,815           1,624,504
Accumulated net realized gain (loss) on
    investments and foreign currencies               13,569          (1,754,898)
Net unrealized appreciation (depreciation) of
    investments and other assets and
    liabilities denominated in foreign
    currencies                                           --                  --
                                               ------------        ------------
Net assets applicable to capital shares
    outstanding                                $194,469,081        $810,901,404
                                               ============        ============
    Capital shares outstanding, and unlimited
    number of no par shares authorized          194,472,360         811,010,038
                                               ============        ============

NET ASSET VALUE, PER SHARE                     $       1.00        $       1.00
                                               ============        ============

See accompanying notes to financial statements.

76

----------------------------------------------------------------------------------------
                                                                       December 31, 1998
----------------------------------------------------------------------------------------
                         NEAR-TERM         TAX FREE          INCOME         ALL AMERICAN
                       TAX FREE FUND         FUND             FUND          EQUITY FUND

                        $7,391,799        $22,050,586      $ 8,769,967      $28,898,192
                        ==========        ===========      ===========      ===========


----------------------------------------------------------------------------------------

                        $6,638,305        $21,646,746      $10,299,762      $40,102,321
                           916,566          1,210,021          813,136        6,649,121
                            10,064             14,726               --           17,913

                           926,546          1,175,018          801,704        6,982,444
                                --                 --           42,713           42,798
                           130,502            331,424           13,886            3,620
                             1,555             27,056            2,780          226,796
                             7,991              1,976               --               --
                             1,440              1,711            1,461            3,328
----------------------------------------------------------------------------------------
                         8,632,969         24,408,678       11,975,442       54,028,341
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------

                           916,566          1,735,350          816,666        7,284,783
                            21,596              5,518               --          135,506
                                --                 --            7,623           10,237
                            25,765            133,775               --            4,572
                            13,895             12,457            4,790           16,865
----------------------------------------------------------------------------------------
                           977,822          1,887,100          829,079        7,451,963
----------------------------------------------------------------------------------------

                        $7,655,147        $22,521,578      $11,146,363      $46,576,378
                        ==========        ===========      ===========      ===========


----------------------------------------------------------------------------------------
                        $7,685,553        $21,679,536      $ 8,803,275      $28,653,357
                             8,957             15,617           57,563           71,893

                          (202,435)            20,244          (57,406)          (2,122)



                           163,072            806,181        2,342,931       17,853,250
                        ----------        -----------      -----------      -----------
                        $7,655,147        $22,521,578      $11,146,363      $46,576,378
                        ==========        ===========      ===========      ===========
                           715,445          1,832,181          784,172        1,135,353
                        ==========        ===========      ===========      ===========
                        $    10.70        $     12.29      $     14.21      $     41.02
                        ==========        ===========      ===========      ===========

----------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------
                                                 REAL ESTATE        CHINA REGION
                                                    FUND          OPPORTUNITY FUND
Investments, at identified cost                  $9,517,397         $27,985,295
                                                 ==========         ===========

ASSETS
----------------------------------------------------------------------------------
Investments, at value:
    Securities                                   $7,257,209         $15,379,809
    Repurchase agreement                          1,323,141             295,037
Cash                                                     --                  --
Receivables:
    Investments sold                              1,378,029             446,776
    Dividends                                        55,097              13,044
    Interest                                            720                  78
    Capital shares sold                                 354              22,032
    From manager                                         --                  --
Other assets                                          2,791              17,090
----------------------------------------------------------------------------------
TOTAL ASSETS                                     10,017,341          16,173,866
----------------------------------------------------------------------------------

LIABILITIES
----------------------------------------------------------------------------------
Payables:
    Due to custodian                                     --               5,038
    Investments purchased                         1,323,141             295,960
    Capital shares redeemed                          61,253             128,303
    To manager and affiliates                         6,152              18,971
    Dividends and distributions                          --             121,787
    Accounts payable and accrued expenses            21,239                  --
----------------------------------------------------------------------------------
TOTAL LIABILITIES                                 1,411,785             570,059
----------------------------------------------------------------------------------

NET ASSETS                                       $8,605,556         $15,603,807
                                                 ==========         ===========

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
Paid in capital                                  $9,838,316         $35,620,509
Undistributed net investment income (loss)          118,470            (121,312)
Accumulated net realized gain (loss) on
    investments and foreign currencies             (414,178)         (7,584,970)
Net unrealized appreciation (depreciation) of
    investments and other assets and
    liabilities denominated in
    foreign currencies                             (937,052)        (12,310,420)
                                                 ----------         -----------
Net assets applicable to capital shares
    outstanding                                  $8,605,556         $15,603,807
                                                 ==========         ===========
    Capital shares outstanding, and unlimited
    number of no par shares authorized              911,107           4,059,583
                                                 ==========         ===========

NET ASSET VALUE, PER SHARE                       $     9.45         $      3.84
                                                 ==========         ===========

See accompanying notes to financial statements.

78

--------------------------------------------------------------------------------
                                                               December 31, 1998
--------------------------------------------------------------------------------

                            GLOBAL RESOURCES        WORLD GOLD       GOLD SHARES
                                  FUND                FUND              FUND

                               $18,743,585        $117,924,457      $ 36,638,738
                               ===========        ============      ============


--------------------------------------------------------------------------------

                               $13,746,351        $106,269,231      $ 36,182,864
                                   870,147             877,053         1,501,684
                                        --                  --            17,437

                                   930,411          15,132,465        13,271,279
                                    14,720             373,335            11,502
                                       474              54,587            28,146
                                        --              18,818            67,010
                                        --                  --                --
                                     7,130              36,754           102,324
--------------------------------------------------------------------------------
                                15,569,233         122,762,243        51,182,246
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                        --             130,309                --
                                   870,147           2,772,515         3,228,012
                                    46,968          10,703,565        10,114,667
                                    13,581              19,040            26,877
                                        --             139,230                --
                                    21,817             174,870            40,361
--------------------------------------------------------------------------------
                                   952,513          13,939,529        13,409,917
--------------------------------------------------------------------------------

                               $14,616,720        $108,822,714      $ 37,772,329
                               ===========        ============      ============


--------------------------------------------------------------------------------
                               $26,258,937        $186,270,745      $243,258,432
                                  (205,126)           (216,813)         (927,765)

                                (7,310,004)        (66,450,352)     (205,616,268)



                                (4,127,087)        (10,780,866)        1,057,930
                               -----------        ------------      ------------

                               $14,616,720        $108,822,714      $ 37,772,329
                               ===========        ============      ============

                                 4,249,462          11,602,494         9,897,879
                               ===========        ============      ============

                               $      3.44        $       9.38      $       3.82
                               ===========        ============      ============

---------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------
                                               U.S. TREASURY      U.S. GOVERNMENT
                                                SECURITIES          SECURITIES
                                                 CASH FUND         SAVINGS FUND
NET INVESTMENT INCOME

INCOME:
---------------------------------------------------------------------------------
    Dividends                                   $       --          $        --
    Foreign taxes withheld on dividends                 --                   --
                                                ----------          -----------
        Net dividends                                   --                   --
    Interest and other                           4,605,218           21,303,478
                                                ----------          -----------
        TOTAL INCOME                             4,605,218           21,303,478

EXPENSES:
---------------------------------------------------------------------------------
    Management fee                                 454,115            1,684,746
    Transfer agent fees and expenses               213,044              434,736
    Accounting service fees and expenses            23,461               48,691
    Legal and professional fees                     31,229               30,302
    Custodian fees                                  75,974               52,525
    Shareholder reporting                           31,028               49,830
    Registration fees                               24,710               26,511
    Trustee's fees and expenses                      7,182                7,709
    Interest Expense                                    --                  573
    Miscellaneous                                   49,958               60,048
                                                ----------          -----------
    Total expenses before reductions               910,701            2,395,671
    Short-term trading fee                              --                   --
    Expenses reimbursed                                 --           (1,348,190)
                                                ----------          -----------
        NET EXPENSES                               910,701            1,047,481

---------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                     3,694,517           20,255,997
---------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS

    Realized gain (loss) from:
        Securities                                      --               16,252
        Foreign currency transactions                   --                   --
                                                ----------          -----------
        NET REALIZED GAIN (LOSS)                        --               16,252
                                                ----------          -----------
    Net change in unrealized appreciation
      (depreciation) of:
        Investments                                     --                   --
        Other assets and liabilities
          denominated in foreign currencies             --                   --
                                                ----------          -----------
        NET UNREALIZED APPRECIATION
        (DEPRECIATION)                                  --                   --
---------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                             --               16,252
---------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS                $3,694,517          $20,272,249
                                                ==========          ===========

See accompanying notes to financial statements.

80

--------------------------------------------------------------------------------
                                      For the Six Months Ended December 31, 1998
--------------------------------------------------------------------------------
                        NEAR-TERM        TAX FREE      INCOME       ALL AMERICAN
                      TAX FREE FUND        FUND         FUND        EQUITY FUND



--------------------------------------------------------------------------------
                        $     --        $     --     $175,730        $  216,801
                              --              --           --              (429)
                        --------        --------     --------        ----------
                              --              --      175,730           216,372
                         187,080         602,580       42,115           158,419
                        --------        --------     --------        ----------
                         187,080         602,580      217,845           374,791


--------------------------------------------------------------------------------
                          20,161          83,895       40,904           148,338
                           6,095          16,806       21,864            74,798
                          22,691          21,365       22,004            22,643
                          12,820          13,869       16,054            27,153
                           7,635           7,183        8,618            13,980
                             921           2,728        3,270            11,242
                           8,700           7,696        6,243             6,958
                           7,103           7,036        7,111             7,250
                              --              --           --                --
                           4,480           8,067        3,834             4,079
                        --------        --------     --------        ----------
                          90,606         168,645      129,902           316,441
                              --              --           --                --
                         (62,400)        (90,421)          --          (118,750)
                        --------        --------     --------        ----------
                          28,206          78,224      129,902           197,691

--------------------------------------------------------------------------------
                         158,874         524,356       87,943           177,100
--------------------------------------------------------------------------------




                           7,842         134,912      (39,892)          420,009
                              --              --           --                --
                        --------        --------     --------        ----------
                           7,842         134,912      (39,892)          420,009
                        --------        --------     --------        ----------


                          32,463          51,444      (43,514)        3,356,552

                              --              --           --                --
                        --------        --------     --------        ----------

                          32,463          51,444      (43,514)        3,356,552
--------------------------------------------------------------------------------

                          40,305         186,356      (83,406)        3,776,561
--------------------------------------------------------------------------------


                        $199,179        $710,712     $  4,537        $3,953,661
                        ========        ========     ========        ==========

----------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------
                                                 REAL ESTATE        CHINA REGION
                                                    FUND          OPPORTUNITY FUND
NET INVESTMENT INCOME

INCOME:
----------------------------------------------------------------------------------
    Dividends                                    $  215,286         $   216,886
    Foreign taxes withheld on dividends              (3,204)                 --
                                                 -----------        -----------
        Net dividends                               212,082             216,886
    Interest and other                               67,659              13,085
                                                 -----------        -----------
        TOTAL INCOME                                279,741             229,971

EXPENSES:
----------------------------------------------------------------------------------
    Management fee                                   37,032              99,998
    Transfer agent fees and expenses                 32,604              93,007
    Accounting service fees and expenses             25,832              27,864
    Legal and professional fees                      16,702              56,294
    Custodian fees                                   11,489              26,658
    Shareholder reporting                             6,121              20,731
    Registration fees                                 6,624               5,790
    Trustee's fees and expenses                       7,117               7,084
    Interest Expense                                     --                  --
    Miscellaneous                                     7,195              11,578
                                                 -----------        -----------
    Total expenses before reductions                150,716             349,004
    Short-term trading fee                               --                  --
    Expenses reimbursed                                  --                  --
                                                 -----------        -----------
        NET EXPENSES                                150,716             349,004

----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        129,025            (119,033)
----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS

    Realized gain (loss) from:
        Securities                                 (415,738)         (2,542,904)
        Foreign currency transactions                 1,900                 (82)
                                                 -----------        -----------
        NET REALIZED GAIN (LOSS)                   (413,838)         (2,542,986)
                                                 -----------        -----------

    Net change in unrealized appreciation
      (depreciation) of:
        Investments                                (737,553)          1,635,468
        Other assets and liabilities
          denominated in foreign currencies             120                 (50)
                                                 -----------        -----------
        NET UNREALIZED APPRECIATION
        (DEPRECIATION)                             (737,433)          1,635,418
----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                      (1,151,271)           (907,568)
----------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $(1,022,246)       $(1,026,601)
                                                 ===========        ===========
See accompanying notes to financial statements.

82

-------------------------------------------------------------------------------
                                     For the Six Months Ended December 31, 1998
-------------------------------------------------------------------------------

                             GLOBAL RESOURCES      WORLD GOLD       GOLD SHARES
                                   FUND               FUND             FUND



-------------------------------------------------------------------------------
                               $   143,055        $   894,363       $  244,791
                                    (3,555)           (28,174)         (10,640)
                               -----------        -----------       ----------
                                   139,500            866,189          234,151
                                    62,036            474,972          229,092
                               -----------        -----------       ----------
                                   201,536          1,341,161          463,243


-------------------------------------------------------------------------------
                                    82,545            616,272          170,798
                                   113,221            344,919          498,720
                                    23,081             40,440           30,127
                                    39,871             77,266           53,862
                                    20,456             41,730          211,666
                                    27,752             42,927          131,694
                                    31,341             26,302           74,565
                                     7,287              7,308            7,729
                                        --             22,560           45,944
                                    10,743             53,249           34,685
                               -----------        -----------       ----------
                                   356,297          1,272,973        1,259,790
                                        --            (22,560)          45,944
                                        --                 --               --
                               -----------        -----------       ----------
                                   356,297          1,250,413        1,213,846

-------------------------------------------------------------------------------
                                  (154,761)            90,748         (750,603)
-------------------------------------------------------------------------------





                                (2,782,730)       (16,086,103)     (12,448,379)
                                    (2,671)           294,258           48,424
                               -----------        -----------       ----------
                                (2,785,401)       (15,791,845)     (12,399,955)
                               -----------        -----------       ----------



                                  (362,595)        12,578,176       15,872,388

                                     1,112             (2,309)          46,877
                               -----------        -----------       ----------

                                  (361,483)        12,575,867       15,919,265
-------------------------------------------------------------------------------

                                (3,146,884)        (3,215,978)       3,519,310
-------------------------------------------------------------------------------


                               $(3,301,645)       $(3,125,230)      $2,768,707
                               ===========        ===========       ==========

                                                                            83

-----------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------
                                                          U.S. TREASURY SECURITIES
                                                                  CASH FUND
                                                   --------------------------------------
                                                   SIX MONTHS ENDED        YEAR ENDED
                                                   DECEMBER 31, 1998      JUNE 30, 1998
INCREASE (DECREASE)
IN NET ASSETS

FROM INVESTMENT OPERATIONS:
-----------------------------------------------------------------------------------------
    Net investment income (loss)                    $    3,694,517       $     8,226,289
    Net realized gain (loss)                                    --                13,569
    Net unrealized appreciation (depreciation)                  --                    --
                                                    --------------       ---------------
      NET INCREASE (DECREASE) IN NET ASSETS
      FROM INVESTMENT OPERATIONS                         3,694,517             8,239,858

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------
    From net investment income                          (3,701,389)           (8,231,765)
    In excess of net investment income                          --                    --
    From net capital gains                                      --                    --
    In excess of net capital gains                              --                    --
                                                    --------------       ---------------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS               (3,701,389)           (8,231,765)

FROM CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------
    Proceeds from shares sold                        1,427,905,204         3,497,365,077
    Distributions reinvested                             2,969,063             8,105,535
    Paid-in capital portion of short-term trading
    fee                                                         --                    --
                                                    --------------       ---------------
                                                     1,430,874,267         3,505,470,612
    Cost of shares redeemed                         (1,385,819,700)       (3,587,939,550)
                                                    --------------       ---------------

      NET INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS                   45,054,567           (82,468,938)

-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   45,047,695           (82,460,845)
-----------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                    149,421,386           231,882,231

-----------------------------------------------------------------------------------------
END OF PERIOD                                       $  194,469,081          $149,421,386
-----------------------------------------------------------------------------------------

Undistributed net investment income, end of period  $       39,815       $        46,687
                                                    ==============       ===============

CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------
    Shares sold                                      1,427,905,205         3,497,366,478
    Shares reinvested                                    2,969,063             8,105,535
    Shares redeemed                                 (1,385,818,488)       (3,587,939,550)
                                                    --------------       ---------------
      NET SHARE ACTIVITY                                45,055,780           (82,467,537)
                                                    ==============       ===============

See accompanying notes to financial statements.

84

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------





                            U.S. GOVERNMENT SECURITIES
                                   SAVINGS FUND                           Near-Term Tax Free Fund
                       -------------------------------------       -------------------------------------
                       SIX MONTHS ENDED         Year Ended         Six Months Ended         Year Ended
                       DECEMBER 31, 1998       June 30, 1998       December 31, 1998       June 30, 1998
--------------------------------------------------------------------------------------------------------
                         $ 20,255,997          $ 38,271,461           $  158,874            $  320,155
                               16,252                 2,317                7,842                19,843
                                   --                    --               32,463               111,972
                         ------------          ------------           ----------            ----------

                           20,272,249            38,273,778              199,179               451,970


--------------------------------------------------------------------------------------------------------
                          (20,283,160)          (38,322,248)            (155,691)             (347,902)
                                   --                    --                   --                    --
                                   --                    --                   --                    --
                                   --                    --                   --                    --
                         ------------          ------------           ----------            ----------
                          (20,283,160)          (38,322,248)            (155,691)             (347,902)


--------------------------------------------------------------------------------------------------------
                          414,867,979           714,492,554              610,638             3,145,125
                           16,692,370            37,764,547              117,783               284,226

                                   --                    --                   --                    --
                         ------------          ------------           ----------            ----------
                          431,560,349           752,257,101              728,421             3,429,351
                         (382,165,612)         (682,460,358)          (1,178,221)           (2,831,915)
                         ------------          ------------           ----------            ----------


                           49,394,737            69,796,743             (449,800)              597,436

--------------------------------------------------------------------------------------------------------
                           49,383,826            69,748,273             (406,312)              701,504
--------------------------------------------------------------------------------------------------------


                          761,517,578           691,769,305            8,061,459             7,359,955

--------------------------------------------------------------------------------------------------------
                         $810,901,404          $761,517,578           $7,655,147            $8,061,459
--------------------------------------------------------------------------------------------------------

                         $  1,624,504          $  1,650,857           $    8,957            $    5,774
                         ============          ============           ==========            ==========


--------------------------------------------------------------------------------------------------------
                          414,867,612           714,490,615               57,027               295,052
                           16,692,373            37,764,547               10,994                26,711
                         (382,165,611)         (682,460,358)            (109,992)             (265,953)
                         ------------          ------------           ----------            ----------
                           49,394,374            69,794,804              (41,971)               55,810
                         ============          ============           ==========            ==========

------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------
                                                                 TAX FREE FUND
                                                     -------------------------------------
                                                     SIX MONTHS ENDED         YEAR ENDED
                                                     DECEMBER 31, 1998       JUNE 30, 1998
INCREASE (DECREASE)
IN NET ASSETS

FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------------
    Net investment income (loss)                        $   524,356           $   964,182
    Net realized gain (loss)                                134,912               117,574
    Net unrealized appreciation (depreciation)               51,444               407,090
                                                        -----------           -----------

      NET INCREASE (DECREASE) IN NET ASSETS
      FROM INVESTMENT OPERATIONS                            710,712             1,488,846

DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------
    From net investment income                             (512,834)             (997,172)
    In excess of net investment income                           --                    --
    From net capital gains                                  (47,637)                   --
    In excess of net capital gains                               --                    --
                                                        -----------           -----------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  (560,471)             (997,172)

FROM CAPITAL SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------
    Proceeds from shares sold                             4,706,884             9,840,352
    Distributions reinvested                                332,366               784,777
    Paid-in capital portion of short-term trading
    fee                                                          --                    --
                                                        -----------           -----------
                                                          5,039,250            10,625,129
    Cost of shares redeemed                              (4,067,556)           (8,044,567)
                                                        -----------           -----------

      NET INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS                       971,694             2,580,562

------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                     1,121,935             3,072,236
------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                      21,399,643            18,327,407

------------------------------------------------------------------------------------------
END OF PERIOD                                           $22,521,578           $21,399,643
------------------------------------------------------------------------------------------

Undistributed net investment income, end of period      $    15,617           $     4,095
                                                        ===========           ===========

CAPITAL SHARE ACTIVITY
------------------------------------------------------------------------------------------
    Shares sold                                             381,446               808,610
    Shares reinvested                                        26,964                64,542
    Shares redeemed                                        (329,860)             (661,154)
                                                        -----------           -----------
      NET SHARE ACTIVITY                                     78,550               211,998
                                                        ===========           ===========

See accompanying notes to financial statements.

86

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

                                    INCOME FUND                          ALL AMERICAN EQUITY FUND
                       -------------------------------------       -------------------------------------
                       SIX MONTHS ENDED         YEAR ENDED         SIX MONTHS ENDED         YEAR ENDED
                       DECEMBER 31, 1998       JUNE 30, 1998       DECEMBER 31, 1998       JUNE 30, 1998




--------------------------------------------------------------------------------------------------------
                          $    87,943           $   159,539           $   177,100           $   295,491
                              (39,892)              775,019               420,009             1,150,496
                              (43,514)            1,282,975             3,356,552             5,567,709
                          -----------           -----------           -----------           -----------


                                4,537             2,217,533             3,953,661             7,013,696


--------------------------------------------------------------------------------------------------------
                              (28,144)             (182,284)              (88,996)             (294,531)
                                   --                    --                    --               (21,819)
                             (738,350)           (1,415,785)           (1,212,357)             (507,110)
                                   --                    --                    --                    --
                          -----------           -----------           -----------           -----------
                             (766,494)           (1,598,069)           (1,301,353)             (823,460)


--------------------------------------------------------------------------------------------------------
                            1,593,979             5,132,257            19,246,476            26,967,395
                            1,061,616             1,417,432             1,266,586               770,612

                                  504                 3,516                    --                12,410
                          -----------           -----------           -----------           -----------
                            2,656,099             6,553,205            20,513,062            27,750,417
                           (1,884,600)           (5,650,697)          (11,259,966)          (24,748,051)
                          -----------           -----------           -----------           -----------
                              771,499               902,508             9,253,096             3,002,366


--------------------------------------------------------------------------------------------------------
                                9,542             1,521,972            11,905,404             9,192,602
--------------------------------------------------------------------------------------------------------


                           11,136,821             9,614,849            34,670,974            25,478,372

--------------------------------------------------------------------------------------------------------
                          $11,146,363           $11,136,821           $46,576,378           $34,670,974
--------------------------------------------------------------------------------------------------------

                          $    57,563           $    (2,236)          $    71,893           $   (16,211)
                          ===========           ===========           ===========           ===========


--------------------------------------------------------------------------------------------------------
                              107,425               337,095               508,061               781,985
                               76,778               104,459                32,592                22,147
                             (126,897)             (378,119)             (298,873)             (723,425)
                          -----------           -----------           -----------           -----------
                               57,306                63,435               241,780                80,707
                          ===========           ===========           ===========           ===========

------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------

                                                               REAL ESTATE FUND
                                                     -------------------------------------
                                                     SIX MONTHS ENDED         YEAR ENDED
                                                     DECEMBER 31, 1998       JUNE 30, 1998
INCREASE (DECREASE)
IN NET ASSETS

FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------------
    Net investment income (loss)                        $  129,025            $   296,173
    Net realized gain (loss)                              (413,838)             2,410,511
    Net unrealized appreciation (depreciation)            (737,433)            (2,358,454)
                                                        ----------            -----------
      NET INCREASE (DECREASE) IN NET ASSETS
      FROM INVESTMENT OPERATIONS                        (1,022,246)               348,230

DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------
    From net investment income                                  --               (407,325)
    In excess of net investment income                          --                     --
    From net capital gains                              (2,074,983)              (368,775)
    In excess of net capital gains                              --                     --
                                                        ----------            -----------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS               (2,074,983)              (776,100)

FROM CAPITAL SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------
    Proceeds from shares sold                              969,400             10,993,821
    Distributions reinvested                             2,019,625                739,094
    Paid-in capital portion of short-term trading
    fee                                                        500                    127
                                                        ----------            -----------
                                                         2,989,525             11,733,042
    Cost of shares redeemed                             (2,655,035)           (13,833,733)
                                                        ----------            -----------
      NET INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS                      334,490             (2,100,691)

------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   (2,762,739)            (2,528,561)
------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                     11,368,295             13,896,856

------------------------------------------------------------------------------------------
END OF PERIOD                                           $8,605,556            $11,368,295
------------------------------------------------------------------------------------------

Undistributed net investment income, end of period      $  118,470            $   (10,555)
                                                        ==========            ===========

CAPITAL SHARE ACTIVITY
------------------------------------------------------------------------------------------
    Shares sold                                             80,911                709,555
    Shares reinvested                                      218,102                 49,283
    Shares redeemed                                       (218,933)              (904,995)
                                                        ----------            -----------
      NET SHARE ACTIVITY                                    80,080               (146,157)
                                                        ==========            ===========

See accompanying notes to financial statements.

88

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

                                   CHINA REGION
                                 OPPORTUNITY FUND                          GLOBAL RESOURCES FUND
                       -------------------------------------       -------------------------------------
                       SIX MONTHS ENDED         YEAR ENDED         SIX MONTHS ENDED         YEAR ENDED
                       DECEMBER 31, 1998       JUNE 30, 1998       DECEMBER 31, 1998       JUNE 30, 1998




--------------------------------------------------------------------------------------------------------
                          $  (119,033)          $   122,601           $  (154,761)          $  (447,823)
                           (2,542,986)             (357,192)           (2,785,401)             (433,737)
                            1,635,418           (19,946,443)             (361,483)           (8,934,964)
                          -----------           -----------           -----------           -----------

                           (1,026,601)          (20,181,034)           (3,301,645)           (9,816,524)


--------------------------------------------------------------------------------------------------------
                             (121,787)             (207,619)                   --                    --
                                   --                    --                    --                    --
                                   --                    --              (944,679)             (160,639)
                                   --                    --                    --            (3,620,754)
                          -----------           -----------           -----------           -----------
                             (121,787)             (207,619)             (944,679)           (3,781,393)


--------------------------------------------------------------------------------------------------------
                            7,318,520            36,040,287             3,523,707            29,416,915
                                   --               198,979                    --             3,469,677

                               74,963               263,326                 3,971                22,484
                          -----------           -----------           -----------           -----------
                            7,393,483            36,502,592             3,527,678            32,909,076
                          (10,101,133)          (38,753,107)           (3,622,576)          (30,336,586)
                          -----------           -----------           -----------           -----------

                           (2,707,650)           (2,250,515)              (94,898)            2,572,490

--------------------------------------------------------------------------------------------------------
                           (3,856,038)          (22,639,168)           (4,341,222)          (11,025,427)
--------------------------------------------------------------------------------------------------------


                           19,459,845            42,099,013            18,957,942            29,983,369

--------------------------------------------------------------------------------------------------------
                          $15,603,807           $19,459,845           $14,616,720           $18,957,942
--------------------------------------------------------------------------------------------------------

                          $  (121,312)          $   119,508           $  (205,126)          $   (50,365)
                          ===========           ===========           ===========           ===========


--------------------------------------------------------------------------------------------------------
                            2,038,445             5,562,694               945,527             3,859,064
                                   --                34,307                    --               580,214
                           (2,732,609)           (5,740,651)             (937,196)           (4,286,561)
                          -----------           -----------           -----------           -----------
                             (694,164)             (143,650)                8,331               152,717
                          ===========           ===========           ===========           ===========

-----------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------
                                                               WORLD GOLD FUND
                                                    -------------------------------------
                                                    SIX MONTHS ENDED         YEAR ENDED
                                                    DECEMBER 31, 1998       JUNE 30, 1998

INCREASE (DECREASE)
IN NET ASSETS

FROM INVESTMENT OPERATIONS:
-----------------------------------------------------------------------------------------
    Net investment income (loss)                      $     90,748          $ (1,126,252)
    Net realized gain (loss)                           (15,791,845)           (5,618,417)
    Net unrealized appreciation (depreciation)          12,575,867           (60,561,663)
                                                      ------------          ------------
      NET INCREASE (DECREASE) IN NET ASSETS
      FROM INVESTMENT OPERATIONS                        (3,125,230)          (67,306,332)

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------
    From net investment income                            (139,230)                   --
    In excess of net investment income                          --            (1,637,556)
    From net capital gains                                      --                    --
    In excess of net capital gains                              --                    --
                                                      ------------          ------------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 (139,230)           (1,637,556)

FROM CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------
    Proceeds from shares sold                          744,516,528           735,521,254
    Distributions reinvested                                    --             1,481,375
    Paid-in capital portion of short-term trading
    fee                                                  1,803,338             1,423,972
                                                      ------------          ------------
                                                       746,319,866           738,426,601
    Cost of shares redeemed                           (783,992,006)         (707,189,284)
                                                      ------------          ------------

      NET INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS                  (37,672,140)           31,237,317

-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                  (40,936,600)          (37,706,571)
-----------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                    149,759,314           187,465,885

-----------------------------------------------------------------------------------------
END OF PERIOD                                         $108,822,714          $149,759,314
-----------------------------------------------------------------------------------------

Undistributed net investment income, end of period    $   (216,813)         $   (168,311)
                                                      ============          ============

CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------
    Shares sold                                         79,236,160            61,013,502
    Shares reinvested                                           --               132,859
    Shares redeemed                                    (82,817,811)          (57,712,475)
                                                      ------------          ------------
      NET SHARE ACTIVITY                                (3,581,651)            3,433,886
                                                      ============          ============

See accompanying notes to financial statements.

90

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                GOLD SHARES FUND
     ---------------------------------------
     SIX MONTHS ENDED           YEAR ENDED
     DECEMBER 31, 1998         JUNE 30, 1998





--------------------------------------------
      $    (750,603)        $       442,921
        (12,399,955)            (51,900,714)
         15,919,265              18,623,002
      -------------         ---------------
          2,768,707             (32,834,791)



--------------------------------------------
                 --              (1,269,718)
                 --                (131,682)
                 --                      --
                 --                      --
      -------------         ---------------
                 --              (1,401,400)


--------------------------------------------
        482,061,153           2,855,272,222
                 --               1,265,832

          1,132,634               6,755,275
      -------------         ---------------
        483,193,787           2,863,293,329
       (494,440,714)         (2,862,329,383)
      -------------         ---------------


        (11,246,927)                963,946

--------------------------------------------
         (8,478,220)            (33,272,245)
--------------------------------------------


         46,250,549              79,522,794

--------------------------------------------
      $  37,772,329         $    46,250,549
--------------------------------------------

      $    (927,765)        $      (177,162)
      =============         ===============


--------------------------------------------
        125,038,048             441,295,800
                 --                 222,076
       (127,356,562)           (437,784,893)
      -------------         ---------------
         (2,318,514)              3,732,983
      =============         ===============

---------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                            December 31, 1998
---------------------------------------------------------------------------


NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

 U.S. Global Investors Funds (Trust) is organized as a Massachusetts business trust, consisting of eleven separate funds (Funds), as follows: U.S. Treasury Securities Cash, U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, Income, All American Equity, Real Estate, China Region Opportunity, Global Resources, World Gold and Gold Shares. Prior to July 1, 1998, Near-Term Tax Free, Tax Free, Income, All American Equity, Real Estate, Global Resources, World Gold and Gold Shares were known as United Services Near-Term Tax Free, U.S. Tax Free, U.S. Income, U.S. All American Equity, U.S. Real Estate, U.S. Global Resources, U.S. World Gold and U.S. Gold Shares, respectively. The Trust is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.

 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A. SECURITY VALUATIONS

 The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked prices or using quotes provided by principal market makers. Short-term investments with effective maturities of sixty days or less at the date of purchase and investments of U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds are valued at amortized cost, which approximates market value. An independent pricing service values municipal securities and long-term U.S. Government obligations using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

 B. FAIR VALUED SECURITIES

 Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are considered in determining fair value: nature and duration of restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management's judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer's management, quality of the underlying property based on review of independent geological studies, the extent of the fund's investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

----------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                             December 31, 1998
----------------------------------------------------------------------------


 C. SECURITY TRANSACTIONS AND INVESTMENT INCOME

 Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available to the Funds. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on the same basis as used for federal tax reporting.

 The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate on their books liquid assets to collateralize the obligation until settlement. The investment is accounted for in the same manner as marketable portfolio securities.

 D. REPURCHASE AGREEMENTS

 The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold, as collateral underlying securities with a value exceeding the total repurchase price, including accrued interest. The Funds use joint tri-party repurchase agreements with other Funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating Fund owns an undivided interest in the account.

 E. OPTIONS

 Some Funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of option carries the risk of a change in value of the underlying instruments, an illiquid secondary market, or that the counterparty fails to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium.

                             GLOBAL RESOURCES FUND          WORLD GOLD FUND            GOLD SHARES FUND
                           ---------------------------------------------------------------------------------
                           NUMBER OF     PREMIUMS      NUMBER OF     PREMIUMS      NUMBER OF     PREMIUMS
                           CONTRACTS   PAID/RECEIVED   CONTRACTS   PAID/RECEIVED   CONTRACTS   PAID/RECEIVED
  Options outstanding at
    July 1, 1998               --        $     --          900      $   386,450      1,200      $   834,550
  Options written              20           2,440          393           37,790         95            7,758
  Options purchased           300          30,075       21,326        6,432,733     10,820        3,709,028
  Options terminated
    in closing purchase
    transactions               --              --         (293)         (23,715)       (95)          (7,758)
  Options sold               (300)        (30,075)      (7,650)      (2,077,167)    (4,250)      (1,944,168)
  Options expired              --              --       (2,100)        (194,075)    (1,000)         (77,000)
                             ----        --------       ------      -----------     ------      -----------
  Options outstanding at
    December 31, 1998          20        $  2,440       12,576      $ 4,562,016      6,770      $ 2,522,410
                             ====        ========       ======      ===========     ======      ===========


----------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                             December 31, 1998
----------------------------------------------------------------------------


 F. FOREIGN CURRENCY TRANSACTIONS

 Some Funds may invest in securities of foreign issuers. The accounting records of these Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted to U.S. dollars at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.

 G. FEDERAL INCOME TAXES

 The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required.

 H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

 The Funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations.

 The Funds make distributions at least annually. The U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds accrue dividends, including short-term gains or losses, on a daily basis with payment monthly. Tax Free and Near-Term Tax Free pay monthly dividends. All American Equity and Income pay quarterly dividends. Dividends and distributions payable at period end were processed for reinvestment on the following business day.

 I. EXPENSES

 Each fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Short-term trading fees collected from temporary investors in the Funds are applied as a reduction of expenses to the extent of such related costs; any excess is credited as paid-in capital. Expense offset arrangements have been made with the Funds' custodian so the custodian fees are paid indirectly by credits earned on the Funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

 J. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION

 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions

----------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                             December 31, 1998
----------------------------------------------------------------------------

 that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2: RELATED PARTY TRANSACTIONS

 U.S. Global Investors, Inc. (Manager), under an investment advisory agreement with the Trust in effect through February 29, 2000, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each Fund according to its investment objectives, policies and limitations. The Manager also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the Funds, is the controlling owner of the Manager.

 For the services of the Manager, each Fund pays a management fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each Fund is:

                                                  ANNUAL PERCENTAGE
                FUND                          AVERAGE DAILY NET ASSETS
  -------------------------------------------------------------------------

  Gold Shares, All American Equity,       .75% of the first $250,000,000
  Income, Tax Free and Real Estate        and .50% of the excess

  U.S. Treasury Securities Cash and
  U.S. Government Securities              .50% of the first $250,000,000,
  Savings                                 and .375% of the excess

  World Gold and Global Resources         1% of the first $250,000,000, and
                                          .50% of the excess

  Near-Term Tax Free                      .50%

  China Region Opportunity                1.25%

 The Manager has voluntarily agreed to reimburse specific Funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the six months ended December 31, 1998, were voluntarily limited as follows: All American Equity at 1.00%, Tax Free and Near-Term Tax Free at .70% and U.S. Government Securities Savings at .40%.

 United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Manager, is transfer agent for the Funds. Each Fund pays an annual fee based on number of shareholder accounts for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds. Effective, November 1, 1997, the Funds changed to Brown

----------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                             December 31, 1998
----------------------------------------------------------------------------

 Brothers Harriman & Co. as the new custodian, fund accounting and administration service agent with a fee structure based on average net assets. Additionally, the Manager is reimbursed at cost for in-house legal services pertaining to each fund.

 During the six months ended December 31, 1998, A & B Mailers, Inc., a wholly-owned subsidiary of the Manager, was paid $275,092 for mailing services provided to the Funds.

 The six independent Trustees receive $16,000 annually as compensation for serving on the Board, plus $2,000 per meeting. The Chairman and members of special committees receive additional compensation ranging from $1,500 to $14,000. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings.

NOTE 3: INVESTMENT ACTIVITY

 Purchases and sales of long-term securities for the six months ended December 31, 1998 are summarized as follows:

          FUND                                       PURCHASES         SALES
  -----------------------------------------------------------------------------
  Near-Term Tax Free                               $    992,750    $  1,798,979
  Tax Free                                            6,458,674       5,803,747
  Income                                              2,283,031       2,760,041
  All American Equity                                10,909,748       4,551,213
  Real Estate                                         1,972,579       3,200,352
  China Region Opportunity                              413,335       1,369,023
  Global Resources                                    5,910,669       5,019,644
  World Gold                                        145,553,070     150,620,165
  Gold Shares                                        88,365,754      92,557,233

 U.S. Treasury Securities Cash and U.S. Government Securities Savings held only short-term investments. The Funds neither purchased nor sold long-term U.S. government securities during the year.

 Investments in foreign issuers as a percent of total investments at December 31, 1998 were: 10% of Real Estate, 98% of China Region Opportunity, 32% of Global Resources, 70% of World Gold and 71% of Gold Shares.

----------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                             December 31, 1998
----------------------------------------------------------------------------

 The following table presents the income tax basis of the securities owned at December 31, 1998 and the tax basis components of net unrealized appreciation or depreciation:

                                                     GROSS         GROSS       NET UNREALIZED
                                     AGGREGATE     UNREALIZED    UNREALIZED     APPRECIATION
             FUND                       COST      APPRECIATION  DEPRECIATION   (DEPRECIATION)
  -------------------------------------------------------------------------------------------

  U.S. Treasury Securities Cash     $193,723,211  $        --   $         --    $         --
  U.S. Government Securities
    Savings                          808,489,819           --             --              --
  Near-Term Tax Free                   7,391,799      164,704         (1,632)        163,072
  Tax Free                            22,050,586      840,364        (34,183)        806,181
  Income                               8,779,329    2,736,544       (393,613)      2,342,931
  All American Equity                 28,898,192   18,410,212       (556,962)     17,853,250
  Real Estate                          9,517,397      121,280     (1,058,403)       (937,047)
  China Region Opportunity            27,985,295    1,307,609    (13,618,058)    (12,310,449)
  Global Resources                    18,746,026      354,473     (4,481,561)     (4,127,088)
  World Gold                         117,924,458   22,701,550    (33,479,723)    (10,778,173)
  Gold Shares                         36,638,738    1,448,827       (403,017)      1,045,810

 Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The loss carryforwards and related expiration dates for each fund, as of June 30, 1998, are as follows:

                                                     LOSS              EXPIRATION
             FUND                                CARRYFORWARDS            DATE
  -------------------------------------------------------------------------------
  U.S. Government Securities Savings             $  1,770,341          1999-2005
  Near-Term Tax Free                                  210,277          2003-2004
  Tax Free                                             67,031          2003-2005
  China Region Opportunity                          4,414,198          2004-2005
  World Gold                                       38,427,707          1999-2001
  Gold Shares                                     150,363,949          1999-2006

 Gold Shares and Global Resources had post-October 31, 1997 capital losses of $41,112,377 and $4,520,984 and currency loss deferral of $244,552 and $50,365, respectively which, in accordance with tax rules, are deemed to have occurred on July 1, 1998.

NOTE 4: RISKS OF CONCENTRATIONS

 China Region Opportunity may be exposed to risks not typically associated with investments in the United States, due to investments in foreign issuers in the region. These investments present risks resulting from disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting the area.

----------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                             December 31, 1998
----------------------------------------------------------------------------


NOTE 5: CAPITAL STOCK

 On May 22, 1998, the Trustees declared a 1-for-10 reverse stock split with an effective date of July 1, 1998 for the shareholders of the Gold Shares Fund. All capital share activity and per share data for the Gold Shares Fund have been restated to reflect the reverse stock split.

NOTE 6: REVOLVING DEMAND NOTES

 On November 6, 1997 each of the Funds entered into revolving demand notes with Brown Brothers Harriman & Co. as denoted below subject to the borrowing limits as set forth in the Funds' registration statement. These notes are collateralized by any or all of the securities held by Brown Brothers Harriman & Co. as the Funds' custodian. Borrowing under these notes will be charged interest at the current overnight Federal Funds Rate plus 1.75%. There were no borrowings under the revolving demand notes at December 31, 1998.

                                                         AMOUNT AVAILABLE UNDER
               FUND                                      REVOLVING DEMAND NOTE
  -----------------------------------------------------------------------------
  U.S. Treasury Securities Cash                               $ 30,000,000
  U.S. Government Securities Savings                            30,000,000
  Near-Term Tax Free                                             5,000,000
  Tax Free                                                       5,000,000
  Income                                                         5,000,000
  All American Equity                                            5,000,000
  Real Estate                                                    5,000,000
  China Region Opportunity                                       5,000,000
  Global Resources                                               5,000,000
  World Gold                                                    15,000,000
  Gold Shares                                                  100,000,000

NOTE 7: SHARES OF BENEFICIAL INTEREST

 At December 31, 1998, individual shareholders holding more than 5% of outstanding shares comprised 20.65% of the Near-Term Tax Free Fund.

----------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------

U.S. TREASURY SECURITIES CASH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                            12/98       1998       1997       1996       1995       1994
NET ASSET VALUE, BEGINNING OF PERIOD        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                       .02        .04        .04        .04        .04        .02
  Net realized and unrealized gain
    (loss)                                     --         --         --         --         --         --
                                         --------   --------   --------   --------   --------   --------
  Total from investment activities            .02        .04        .04        .04        .04        .02
                                         --------   --------   --------   --------   --------   --------

Distributions
  From net investment income                 (.02)      (.04)      (.04)      (.04)      (.04)      (.02)
  From net realized gains                      --         --         --         --         --         --
                                         --------   --------   --------   --------   --------   --------
  Total distributions                        (.02)      (.04)      (.04)      (.04)      (.04)      (.02)

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees) (a)                2.11%      4.55%      4.35%      4.54%      4.43%      2.38%
Ratios to Average Net Assets (b):
  Net investment income                      4.17%      4.37%      4.22%      4.42%      4.32%      2.38%
  Total expenses                             1.03%       .96%      1.04%      1.03%       .97%       .96%
  Expenses reimbursed or offset                --         --         --         --         --       (.03)%
  Net expenses                               1.03%       .96%      1.04%      1.03%       .97%       .93%
Net assets, end of period (in
  thousands)                             $194,469   $149,421   $231,882   $188,844   $190,373   $164,708


(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

----------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES SAVINGS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                          12/98       1998       1997       1996       1995          1994
NET ASSET VALUE, BEGINNING OF PERIOD        $1.00      $1.00      $1.00      $1.00      $1.00         $1.00
-------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                       .03        .05        .05        .05        .05           .03
  Net realized and unrealized gain
    (loss)                                     --         --         --         --       (.01)           --
                                         --------   --------   --------   --------   --------      --------
  Total from investment activities            .03        .05        .05        .05        .04           .03
                                         --------   --------   --------   --------   --------      --------
Distributions
  From net investment income                 (.03)      (.05)      (.05)      (.05)      (.05)         (.03)
  From net realized gains                      --         --         --         --         --            --
                                         --------   --------   --------   --------   --------      --------
  Total distributions                        (.03)      (.05)      (.05)      (.05)      (.05)         (.03)
Capital contribution by manager                --         --         --         --        .01            --

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $1.00      $1.00      $1.00      $1.00      $1.00         $1.00
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees (a)                 2.59%      5.38%      5.27%      5.34%      5.09%(c)     3.34%
Ratios to Average Net Assets (b):
  Net investment income                      5.11%      5.25%      5.13%      5.28%      5.03%         3.34%
  Total expenses                              .60%       .67%       .70%       .71%       .68%          .71%
  Expenses reimbursed or offset              (.34)%     (.36)%     (.41)%     (.45)%     (.45)%        (.55)%
  Net expenses                                .26%       .31%       .29%       .26%       .23%          .16%
Net assets, end of period (in
  thousands)                             $810,901   $761,518   $691,769   $588,409   $529,372      $610,229

(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.

(c) Total return includes the effect of a voluntary capital contribution by the Manager; otherwise the return would have been 4.19%.

----------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------

NEAR-TERM TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                                      12/98     1998     1997     1996     1995     1994
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.64   $10.49   $10.38   $10.47   $10.39   $10.74
-----------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                  .22      .43      .48      .47      .45      .43
  Net realized and unrealized gain (loss)                .05      .19      .12     (.09)     .06     (.21)
                                                      ------   ------   ------   ------   ------   ------
  Total from investment activities                       .27      .62      .60      .38      .51      .22
                                                      ------   ------   ------   ------   ------   ------
Distributions
  From net investment income                            (.21)    (.47)    (.49)    (.47)    (.43)    (.44)
  In excess of net investment income                      --       --       --       --       --     (.07)
  From net realized gains                                 --       --       --       --       --       --
  In excess of net realized gains                         --       --       --       --       --     (.06)
                                                      ------   ------   ------   ------   ------   ------
  Total distributions                                   (.21)    (.47)    (.49)    (.47)    (.43)    (.57)

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $10.70   $10.64   $10.49   $10.38   $10.47   $10.39
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees) (a)                           2.58%    6.02%    5.85%    3.68%    5.02%    2.03%
Ratios to Average Net Assets (b):
  Net investment income                                 4.04%    4.12%    4.67%    4.41%    4.25%    4.34%
  Total expenses                                        2.29%    1.83%    1.92%    1.75%    1.62%    1.80%
  Expenses reimbursed or offset                        (1.59)%  (1.13)%  (1.52)%  (1.23)%  (1.42)%  (1.80)%
  Net expenses                                           .70%     .70%     .40%     .52%     .20%      --
Portfolio turnover rate                                   27%      39%     103%      83%      53%      69%

Net assets, end of period (in thousands)              $7,655   $8,061   $7,360   $6,545   $7,128   $9,190

(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.

----------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------

TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                                12/98      1998      1997      1996      1995      1994
NET ASSET VALUE, BEGINNING OF PERIOD            $12.20    $11.89    $11.58    $11.55    $11.40    $12.16
----------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                            .30       .57       .59       .59       .64       .67
  Net realized and unrealized gain (loss)          .11       .33       .31       .01       .18       (56)
                                               -------   -------   -------   -------   -------   -------
  Total from investment activities                 .41       .90       .90       .60       .82       .11
                                               -------   -------   -------   -------   -------   -------
Distributions
  From net investment income                      (.29)     (.59)     (.59)     (.57)     (.64)     (.68)
  In excess of net investment income                --        --        --        --      (.03)     (.06)
  From net realized gains                         (.03)       --        --        --        --      (.06)
  In excess of net realized gains                   --        --        --        --        --      (.07)
                                               -------   -------   -------   -------   -------   -------
  Total distributions                             (.32)     (.59)     (.59)     (.57)     (.67)     (.87)

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $12.29    $12.20    $11.89    $11.58    $11.55    $11.40
----------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees) (a)                     3.34%     7.71%     7.93%     5.25%     7.51%      .75%
Ratios to Average Net Assets (b):
  Net investment income                           4.81%     4.77%     5.00%     5.06%     5.62%     5.68%
  Total expenses                                  1.54%     1.45%     1.46%     1.44%     1.49%     1.46%
  Expenses reimbursed or offset                   (.84)%    (.75)%   (1.06)%   (1.08)%   (1.27)%   (1.46)%
  Net expenses                                     .70%      .70%      .40%      .36%      .22%       --
Portfolio turnover rate                             53%       49%       87%       69%       22%       51%
Net assets, end of period (in thousands)       $22,522   $21,400   $18,327   $19,949   $18,613   $18,656

(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.

----------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------

INCOME FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                                   12/98      1998     1997     1996      1995      1994
NET ASSET VALUE, BEGINNING OF PERIOD               $15.32    $14.49   $14.94   $13.35    $12.57    $14.06
-----------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                               .19       .23      .31      .35       .35       .31
  Net realized and unrealized gain (loss)             .26      2.84     1.77     1.84       .79     (1.06)
                                                  -------   -------   ------   ------   -------   -------
  Total from investment activities                    .45      3.07     2.08     2.19      1.14      (.75)
                                                  -------   -------   ------   ------   -------   -------
Distributions
  From net investment income                         (.11)     (.28)    (.27)    (.35)     (.34)     (.31)
  In excess of net investment income                   --        --       --       --        --      (.03)
  From net realized gains                           (1.45)    (1.96)   (2.26)    (.25)     (.02)     (.01)
  In excess of net realized gains                      --        --       --       --        --      (.39)
                                                  -------   -------   ------   ------   -------   -------
  Total distributions                               (1.56)    (2.24)   (2.53)    (.60)     (.36)     (.74)

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $14.21    $15.32   $14.49   $14.94    $13.35    $12.57
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees) (a)                        3.28%    23.92%   15.58%   16.60%     9.31%    (5.83)%
Ratios to Average Net Assets (b):
  Net investment income                              1.65%     1.54%    2.18%    2.45%     2.59%     2.27%
  Total expenses                                     2.44%     2.14%    2.20%    2.10%     2.01%     1.79%
  Expenses reimbursed or offset                        --        --     (.01)%   (.02)%    (.03)%    (.05)%
  Net expenses                                       2.44%     2.14%    2.19%    2.08%     1.98%     1.74%
Portfolio turnover rate                                53%       29%      88%      51%        7%        7%
Net assets, end of period (in thousands)          $11,146   $11,137   $9,615   $9,698   $10,230   $11,865

(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.

                                                                             103

----------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------

ALL AMERICAN EQUITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                                12/98      1998      1997      1996      1995      1994
NET ASSET VALUE, BEGINNING OF PERIOD            $38.80    $31.34    $24.55    $20.08    $19.52    $20.60
----------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                            .18       .38       .38       .41       .44       .44
  Net realized and unrealized gain (loss)         3.26      8.06      7.64      4.44      2.68      (.75)
                                               -------   -------   -------   -------   -------   -------
  Total from investment activities                3.44      8.44      8.02      4.85      3.12      (.31)
                                               -------   -------   -------   -------   -------   -------
Distributions
  From net investment income                      (.10)     (.37)     (.43)     (.38)     (.39)     (.44)
  In excess of net investment income                --      (.03)       --        --        --      (.02)
  From net realized gains                        (1.12)     (.58)     (.80)       --        --      (.31)
  In excess of net realized gains                   --        --        --        --     (2.17)       --
                                               -------   -------   -------   -------   -------   -------
  Total distributions                            (1.22)     (.98)    (1.23)     (.38)    (2.56)     (.77)

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $41.02    $38.80    $31.34    $24.55    $20.08    $19.52
----------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees) (a)                     9.04%    27.31%    33.68%    24.31%    17.98%    (1.67)%
Ratios to Average Net Assets (b):
  Net investment income                           0.92%     1.03%     1.51%     1.84%     2.33%     2.11%
  Total expenses                                  1.63%     1.61%     1.81%     1.90%     2.17%     2.08%
  Expenses reimbursed or offset                   (.63)%    (.64)%   (1.14)%   (1.22)%   (1.47)%   (1.47)%
  Net expenses                                    1.00%      .97%      .67%      .68%      .70%      .61%
Portfolio turnover rate                             28%       24%        7%       16%       97%      117%
Net assets, end of period (in thousands)       $46,576   $34,671   $25,478   $15,220   $11,931   $10,227

(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.

----------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------

REAL ESTATE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                                   12/98    1998*      1997     1996     1995      1994
NET ASSET VALUE, BEGINNING OF PERIOD               $13.68    $14.22     $10.97    $9.80    $9.86    $10.96
------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                               .14       .27        .40      .42      .23       .22
  Net realized and unrealized gain (loss)           (1.42)      .03       3.15     1.27     (.13)    (1.05)
                                                   ------   -------    -------   ------   ------   -------
  Total from investment activities                  (1.28)      .30       3.55     1.69      .10      (.83)
                                                   ------   -------    -------   ------   ------   -------
Distributions
  From net investment income                           --      (.39)      (.30)    (.39)    (.16)     (.22)
  In excess of net investment income                   --        --         --       --       --      (.02)
  From net realized gains                           (2.95)     (.45)        --       --       --        --
  Tax return of capital                                --        --         --     (.13)      --      (.03)
                                                   ------   -------    -------   ------   ------   -------
  Total distributions                               (2.95)     (.84)      (.30)    (.52)    (.16)     (.27)

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $9.45    $13.68     $14.22   $10.97    $9.80     $9.86
------------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees) (a)                       (8.89)%    1.39%     32.44%   17.34%    1.09%    (7.70)%
Ratios to Average Net Assets (b):
  Net investment income                              2.67%     2.05%      3.19%    3.63%    2.22%     1.96%
  Total expenses                                     3.12%     2.01%      1.82%    2.27%    1.95%     1.62%
  Expenses reimbursed or offset                        --      (.04)%     (.02)%   (.01)%   (.03)%    (.03)%
  Net expenses                                       3.12%     1.97%      1.80%    2.26%    1.92%     1.59%
Portfolio turnover rate                                54%       95%       118%     108%      48%      145%
Net assets, end of period (in thousands)           $8,606   $11,368    $13,897   $8,220   $9,169   $14,597

* Effective May 1, 1998, the fund changed to a new sub-advisor, Goodman & Co.

(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.

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  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------

CHINA REGION OPPORTUNITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                        12/98      1998      1997      1996      1995    1994*     1994**
NET ASSET VALUE, BEGINNING OF PERIOD     $4.09     $8.60     $6.43     $6.67     $7.75    $10.00        $9.92
-----------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)            (.03)      .03       .05       .08       .10       .04          .04
  Net realized and unrealized gain
    (loss)                                (.19)     4.49      2.15      (.22)    (1.09)    (2.25)       (2.17)
                                       -------   -------   -------   -------   -------    ------       ------
  Total from investment activities        (.22)     4.46      2.20      (.14)     (.99)    (2.21)       (2.13)
                                       -------   -------   -------   -------   -------    ------       ------
Distributions
  From net investment income              (.03)     (.05)     (.03)     (.08)     (.09)     (.04)        (.04)
  In excess of net investment income        --        --        --      (.02)       --        --           --
  From net realized gains                   --        --        --        --        --        --           --
                                       -------   -------   -------   -------   -------    ------       ------
  Total distributions                     (.03)     (.05)     (.03)     (.10)     (.09)     (.04)        (.04)

-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $3.84     $4.09     $8.60     $6.43     $6.67     $7.75        $7.75
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees) (a)            (5.38)%  (52.06)%   34.38%    (2.07)%  (12.79)%  (22.11)%     (21.48)%
Ratios to Average Net Assets (b):
  Net investment income (loss)           (1.52)%     .39%      .87%     1.24%     1.53%     1.51%        1.33%
  Total expenses                          4.47%     2.60%     2.54%     2.60%     2.51%     3.10%        3.26%
  Expenses reimbursed or offset             --        --      (.32)%    (.45)%    (.56)%   (1.48)%      (1.38)%
  Net expenses                            4.47%     2.60%     2.22%     2.15%     1.95%     1.62%        1.88%
Portfolio turnover rate                      6%       17%       24%       37%       54%       13%          13%
Net assets, end of period (in
  thousands)                           $15,604   $19,460   $42,099   $20,967   $19,022    $7,655       $7,655

(a)  Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.

* For the period January 10, 1994, commencement of operations, through June 30, 1994.

** For the period February 10, 1994, effective date of registration and public offering, through June 30, 1994.

----------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------

GLOBAL RESOURCES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                                12/98      1998      1997      1996      1995      1994
NET ASSET VALUE, BEGINNING OF PERIOD             $4.47     $7.33     $6.98     $5.76     $5.74     $6.10
----------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                    (.04)     (.01)     (.05)     (.01)     (.03)     (.02)
  Net realized and unrealized gain (loss)         (.75)    (1.95)     1.34      1.31       .36      (.18)
                                               -------   -------   -------   -------   -------   -------
  Total from investment activities                (.79)    (1.96)     1.29      1.30       .33      (.20)
                                               -------   -------   -------   -------   -------   -------
Distributions
  From net investment income                        --        --      (.04)       --        --        --
  In excess of net investment income                --        --        --      (.01)       --      (.01)
  From net realized gains                         (.24)     (.04)     (.90)     (.07)       --      (.15)
  In excess of net realized gains                   --      (.86)       --        --      (.31)       --
                                               -------   -------   -------   -------   -------   -------
  Total distributions                             (.24)     (.90)     (.94)     (.08)     (.31)     (.16)

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $3.44     $4.47     $7.33     $6.98     $5.76     $5.74
----------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees) (a)                   (17.75)%  (29.79)%   18.96%    22.80%     5.94%    (3.73)%
Ratios to Average Net Assets (b):
  Net investment income (loss)                   (1.92)%    1.51%     (.76)%    (.13)%    (.60)%    (.34)%
  Total expenses                                  4.42%     2.42%     2.34%     2.58%     2.51%     2.44%
  Expenses reimbursed or offset                     --      (.04)%    (.04)%    (.01)%    (.02)%    (.01)%
  Net expenses                                    4.42%     2.38%     2.30%     2.57%     2.49%     2.43%
Portfolio turnover rate                             71%      192%       52%      117%       50%       58%
Net assets, end of period (in thousands)       $14,617   $18,958   $29,983   $24,534   $21,452   $21,620


(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.

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 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------

WORLD GOLD FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                           12/98      1998       1997       1996       1995       1994
NET ASSET VALUE, BEGINNING OF PERIOD        $9.86     $15.95     $21.12     $15.81     $15.63     $14.59
----------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                 --       (.05)      (.12)      (.08)      (.12)      (.09)
  Net realized and unrealized gain
    (loss)                                   (.47)     (5.90)     (3.94)      5.39        .33       1.13
                                         --------   --------   --------   --------   --------   --------
  Total from investment activities           (.47)     (5.95)     (4.06)      5.31        .21       1.04
                                         --------   --------   --------   --------   --------   --------
Distributions
  From net investment income                 (.01)        --      (1.11)        --         --         --
  In excess of net investment income           --       (.14)        --         --       (.03)        --
  From net realized gains                      --         --         --         --         --         --
                                         --------   --------   --------   --------   --------   --------
  Total distributions                        (.01)      (.14)     (1.11)        --       (.03)        --
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $9.38      $9.86     $15.95     $21.12     $15.81     $15.63
----------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees) (a)               (4.75)%   (37.41)%   (20.10)%    33.59%      1.36%      7.13%
Ratios to Average Net Assets (b):
  Net investment income (loss)                .15%      (.72)%     (.60)%     (.40)%     (.66)%     (.66)%
  Total expenses                             2.12%      1.74%      1.54%      1.53%      1.58%      1.57%
  Expenses reimbursed or offset              (.04)%       --       (.04)%     (.02)%     (.03)%     (.04)%
  Net expenses                               2.08%      1.74%      1.52%      1.51%      1.55%      1.53%
Portfolio turnover rate                       283%        43%        40%        26%        28%        20%
Net assets, end of period (in
  thousands)                             $108,823   $149,759   $187,466   $248,781   $181,473   $202,819

(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.

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 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------

GOLD SHARES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/98      1998     1997       1996       1995       1994

NET ASSET VALUE, BEGINNING OF PERIOD          $3.79     $9.40    $18.40     $21.40     $24.80     $24.90
----------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                 (.08)      .01       .40        .50        .60        .70
  Net realized and unrealized gain (loss)       .11     (5.50)    (8.90)     (3.00)     (3.30)     (0.20)
                                            -------   -------   -------   --------   --------   --------
  Total from investment activities              .03     (5.49)    (8.50)     (2.50)     (2.70)      0.50
                                            -------   -------   -------   --------   --------   --------
Distributions
  From net investment income                     --      (.11)     (.50)      (.50)      (.60)      (.60)
  In excess of net investment income             --      (.01)       --         --       (.10)        --
  From net realized gains                        --        --        --         --         --         --
                                            -------   -------   -------   --------   --------   --------
  Total distributions                            --      (.12)     (.50)      (.50)      (.70)      (.60)

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $3.82     $3.79     $9.40     $18.40     $21.40     $24.80
----------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees) (a)                   .79%   (58.83)%  (46.49)%   (11.73)%   (11.21)%     1.85%
Ratios to Average Net Assets (b):
  Net investment income (loss)                (3.38)%     .53%     2.68%      1.81%      2.47%      2.61%
  Total expenses                               5.67%     2.67%     1.84%      1.58%      1.47%      1.52%
  Expenses reimbursed or offset                (.20)%    (.20)%    (.04)%     (.04)%     (.05)%     (.06)%
  Net expenses                                 5.47%     2.47%     1.80%      1.54%      1.42%      1.46%
Portfolio turnover rate                         484%      220%       44%        24%        33%        29%
Net assets, end of period (in thousands)    $37,772   $46,251   $79,598   $153,839   $211,171   $263,827

(a) Total returns for periods less than one year are not annualized.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.

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